Schedule of Investments (unaudited) June 30, 2019	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 2.4%
AAR Corp.	24,730	$909,817
Aerojet Rocketdyne Holdings Inc.(a)(b)	51,660	2,312,818
Aerovironment Inc.(a)(b)	13,212	750,045
Air Industries Group(a)(b)	6,231	6,792
Arconic Inc.	289,274	7,469,055
Arotech Corp.(a)(b)	13,472	26,809
Astronics Corp.(a)	18,058	726,293
Astrotech Corp.(a)(b)	1,452	3,630
Axon Enterprise Inc.(a)	42,627	2,737,080
Boeing Co. (The)	378,017	137,601,968
BWX Technologies Inc.	70,783	3,687,794
CPI Aerostructures Inc.(a)(b)	6,094	51,251
Cubic Corp.	20,304	1,309,202
Curtiss-Wright Corp.	31,712	4,031,547
Ducommun Inc.(a)	6,561	295,704
General Dynamics Corp.	193,987	35,270,716
HEICO Corp.(b)	28,638	3,832,051
HEICO Corp., Class A	51,988	5,374,000
Hexcel Corp.	64,097	5,184,165
Huntington Ingalls Industries Inc.	30,324	6,815,016
Innovative Solutions & Support Inc.(a)(b)	12,144	61,934
Kratos Defense & Security Solutions Inc.(a)	61,678	1,411,809
L3 Technologies Inc.	57,150	14,011,466
L3Harris Technologies Inc.	85,124	16,099,502
Lockheed Martin Corp.	176,848	64,291,322
Mercury Systems Inc.(a)	39,028	2,745,620
MICT Inc.(a)	4,533	3,445
Moog Inc., Class A	24,759	2,317,690
National Presto Industries Inc.	5,512	514,214
Northrop Grumman Corp.	121,888	39,383,232
Parsons Corp.(a)(b)	13,587	500,817
Raytheon Co.	203,071	35,309,985
SIFCO Industries Inc.(a)	614	1,774
Spirit AeroSystems Holdings Inc., Class A(b)	77,595	6,313,905
Teledyne Technologies Inc.(a)	26,717	7,316,985
Textron Inc.	168,828	8,954,637
TransDigm Group Inc.(a)	34,684	16,780,119
Triumph Group Inc.(b)	31,109	712,396
United Technologies Corp.	581,843	75,755,959
Vectrus Inc.(a)(b)	6,578	266,804
Wesco Aircraft Holdings Inc.(a)	50,221	557,453

		511,706,821

Air Freight & Logistics — 0.5%
Air T Inc.(a)	379	6,629
Air Transport Services Group Inc.(a)	39,556	965,166
Atlas Air Worldwide Holdings Inc.(a)	18,698	834,679
CH Robinson Worldwide Inc.	100,511	8,478,103
Echo Global Logistics Inc.(a)(b)	18,438	384,801
Expeditors International of Washington Inc.	123,558	9,373,110
FedEx Corp.	173,401	28,470,710
Forward Air Corp.	19,847	1,173,950
Hub Group Inc., Class A(a)	25,054	1,051,767
Radiant Logistics Inc.(a)(b)	20,065	123,199
United Parcel Service Inc., Class B	500,486	51,685,189
XPO Logistics Inc.(a)	65,193	3,768,807

		106,316,110

Airlines — 0.4%
Alaska Air Group Inc.	89,363	5,711,189

Security	Shares	Value

Airlines (continued)
Allegiant Travel Co.	8,538	$1,225,203
American Airlines Group Inc.	281,354	9,174,954
Delta Air Lines Inc.	445,052	25,256,701
Hawaiian Holdings Inc.	38,547	1,057,344
JetBlue Airways Corp.(a)	217,315	4,018,154
Mesa Air Group Inc.(a)(b)	43,327	396,009
SkyWest Inc.	38,885	2,359,153
Southwest Airlines Co.	358,078	18,183,201
Spirit Airlines Inc.(a)(b)	49,962	2,384,686
United Continental Holdings Inc.(a)	158,763	13,899,701

		83,666,295

Auto Components — 0.3%
Adient PLC	61,084	1,482,509
American Axle & Manufacturing Holdings Inc.(a)(b)	75,545	963,954
Aptiv PLC	186,311	15,059,518
Autoliv Inc.	58,245	4,106,855
BorgWarner Inc.	139,431	5,853,313
Cooper Tire & Rubber Co.	38,279	1,207,702
Cooper-Standard Holdings Inc.(a)	10,506	481,385
Dana Inc.	106,297	2,119,562
Delphi Technologies PLC	63,483	1,269,660
Dorman Products Inc.(a)(b)	18,942	1,650,606
Fox Factory Holding Corp.(a)	27,956	2,306,650
Garrett Motion Inc.(a)	51,899	796,650
Gentex Corp.	179,405	4,415,157
Gentherm Inc.(a)(b)	21,438	896,752
Goodyear Tire & Rubber Co. (The)	173,659	2,656,983
Horizon Global Corp.(a)(b)	33,247	119,357
LCI Industries	18,756	1,688,040
Lear Corp.	45,339	6,314,363
Modine Manufacturing Co.(a)	50,152	717,675
Motorcar Parts of America Inc.(a)(b)	24,420	522,832
Shiloh Industries Inc.(a)(b)	6,500	31,655
Standard Motor Products Inc.	21,072	955,404
Stoneridge Inc.(a)(b)	18,975	598,661
Strattec Security Corp.	14,283	344,220
Superior Industries International Inc.	50,080	173,277
Sypris Solutions Inc.(a)(b)	12,897	9,995
Tenneco Inc., Class A	30,705	340,518
Tower International Inc.	30,877	602,102
Unique Fabricating Inc.	714	1,935
UQM Technologies Inc.(a)(b)	31,238	51,543
Veoneer Inc.(a)(b)	64,965	1,124,544
Visteon Corp.(a)(b)	18,313	1,072,776
Workhorse Group Inc.(a)(b)	12,560	36,926

		59,973,079

Automobiles — 0.4%
Ford Motor Co.	2,811,473	28,761,369
General Motors Co.	939,003	36,179,786
Harley-Davidson Inc.	108,552	3,889,418
Tesla Inc.(a)(b)	98,505	22,011,927
Thor Industries Inc.	36,309	2,122,261
Winnebago Industries Inc.	20,788	803,456

		93,768,217

Banks — 5.6%
1st Constitution Bancorp.	5,725	105,741
1st Source Corp.	12,178	565,059
ACNB Corp.	5,719	226,301
Allegiance Bancshares Inc.(a)	693	23,105

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
Amalgamated Bank, Class A	24,460	$426,827
American National Bankshares Inc.	13,745	532,619
American River Bankshares	5,788	70,961
Ameris Bancorp	29,829	1,168,999
AmeriServ Financial Inc.	12,601	52,294
Ames National Corp.	6,432	174,307
Arrow Financial Corp.	7,534	261,656
Associated Banc-Corp.	115,881	2,449,724
Atlantic Capital Bancshares Inc.(a)	6,098	104,398
Atlantic Union Bankshares Corp.	58,282	2,059,103
Auburn National BanCorp. Inc.	595	19,933
Banc of California Inc.	37,487	523,693
BancFirst Corp.	12,408	690,629
Bancorp. Inc. (The)(a)	25,379	226,381
Bancorp. of New Jersey Inc.(a)(b)	5,898	81,982
BancorpSouth Bank	58,118	1,687,747
Bank of America Corp.	6,376,414	184,916,006
Bank of Commerce Holdings	7,084	75,728
Bank of Hawaii Corp.	31,279	2,593,342
Bank of Marin Bancorp.	11,194	459,178
Bank of Princeton (The)	12,658	379,740
Bank of South Carolina Corp.	960	18,125
Bank of the James Financial Group Inc.	775	11,439
Bank OZK	82,325	2,477,159
BankFinancial Corp.	29	406
BankUnited Inc.	78,070	2,634,082
Bankwell Financial Group Inc.	5,679	162,987
Banner Corp.	19,550	1,058,632
Bar Harbor Bankshares	12,068	320,888
BB&T Corp.	555,579	27,295,596
BCB Bancorp. Inc.	6,455	89,402
Berkshire Hills Bancorp. Inc.	35,872	1,126,022
BOK Financial Corp.	21,674	1,635,954
Boston Private Financial Holdings Inc.	41,027	495,196
Bridge Bancorp. Inc.	6,480	190,901
Brookline Bancorp. Inc.	34,424	529,441
Bryn Mawr Bank Corp.	13,043	486,765
Business First Bancshares Inc.	16,800	427,560
Byline Bancorp Inc.(a)	20,859	398,824
C&F Financial Corp.	704	38,445
Cadence BanCorp.	91,067	1,894,194
Cambridge Bancorp.	5,175	421,762
Camden National Corp.	6,960	319,255
Capital City Bank Group Inc.	6,592	163,811
Capstar Financial Holdings Inc.	25,704	389,416
Carolina Financial Corp.	14,493	508,559
Carolina Trust Bancshares Inc.(a)(b)	5,615	44,134
Cathay General Bancorp.	51,240	1,840,028
CB Financial Services Inc.(b)	829	19,689
CBTX Inc.	12,770	359,348
CenterState Bank Corp.	64,697	1,489,972
Central Pacific Financial Corp.	9,084	272,157
Central Valley Community Bancorp.	6,385	137,086
Century Bancorp. Inc./MA, Class A, NVS	635	55,817
Chemical Financial Corp.	55,079	2,264,298
Chemung Financial Corp.	774	37,415
CIT Group Inc.	77,978	4,096,964
Citigroup Inc.	1,667,519	116,776,356
Citizens & Northern Corp.	7,050	185,626
Citizens Community Bancorp. Inc./WI	799	8,661

Security	Shares	Value

Banks (continued)
Citizens Financial Group Inc.	343,150	$12,133,784
Citizens First Corp.	289	7,422
Citizens Holding Co.	828	17,082
City Holding Co.	11,960	912,070
Civista Bancshares Inc.	6,604	148,260
CNB Financial Corp./PA	7,183	202,848
Codorus Valley Bancorp. Inc.	6,238	143,474
Colony Bankcorp Inc.	5,732	97,157
Columbia Banking System Inc.	49,678	1,797,350
Comerica Inc.	119,065	8,648,882
Commerce Bancshares Inc.	75,892	4,527,717
Community Bank System Inc.	34,800	2,291,232
Community Bankers Trust Corp.	13,702	116,056
Community Financial Corp. (The)	880	29,682
Community Trust Bancorp. Inc.	12,517	529,344
Community West Bancshares	5,738	55,372
ConnectOne Bancorp. Inc.	19,186	434,755
County Bancorp. Inc.(b)	862	14,732
Cullen/Frost Bankers Inc.	44,037	4,124,505
Customers Bancorp. Inc.(a)	18,443	387,303
CVB Financial Corp.	69,494	1,461,459
DNB Financial Corp.(b)	618	27,482
Eagle Bancorp. Inc.(b)	20,054	1,085,523
Eagle Bancorp. Montana Inc.	850	14,110
East West Bancorp. Inc.	101,665	4,754,872
Emclaire Financial Corp.	214	6,690
Enterprise Bancorp. Inc./MA	5,841	185,218
Enterprise Financial Services Corp.	12,972	539,635
Equity Bancshares Inc., Class A(a)(b)	6,595	175,823
Esquire Financial Holdings Inc.(a)(b)	19,183	482,452
Evans Bancorp. Inc.	793	29,920
Farmers & Merchants Bancorp. Inc./Archbold OH	14,620	425,734
Farmers National Banc Corp.	12,660	187,748
Fauquier Bankshares Inc.(b)	831	17,709
FB Financial Corp.	12,259	448,679
Fidelity D&D Bancorp. Inc.	5,855	393,456
Fidelity Southern Corp.	13,394	414,812
Fifth Third Bancorp.	524,349	14,629,337
Financial Institutions Inc.	7,240	211,046
First Bancorp. Inc./ME	6,502	174,579
First BanCorp./Puerto Rico	144,865	1,599,310
First Bancorp./Southern Pines NC	14,004	510,026
First Bancshares Inc. (The)	5,563	168,781
First Bank/Hamilton NJ	6,160	72,318
First Busey Corp.	30,228	798,321
First Business Financial Services Inc.	6,246	146,781
First Capital Inc.	627	31,689
First Choice Bancorp.	18,459	419,758
First Citizens BancShares Inc./NC, Class A	6,336	2,852,911
First Commonwealth Financial Corp.	43,630	587,696
First Community Bankshares Inc.	12,147	410,083
First Community Corp./SC(b)	5,767	106,747
First Financial Bancorp	66,329	1,606,488
First Financial Bankshares Inc.	95,350	2,935,826
First Financial Corp./IN	6,713	269,594
First Financial Northwest Inc.	6,496	91,918
First Foundation Inc.	18,017	242,148
First Guaranty Bancshares Inc.	15,354	320,131
First Hawaiian Inc.	78,724	2,036,590
First Horizon National Corp.	222,394	3,320,342

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
First Internet Bancorp.	843	$18,158
First Interstate BancSystem Inc., Class A	24,576	973,455
First Merchants Corp.	33,923	1,285,682
First Mid Bancshares Inc.	279	9,743
First Midwest Bancorp. Inc.	60,564	1,239,745
First Northwest Bancorp.	7,171	116,529
First of Long Island Corp. (The)	18,210	365,657
First Republic Bank/CA(b)	119,723	11,690,951
First Savings Financial Group Inc.	214	12,840
First U.S. Bancshares Inc.	5,656	52,261
First United Corp.	5,888	116,052
Flushing Financial Corp.	19,095	423,909
FNB Corp.	263,479	3,101,148
FNCB Bancorp Inc.(b)	53,293	412,488
Franklin Financial Network Inc.(b)	12,198	339,836
Fulton Financial Corp.	116,179	1,901,850
German American Bancorp. Inc.	12,606	379,693
Glacier Bancorp. Inc.	55,098	2,234,224
Glen Burnie Bancorp.	598	6,578
Great Southern Bancorp. Inc.	6,449	385,973
Great Western Bancorp. Inc.	30,924	1,104,605
Guaranty Bancshares Inc./TX	13,284	413,797
Hancock Whitney Corp.	65,769	2,634,706
Hanmi Financial Corp.	14,565	324,363
HarborOne Bancorp Inc.(a)(b)	26,277	492,168
Hawthorn Bancshares Inc.	5,979	160,230
Heartland Financial USA Inc.	21,229	949,573
Heritage Commerce Corp.	13,109	160,585
Heritage Financial Corp./WA	19,481	575,469
Hilltop Holdings Inc.	52,024	1,106,550
Home BancShares Inc./AR	109,000	2,099,340
HomeTrust Bancshares Inc.	12,504	314,351
Hope Bancorp Inc.	78,165	1,077,114
Horizon Bancorp Inc./IN	18,526	302,715
Howard Bancorp. Inc.(a)(b)	701	10,634
Huntington Bancshares Inc./OH	777,152	10,740,241
IBERIABANK Corp.	44,037	3,340,206
Independent Bank Corp./MI	13,618	296,736
Independent Bank Corp./Rockland MA	23,546	1,793,028
Independent Bank Group Inc.	26,732	1,469,191
International Bancshares Corp.	38,337	1,445,688
Investar Holding Corp.	5,768	137,567
Investors Bancorp. Inc.	179,394	2,000,243
JPMorgan Chase & Co.	2,339,225	261,525,355
KeyCorp	748,232	13,281,118
Lakeland Bancorp. Inc.	26,294	424,648
Lakeland Financial Corp.	18,795	880,170
Landmark Bancorp. Inc./Manhattan KS	744	17,819
LCNB Corp.	6,292	119,548
LegacyTexas Financial Group Inc.	27,931	1,137,071
Limestone Bancorp. Inc.(a)(b)	457	6,969
Live Oak Bancshares Inc.(b)	27,203	466,531
M&T Bank Corp.	101,383	17,242,207
Macatawa Bank Corp.	18,964	194,571
Mackinac Financial Corp.	764	12,071
Malvern Bancorp. Inc.(a)(b)	5,705	125,567
MBT Financial Corp.	12,307	123,316
Melrose Bancorp. Inc.	628	11,323
Mercantile Bank Corp.	12,214	397,932
Meridian Corp.(a)	1,164	19,672

Security	Shares	Value

Banks (continued)
Metropolitan Bank Holding Corp.(a)	11,119	$489,236
Mid Penn Bancorp. Inc.	790	19,711
Middlefield Banc Corp.	269	11,029
Midland States Bancorp. Inc.	16,836	449,858
MidSouth Bancorp. Inc.(b)	6,479	76,776
MidWestOne Financial Group Inc.	6,104	170,668
MutualFirst Financial Inc.	5,736	195,253
MVB Financial Corp.	25,955	440,197
National Bank Holdings Corp., Class A	19,497	707,741
National Bankshares Inc.	6,107	237,746
NBT Bancorp. Inc.	24,473	917,982
Nicolet Bankshares Inc.(a)(b)	6,081	377,387
Northrim BanCorp. Inc.	5,739	204,653
Norwood Financial Corp.	1,117	38,883
Oak Valley Bancorp.	5,708	111,591
OFG Bancorp.	30,069	714,740
Ohio Valley Banc Corp.	781	30,123
Old Line Bancshares Inc.	8,039	213,918
Old National Bancorp./IN	110,275	1,829,462
Old Point Financial Corp.	766	16,890
Old Second Bancorp. Inc.	19,429	248,108
Opus Bank	13,279	280,320
Origin Bancorp Inc.	11,894	392,502
Orrstown Financial Services Inc.	6,532	143,639
Pacific Mercantile Bancorp.(a)	7,158	59,053
Pacific Premier Bancorp. Inc.	30,833	952,123
PacWest Bancorp.	92,194	3,579,893
Park National Corp.	7,150	710,638
Parke Bancorp. Inc.	6,255	149,807
Patriot National Bancorp Inc.	59	881
Peapack Gladstone Financial Corp.(b)	7,282	204,770
Penns Woods Bancorp. Inc.	5,508	249,237
Peoples Bancorp. Inc./OH	12,801	412,960
Peoples Bancorp. of North Carolina Inc.	893	26,835
Peoples Financial Services Corp.	5,757	259,007
People’s United Financial Inc.	291,306	4,888,115
People’s Utah Bancorp.	594	17,464
Pinnacle Financial Partners Inc.	56,575	3,251,931
Plumas Bancorp.(b)	5,545	134,743
PNC Financial Services Group Inc. (The)	328,199	45,055,159
Popular Inc.	76,110	4,128,206
Preferred Bank/Los Angeles CA	6,913	326,639
Premier Financial Bancorp. Inc.	6,925	103,875
Prosperity Bancshares Inc.	51,547	3,404,679
QCR Holdings Inc.	6,985	243,567
RBB Bancorp.	19,439	375,950
Regions Financial Corp.	757,336	11,314,600
Reliant Bancorp Inc.	18,058	426,711
Renasant Corp.	38,417	1,380,707
Republic Bancorp. Inc./KY, Class A	6,309	313,873
Republic First Bancorp. Inc.(a)	24,812	121,827
S&T Bancorp. Inc.	19,874	744,878
Salisbury Bancorp. Inc.	207	8,073
Sandy Spring Bancorp. Inc.	24,255	846,014
SB Financial Group Inc.	865	14,238
SB One Bancorp.	754	16,852
Seacoast Banking Corp. of Florida(a)(b)	36,198	920,877
Select Bancorp. Inc.(a)(b)	6,301	72,083
ServisFirst Bancshares Inc.	30,518	1,045,547
Shore Bancshares Inc.	7,223	118,024

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
Sierra Bancorp.	6,633	$179,887
Signature Bank/New York NY	40,800	4,930,272
Simmons First National Corp., Class A	59,640	1,387,226
SmartFinancial Inc.(a)	5,842	126,713
Sound Financial Bancorp. Inc.	260	8,879
South State Corp.	25,727	1,895,308
Southern First Bancshares Inc.(a)(b)	5,654	221,411
Southern National Bancorp. of Virginia Inc.	12,349	189,063
Southside Bancshares Inc.	17,780	575,716
Southwest Georgia Financial Corp.	281	5,859
Spirit of Texas Bancshares Inc.(a)(b)	18,887	424,957
Sterling Bancorp./DE	147,705	3,143,162
Stewardship Financial Corp.	5,704	88,184
Stock Yards Bancorp. Inc.	13,219	477,867
Summit Financial Group Inc.	6,376	171,196
Summit State Bank	868	9,548
SunTrust Banks Inc.	323,394	20,325,313
SVB Financial Group(a)	37,612	8,447,279
Synovus Financial Corp.	117,097	4,098,395
TCF Financial Corp.	116,110	2,413,927
Texas Capital Bancshares Inc.(a)(b)	32,652	2,003,853
Tompkins Financial Corp.	7,067	576,667
TowneBank/Portsmouth VA	44,303	1,208,586
TriCo Bancshares	12,965	490,077
TriState Capital Holdings Inc.(a)	13,445	286,916
Triumph Bancorp. Inc.(a)(b)	24,077	699,437
Trustmark Corp.	46,909	1,559,724
Two River Bancorp.(b)	6,206	89,118
U.S. Bancorp.	1,092,059	57,223,892
UMB Financial Corp.	31,242	2,056,348
Umpqua Holdings Corp.	153,359	2,544,226
Union Bankshares Inc./Morrisville VT	808	29,904
United Bancorp. Inc./OH	5,561	62,672
United Bancshares Inc./OH	679	13,695
United Bankshares Inc./WV	82,140	3,046,573
United Community Banks Inc./GA	36,095	1,030,873
United Security Bancshares/Fresno CA	7,227	82,316
Unity Bancorp. Inc.	5,716	129,753
Univest Financial Corp.	12,857	337,625
Valley National Bancorp.	223,181	2,405,891
Veritex Holdings Inc.	26,733	693,721
Village Bank and Trust Financial Corp.(a)	113	3,723
Washington Trust Bancorp. Inc.	11,943	623,186
Webster Financial Corp.	63,768	3,046,197
Wellesley Bank	267	8,707
Wells Fargo & Co.	2,916,787	138,022,361
WesBanco Inc.	36,600	1,410,930
West Bancorp. Inc.	12,170	258,247
Westamerica Bancorp.	18,144	1,117,852
Western Alliance Bancorp.(a)(b)	63,798	2,853,047
Wintrust Financial Corp.	37,605	2,751,182
Zions Bancorp. N.A.	140,781	6,473,110

		1,181,831,174

Beverages — 1.6%
Alkaline Water Co. Inc. (The)(a)(b)	135,951	296,373
Boston Beer Co. Inc. (The), Class A, NVS(a)(b)	6,423	2,426,353
Brown-Forman Corp., Class A	39,208	2,156,440
Brown-Forman Corp., Class B, NVS	125,251	6,942,663
Castle Brands Inc.(a)(b)	57,511	26,679
Celsius Holdings Inc.(a)(b)	104,968	466,058

Security	Shares	Value

Beverages (continued)
Coca-Cola Co. (The)	2,769,561	$141,026,046
Coca-Cola Consolidated Inc.	3,506	1,049,171
Constellation Brands Inc., Class A	119,857	23,604,638
Craft Brew Alliance Inc.(a)(b)	6,452	90,264
Keurig Dr Pepper Inc.	127,850	3,694,865
MGP Ingredients Inc.(b)	7,811	517,947
Molson Coors Brewing Co., Class B	133,836	7,494,816
Monster Beverage Corp.(a)	279,762	17,857,208
National Beverage Corp.(b)	10,902	486,556
New Age Beverages Corp.(a)(b)	74,988	349,444
PepsiCo Inc.	1,010,673	132,529,551
Primo Water Corp.(a)(b)	28,008	344,498
Reed’s Inc.(a)	6,571	24,838
Willamette Valley Vineyards Inc.(a)	794	5,494

		341,389,902

Biotechnology — 2.7%
AbbVie Inc.	1,059,769	77,066,402
Abeona Therapeutics Inc.(a)(b)	18,603	88,922
ACADIA Pharmaceuticals Inc.(a)(b)	84,721	2,264,592
Acceleron Pharma Inc.(a)	31,440	1,291,555
Achieve Life Sciences Inc.(a)	1,892	3,652
Achillion Pharmaceuticals Inc.(a)	82,568	221,282
Acorda Therapeutics Inc.(a)	31,334	240,332
Actinium Pharmaceuticals Inc.(a)	25,562	6,288
Adamas Pharmaceuticals Inc.(a)(b)	25,160	155,992
ADMA Biologics Inc.(a)	684	2,647
Aduro Biotech Inc.(a)(b)	18,297	28,177
Advaxis Inc.(a)	1,169	2,443
Adverum Biotechnologies Inc.(a)(b)	36,523	434,258
Aeglea BioTherapeutics Inc.(a)(b)	6,728	46,087
Aevi Genomic Medicine Inc.(a)(b)	18,619	2,979
Agenus Inc.(a)(b)	52,729	158,187
AgeX Therapeutics Inc.(a)(b)	4,799	17,612
Agios Pharmaceuticals Inc.(a)(b)	33,802	1,686,044
Aimmune Therapeutics Inc.(a)(b)	27,185	565,992
Akcea Therapeutics Inc.(a)(b)	12,046	282,479
Akebia Therapeutics Inc.(a)	58,541	283,338
Albireo Pharma Inc.(a)(b)	17	548
Alder Biopharmaceuticals Inc.(a)(b)	45,739	538,348
Aldeyra Therapeutics Inc.(a)	5,710	34,260
Alector Inc.(a)(b)	5,685	108,015
Alexion Pharmaceuticals Inc.(a)	159,902	20,943,964
Alkermes PLC(a)	111,160	2,505,546
Allakos Inc.(a)(b)	8,188	354,786
Allena Pharmaceuticals Inc.(a)(b)	55,623	226,386
Allogene Therapeutics Inc.(a)(b)	14,953	401,488
Alnylam Pharmaceuticals Inc.(a)	68,822	4,993,724
Alpine Immune Sciences Inc.(a)	718	3,023
Altimmune Inc.(a)(b)	120	286
AMAG Pharmaceuticals Inc.(a)	26,084	260,579
Amgen Inc.	439,827	81,051,320
Amicus Therapeutics Inc.(a)(b)	141,775	1,769,352
AnaptysBio Inc.(a)(b)	16,769	946,107
Anavex Life Sciences Corp.(a)(b)	20,010	67,434
Anika Therapeutics Inc.(a)	11,983	486,749
Anixa Biosciences Inc.(a)	6,420	23,305
Apellis Pharmaceuticals Inc.(a)(b)	24,484	620,425
Applied Genetic Technologies Corp./DE(a)	6,669	25,276
Aptevo Therapeutics Inc.(a)(b)	12,273	10,880
AquaBounty Technologies Inc.(a)	234	718

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Aquinox Pharmaceuticals Inc.(a)(b)	6,455	$15,234
Aravive Inc.(a)	1,635	9,810
ARCA biopharma Inc.(a)	48	351
Arcus Biosciences Inc.(a)(b)	33,254	264,369
Ardelyx Inc.(a)	12,660	34,055
Arena Pharmaceuticals Inc.(a)	32,880	1,927,754
Armata Pharmaceuticals Inc.(a)	5	20
ArQule Inc.(a)(b)	71,690	789,307
Array BioPharma Inc.(a)	152,002	7,042,253
Arrowhead Pharmaceuticals Inc.(a)(b)	66,721	1,768,106
Assembly Biosciences Inc.(a)(b)	17,509	236,196
Atara Biotherapeutics Inc.(a)	27,623	555,499
Athenex Inc.(a)(b)	34,565	684,387
Athersys Inc.(a)(b)	57,814	97,128
aTyr Pharma Inc.(a)(b)	5,695	2,087
Audentes Therapeutics Inc.(a)(b)	23,609	893,837
AVEO Pharmaceuticals Inc.(a)(b)	43,943	29,582
Avid Bioservices Inc.(a)(b)	19,595	109,732
Avrobio Inc.(a)	29,057	472,467
Bellicum Pharmaceuticals Inc.(a)(b)	42,340	71,978
Biocept Inc.(a)(b)	1,893	2,101
BioCryst Pharmaceuticals Inc.(a)	57,108	216,439
Biogen Inc.(a)	141,399	33,068,984
Biohaven Pharmaceutical Holding Co. Ltd.(a)(b)	25,211	1,103,990
BioMarin Pharmaceutical Inc.(a)	126,941	10,872,497
Bio-Path Holdings Inc.(a)(b)	260	3,481
BioSpecifics Technologies Corp.(a)	5,542	330,913
BioTime Inc.(a)(b)	49,063	53,969
Bluebird Bio Inc.(a)(b)	39,825	5,065,740
Blueprint Medicines Corp.(a)(b)	34,470	3,251,555
BrainStorm Cell Therapeutics Inc.(a)(b)	12,893	50,927
Caladrius Biosciences Inc.(a)(b)	5,479	12,492
Calithera Biosciences Inc.(a)	7,005	27,320
Calyxt Inc.(a)(b)	24,447	305,099
Cancer Genetics Inc.(a)(b)	7,195	1,174
Capricor Therapeutics Inc.(a)(b)	603	2,002
Cara Therapeutics Inc.(a)(b)	12,786	274,899
CareDx Inc.(a)(b)	26,275	945,637
CASI Pharmaceuticals Inc.(a)(b)	19,075	61,040
Catabasis Pharmaceutical Inc.(a)(b)	461	3,720
Catalyst Biosciences Inc.(a)(b)	45	332
Catalyst Pharmaceuticals Inc.(a)(b)	71,264	273,654
Celcuity Inc.(a)(b)	20,580	514,500
Celgene Corp.(a)	504,954	46,677,948
Celldex Therapeutics Inc.(a)(b)	4,949	13,263
Cellectar Biosciences Inc.(a)	59	129
Cellular Biomedicine Group Inc.(a)(b)	6,238	103,114
CEL-SCI Corp.(a)(b)	4,849	40,635
Celsion Corp.(a)	461	839
ChemoCentryx Inc.(a)	13,487	125,429
Chimerix Inc.(a)	52,175	225,396
Cidara Therapeutics Inc.(a)(b)	5,557	9,336
Cleveland BioLabs Inc.(a)(b)	741	1,074
Clovis Oncology Inc.(a)(b)	37,839	562,666
Cohbar Inc.(a)(b)	133,938	230,373
Coherus Biosciences Inc.(a)	38,508	851,027
Conatus Pharmaceuticals Inc.(a)(b)	11,962	3,111
Concert Pharmaceuticals Inc.(a)	12,005	144,060
Corbus Pharmaceuticals Holdings Inc.(a)(b)	50,503	349,986
Corvus Pharmaceuticals Inc.(a)(b)	901	3,370

Security	Shares	Value

Biotechnology (continued)
Crinetics Pharmaceuticals Inc.(a)(b)	16,897	$422,425
CTI BioPharma Corp.(a)(b)	12,978	11,152
Cue Biopharma Inc.(a)(b)	56,102	504,357
Curis Inc.(a)(b)	14,471	26,916
Cyclacel Pharmaceuticals Inc.(a)(b)	796	430
Cyclerion Therapeutics Inc.(a)	11,166	127,851
Cytokinetics Inc.(a)(b)	32,100	361,125
CytomX Therapeutics Inc.(a)	33,658	377,643
Cytori Therapeutics Inc.(a)	472	112
CytRx Corp.(a)(b)	6,402	2,209
Deciphera Pharmaceuticals Inc.(a)(b)	11,368	256,348
Denali Therapeutics Inc.(a)(b)	47,345	982,882
Dicerna Pharmaceuticals Inc.(a)	39,184	617,148
Dynavax Technologies Corp.(a)	37,783	150,754
Eagle Pharmaceuticals Inc./DE(a)(b)	4,335	241,373
Editas Medicine Inc.(a)(b)	33,867	837,870
Eidos Therapeutics Inc.(a)(b)	14,533	451,686
Eiger BioPharmaceuticals Inc.(a)(b)	248	2,629
Emergent BioSolutions Inc.(a)	30,522	1,474,518
Enanta Pharmaceuticals Inc.(a)	10,651	898,731
Enochian Biosciences Inc.(a)(b)	58,265	262,192
Epizyme Inc.(a)(b)	50,851	638,180
Esperion Therapeutics Inc.(a)(b)	17,621	819,729
Exact Sciences Corp.(a)	91,863	10,843,509
Exelixis Inc.(a)	206,737	4,417,970
Fate Therapeutics Inc.(a)(b)	49,936	1,013,701
Fibrocell Science Inc.(a)(b)	555	1,055
FibroGen Inc.(a)(b)	52,829	2,386,814
Five Prime Therapeutics Inc.(a)	18,912	114,039
Flexion Therapeutics Inc.(a)(b)	6,488	79,802
Fortress Biotech Inc.(a)(b)	70,590	105,885
Forty Seven Inc.(a)	23,825	252,545
G1 Therapeutics Inc.(a)(b)	16,950	519,687
Galectin Therapeutics Inc.(a)(b)	19,960	82,834
Genocea Biosciences Inc.(a)(b)	1,549	6,072
Genomic Health Inc.(a)	12,653	736,025
GenVec Inc.(c)	437	—
Geron Corp.(a)(b)	108,626	153,163
Gilead Sciences Inc.	917,884	62,012,243
Global Blood Therapeutics Inc.(a)(b)	39,263	2,065,234
GlycoMimetics Inc.(a)(b)	29,999	357,588
Gossamer Bio Inc.(a)(b)	20,723	459,636
Gritstone Oncology Inc.(a)	38,059	423,977
Halozyme Therapeutics Inc.(a)	75,046	1,289,290
Heat Biologics Inc.(a)	407	279
Hemispherx Biopharma Inc.(a)(b)	415	1,822
Heron Therapeutics Inc.(a)(b)	43,422	807,215
Histogenics Corp.(a)(b)	6,442	1,232
Homology Medicines Inc.(a)(b)	17,312	338,796
iBio Inc.(a)(b)	5,927	4,196
Idera Pharmaceuticals Inc.(a)(b)	8,046	21,483
Immucell Corp.(a)	736	4,784
Immunic Inc.(a)(b)	318	3,647
ImmunoGen Inc.(a)(b)	114,359	248,159
Immunomedics Inc.(a)(b)	123,655	1,715,095
Incyte Corp.(a)	125,710	10,680,322
Infinity Pharmaceuticals Inc.(a)	31,347	56,425
Inovio Pharmaceuticals Inc.(a)(b)	84,862	249,494
Insmed Inc.(a)	62,946	1,611,418
Intellia Therapeutics Inc.(a)(b)	9,912	162,259

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Intercept Pharmaceuticals Inc.(a)	17,075	$1,358,658
Intrexon Corp.(a)(b)	75,666	579,602
Invitae Corp.(a)	57,272	1,345,892
Ionis Pharmaceuticals Inc.(a)(b)	96,557	6,205,718
Iovance Biotherapeutics Inc.(a)(b)	96,712	2,371,378
Ironwood Pharmaceuticals Inc.(a)	109,986	1,203,247
IsoRay Inc.(a)(b)	44,165	18,108
IVERIC bio Inc.(a)(b)	19,467	25,307
Jounce Therapeutics Inc.(a)	59,261	293,342
Kadmon Holdings Inc.(a)	140,812	290,073
KalVista Pharmaceuticals Inc.(a)(b)	6,227	137,928
Karyopharm Therapeutics Inc.(a)(b)	52,002	311,492
Kezar Life Sciences Inc.(a)(b)	23,109	178,170
Kindred Biosciences Inc.(a)(b)	11,978	99,777
Kiniksa Pharmaceuticals Ltd., Class A(a)(b)	23,473	317,824
Krystal Biotech Inc.(a)(b)	20,429	822,676
Kura Oncology Inc.(a)(b)	21,402	421,405
La Jolla Pharmaceutical Co.(a)	12,334	114,089
Lexicon Pharmaceuticals Inc.(a)(b)	13,189	82,959
Ligand Pharmaceuticals Inc.(a)(b)	13,275	1,515,341
MacroGenics Inc.(a)	29,906	507,505
Madrigal Pharmaceuticals Inc.(a)(b)	5,918	620,266
Magenta Therapeutics Inc.(a)(b)	14,375	212,031
MannKind Corp.(a)(b)	68,329	78,578
Marker Therapeutics Inc.(a)(b)	74,254	588,092
Matinas BioPharma Holdings Inc.(a)(b)	343,396	294,153
Medicines Co. (The)(a)(b)	42,170	1,537,940
MediciNova Inc.(a)(b)	19,022	183,182
MEI Pharma Inc.(a)(b)	19,250	48,125
Merrimack Pharmaceuticals Inc.(a)(b)	7,249	43,856
Mersana Therapeutics Inc.(a)(b)	76,633	310,364
Millendo Therapeutics Inc.(a)(b)	1,337	15,456
Minerva Neurosciences Inc.(a)(b)	12,110	68,179
Miragen Therapeutics Inc.(a)(b)	119	244
Mirati Therapeutics Inc.(a)	24,439	2,517,217
Molecular Templates Inc.(a)(b)	5,080	42,418
Momenta Pharmaceuticals Inc.(a)	70,799	881,448
Mustang Bio Inc.(a)(b)	70,192	258,307
Myriad Genetics Inc.(a)	52,693	1,463,812
NanoViricides Inc.(a)(b)	31,232	7,496
NantKwest Inc.(a)(b)	19,761	20,156
Natera Inc.(a)(b)	39,929	1,101,242
Navidea Biopharmaceuticals Inc.(a)	4,802	3,029
Neuralstem Inc.(a)(b)	1,940	570
Neurocrine Biosciences Inc.(a)(b)	66,006	5,572,887
NewLink Genetics Corp.(a)(b)	18,384	27,208
Novavax Inc.(a)(b)	13,446	78,794
Ohr Pharmaceutical Inc.(a)	784	2,673
Oncocyte Corp.(a)	693	1,726
OncoSec Medical Inc.(a)	1,207	3,054
Oncternal Therapeutics Inc.(a)(b)	722	4,809
Oncternal Therapeutics Inc. New(a)	722	1,480
OpGen Inc.(a)	25	10
OPKO Health Inc.(a)(b)	275,150	671,366
Oragenics Inc.(a)(b)	854	418
Organogenesis Holdings Inc.(a)(b)	43,163	328,039
Organovo Holdings Inc.(a)(b)	58,323	30,503
Palatin Technologies Inc.(a)(b)	39,115	45,373
PDL BioPharma Inc.(a)(b)	116,230	364,962
PDS Biotechnology Corp.(a)	277	1,659

Security	Shares	Value

Biotechnology (continued)
Pfenex Inc.(a)(b)	12,180	$82,093
PhaseBio Pharmaceuticals Inc.(a)(b)	33,143	434,836
Phio Pharmaceuticals Corp.(a)	403	153
PolarityTE Inc.(a)(b)	14,703	83,807
Portola Pharmaceuticals Inc.(a)(b)	45,439	1,232,760
Principia Biopharma Inc.(a)(b)	11,329	376,010
Progenics Pharmaceuticals Inc.(a)(b)	12,147	74,947
Protagonist Therapeutics Inc.(a)(b)	43,451	526,192
Proteon Therapeutics Inc.(a)(b)	5,786	2,407
Proteostasis Therapeutics Inc.(a)(b)	5,563	5,429
Prothena Corp. PLC(a)	31,325	331,105
PTC Therapeutics Inc.(a)	36,498	1,642,410
Puma Biotechnology Inc.(a)(b)	20,065	255,026
Ra Pharmaceuticals Inc.(a)	14,378	432,346
Radius Health Inc.(a)(b)	31,079	757,084
Recro Pharma Inc.(a)(b)	884	8,990
Regeneron Pharmaceuticals Inc.(a)	56,822	17,785,286
REGENXBIO Inc.(a)	23,799	1,222,555
Regulus Therapeutics Inc.(a)(b)	1,182	1,478
Repligen Corp.(a)(b)	29,630	2,546,698
Replimune Group Inc.(a)	36,768	539,019
Retrophin Inc.(a)(b)	22,971	461,487
Rexahn Pharmaceuticals Inc.(a)(b)	1,064	5,490
Rhythm Pharmaceuticals Inc.(a)(b)	15,148	333,256
Rigel Pharmaceuticals Inc.(a)	21,226	55,400
Rocket Pharmaceuticals Inc.(a)(b)	17,359	260,385
Rubius Therapeutics Inc.(a)(b)	7,243	113,932
Sage Therapeutics Inc.(a)(b)	36,057	6,601,676
Sangamo Therapeutics Inc.(a)(b)	76,557	824,519
Sarepta Therapeutics Inc.(a)(b)	49,108	7,461,961
Savara Inc.(a)	873	2,069
Scholar Rock Holding Corp.(a)(b)	23,569	373,804
Seattle Genetics Inc.(a)(b)	77,357	5,353,878
Selecta Biosciences Inc.(a)(b)	192,560	344,682
SELLAS Life Sciences Group Inc.(a)	133	15
Seres Therapeutics Inc.(a)(b)	31,078	100,071
Sesen Bio Inc.(a)(b)	6,318	9,477
Soleno Therapeutics Inc.(a)	600	1,680
Solid Biosciences Inc.(a)(b)	12,393	71,260
Sorrento Therapeutics Inc.(a)(b)	45,224	120,748
Spark Therapeutics Inc.(a)(b)	22,624	2,316,245
Spectrum Pharmaceuticals Inc.(a)(b)	77,281	665,389
Spero Therapeutics Inc.(a)(b)	32,463	373,649
Spring Bank Pharmaceuticals Inc.(a)(b)	38,810	143,209
Stemline Therapeutics Inc.(a)(b)	21,462	328,798
Sunesis Pharmaceuticals Inc.(a)(b)	7,004	5,091
Syndax Pharmaceuticals Inc.(a)(b)	849	7,904
Synlogic Inc.(a)(b)	458	4,168
Synthetic Biologics Inc.(a)	1,090	600
Synthorx Inc.(a)	10,280	138,883
Syros Pharmaceuticals Inc.(a)(b)	50,548	468,074
T2 Biosystems Inc.(a)(b)	12,117	20,357
Tenax Therapeutics Inc.(a)	627	865
TG Therapeutics Inc.(a)(b)	51,608	446,409
Tocagen Inc.(a)(b)	38,480	257,046
Tonix Pharmaceuticals Holding Corp.(a)(b)	60	82
Tracon Pharmaceuticals Inc.(a)(b)	5,741	3,904
Translate Bio Inc.(a)	51,761	653,741
Trevena Inc.(a)(b)	19,953	20,552
Trovagene Inc.(a)	188	470

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Twist Bioscience Corp.(a)(b)	19,372	$561,982
Tyme Technologies Inc.(a)(b)	177,708	216,804
Ultragenyx Pharmaceutical Inc.(a)(b)	37,833	2,402,395
United Therapeutics Corp.(a)	31,376	2,449,211
Vanda Pharmaceuticals Inc.(a)(b)	45,711	644,068
Vaxart Inc.(a)(b)	1,830	1,226
VBI Vaccines Inc.(a)(b)	211,546	247,509
Veracyte Inc.(a)	20,802	593,065
Verastem Inc.(a)(b)	53,135	80,234
Vericel Corp.(a)(b)	21,496	406,059
Vertex Pharmaceuticals Inc.(a)	183,699	33,686,723
Vical Inc.(a)(b)	6,598	5,608
Viking Therapeutics Inc.(a)(b)	57,738	479,225
Voyager Therapeutics Inc.(a)	12,004	326,749
vTv Therapeutics Inc., Class A(a)(b)	6,127	8,762
XBiotech Inc.(a)(b)	840	6,367
Xencor Inc.(a)(b)	39,517	1,617,431
XOMA Corp.(a)(b)	5,956	88,506
Yield10 Bioscience Inc.(a)(b)	315	299
Y-MAbs Therapeutics Inc.(a)(b)	19,175	438,532
Zafgen Inc.(a)	12,902	15,353
ZIOPHARM Oncology Inc.(a)(b)	89,580	522,251

		570,827,936

Building Products — 0.4%
AAON Inc.(b)	26,296	1,319,533
Advanced Drainage Systems Inc.	25,290	829,259
Allegion PLC	69,325	7,663,879
Alpha Pro Tech Ltd.(a)(b)	12,035	41,039
American Woodmark Corp.(a)	12,334	1,043,703
AO Smith Corp.	102,594	4,838,333
Apogee Enterprises Inc.	19,330	839,695
Armstrong Flooring Inc.(a)	18,375	180,994
Armstrong World Industries Inc.	32,427	3,151,904
Builders FirstSource Inc.(a)	96,595	1,628,592
Continental Building Products Inc.(a)(b)	26,433	702,325
Continental Materials Corp.(a)	77	1,232
Cornerstone Building Brands Inc.(a)	25,471	148,496
CSW Industrials Inc.	12,008	818,345
Fortune Brands Home & Security Inc.	101,318	5,788,297
Gibraltar Industries Inc.(a)(b)	19,764	797,675
Griffon Corp.	25,679	434,489
Insteel Industries Inc.(b)	19,649	409,092
JELD-WEN Holding Inc.(a)(b)	52,276	1,109,820
Jewett-Cameron Trading Co. Ltd.(a)(b)	566	4,698
Johnson Controls International PLC	573,840	23,705,330
Lennox International Inc.	25,946	7,135,150
Masco Corp.	214,505	8,417,176
Masonite International Corp.(a)	19,406	1,022,308
Owens Corning	76,292	4,440,194
Patrick Industries Inc.(a)	17,949	882,911
PGT Innovations Inc.(a)	52,743	881,863
Quanex Building Products Corp.	24,863	469,662
Resideo Technologies Inc.(a)(b)	87,391	1,915,611
Simpson Manufacturing Co. Inc.	26,357	1,751,686
Tecogen Inc.(a)(b)	6,370	23,888
Trex Co. Inc.(a)(b)	42,054	3,015,272
Universal Forest Products Inc.	47,459	1,806,290

		87,218,741

Security	Shares	Value

Capital Markets — 2.6%
Affiliated Managers Group Inc.	37,813	$3,484,090
Ameriprise Financial Inc.	98,145	14,246,728
Ares Management Corp., Class A	49,286	1,289,815
Artisan Partners Asset Management Inc., Class A	36,413	1,002,086
Ashford Inc.(a)(b)	153	4,864
Associated Capital Group Inc., Class A	1,422	53,183
B. Riley Financial Inc.	652	13,601
Bank of New York Mellon Corp. (The)	629,647	27,798,915
BGC Partners Inc., Class A	195,246	1,021,137
BlackRock Inc.(d)	87,394	41,014,004
Blucora Inc.(a)	37,387	1,135,443
Cboe Global Markets Inc.	81,523	8,448,229
Charles Schwab Corp. (The)	851,607	34,226,085
CME Group Inc.	257,878	50,056,699
Cohen & Co. Inc.	735	3,381
Cohen & Steers Inc.	19,979	1,027,720
Cowen Inc., Class A(a)(b)	18,592	319,596
Diamond Hill Investment Group Inc.	627	88,858
Donnelley Financial Solutions Inc.(a)(b)	18,844	251,379
E*TRADE Financial Corp.	177,474	7,915,340
Eaton Vance Corp., NVS	79,326	3,421,330
Evercore Inc., Class A	30,825	2,730,170
FactSet Research Systems Inc.	27,359	7,839,995
Federated Investors Inc., Class B	64,769	2,104,993
Focus Financial Partners Inc., Class A(a)	16,479	450,042
Franklin Resources Inc.	217,441	7,566,947
GAIN Capital Holdings Inc.	18,505	76,426
GAMCO Investors Inc., Class A	5,385	103,230
Goldman Sachs Group Inc. (The)	245,500	50,229,300
Great Elm Capital Group Inc.(a)(b)	5,167	22,218
Greenhill & Co. Inc.	19,378	263,347
Hamilton Lane Inc., Class A	12,729	726,317
Houlihan Lokey Inc.	18,161	808,709
Interactive Brokers Group Inc., Class A(b)	56,587	3,067,015
Intercontinental Exchange Inc.	409,144	35,161,835
INTL. FCStone Inc.(a)	12,090	478,643
Invesco Ltd.	283,724	5,804,993
Janus Henderson Group PLC	119,124	2,549,254
KKR & Co. Inc., Class A, NVS	381,626	9,643,689
Ladenburg Thalmann Financial Services Inc.	75,989	260,642
Lazard Ltd., Class A	90,111	3,098,917
Legg Mason Inc.	58,452	2,237,543
LPL Financial Holdings Inc.	60,949	4,971,610
Manning & Napier Inc.	12,109	21,191
MarketAxess Holdings Inc.	27,111	8,714,018
Medley Management Inc., Class A	4,829	11,879
Moelis & Co., Class A	30,096	1,051,855
Moody’s Corp.	119,067	23,254,976
Morgan Stanley	928,240	40,666,194
Morningstar Inc.	12,833	1,856,165
MSCI Inc.	61,422	14,666,959
Nasdaq Inc.	84,495	8,125,884
Northern Trust Corp.	158,012	14,221,080
Oppenheimer Holdings Inc., Class A, NVS	6,518	177,420
Piper Jaffray Companies	12,055	895,325
PJT Partners Inc., Class A(b)	12,515	507,108
Pzena Investment Management Inc., Class A	12,052	103,527
Raymond James Financial Inc.	89,065	7,530,446
S&P Global Inc.	178,961	40,765,526
Safeguard Scientifics Inc.(a)(b)	8,780	105,975

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Capital Markets (continued)
SEI Investments Co.	95,421	$5,353,118
Siebert Financial Corp.(a)(b)	31,801	286,209
Silvercrest Asset Management Group Inc., Class A	5,811	81,528
State Street Corp.	269,590	15,113,215
Stifel Financial Corp.	50,920	3,007,335
T Rowe Price Group Inc.	169,046	18,546,037
TD Ameritrade Holding Corp.	191,341	9,551,743
TheStreet Inc.	2,398	14,700
Tradeweb Markets Inc.(b)	33,105	1,450,330
U.S. Global Investors Inc., Class A, NVS	13,089	23,691
Value Line Inc.	194	5,337
Victory Capital Holdings Inc., Class A(a)(b)	31,189	535,827
Virtu Financial Inc., Class A	45,554	992,166
Virtus Investment Partners Inc.	5,734	615,832
Waddell & Reed Financial Inc., Class A	60,073	1,001,417
Westwood Holdings Group Inc.	6,156	216,691
WisdomTree Investments Inc.	59,991	370,144

		556,859,166

Chemicals — 2.0%
Advanced Emissions Solutions Inc.	35,367	447,039
AdvanSix Inc.(a)	19,814	484,056
AgroFresh Solutions Inc.(a)(b)	18,619	28,115
Air Products & Chemicals Inc.	158,403	35,857,687
Albemarle Corp.	77,013	5,422,485
American Vanguard Corp.	18,590	286,472
Amyris Inc.(a)(b)	13,247	47,159
Ashland Global Holdings Inc.	43,952	3,514,841
Axalta Coating Systems Ltd.(a)	151,577	4,512,447
Balchem Corp.	25,084	2,507,648
Cabot Corp.	44,328	2,114,889
Celanese Corp.	93,435	10,072,293
CF Industries Holdings Inc.	159,016	7,427,637
Chase Corp.	6,097	656,281
Chemours Co. (The)	117,199	2,812,776
Core Molding Technologies Inc.	6,102	45,582
Corteva Inc.(a)	541,403	16,009,287
Dow Inc.(a)	541,520	26,702,351
DuPont de Nemours Inc.	541,403	40,643,123
Eastman Chemical Co.	102,466	7,974,929
Ecolab Inc.	182,940	36,119,674
Element Solutions Inc.(a)(b)	140,230	1,449,978
Ferro Corp.(a)	57,939	915,436
Flotek Industries Inc.(a)(b)	37,768	125,012
FMC Corp.	95,356	7,909,780
FutureFuel Corp.	13,673	159,837
GCP Applied Technologies Inc.(a)	50,717	1,148,233
Hawkins Inc.	6,433	279,257
HB Fuller Co.	32,767	1,520,389
Huntsman Corp.	150,893	3,084,253
Ikonics Corp.(a)(b)	237	1,718
Ingevity Corp.(a)	31,294	3,291,190
Innophos Holdings Inc.	12,864	374,471
Innospec Inc.	18,377	1,676,717
International Flavors & Fragrances Inc.	72,996	10,590,990
Intrepid Potash Inc.(a)	76,389	256,667
Koppers Holdings Inc.(a)	13,041	382,884
Kraton Corp.(a)	19,923	619,008
Kronos Worldwide Inc.	15,154	232,159
Linde PLC	391,385	78,590,108
Livent Corp.(a)	89,169	617,049

Security	Shares	Value

Chemicals (continued)
Loop Industries Inc.(a)(b)	44,082	$435,971
LSB Industries Inc.(a)	12,918	50,380
LyondellBasell Co.(a)(c)	14,275	6,181
LyondellBasell Industries NV, Class A	221,139	19,046,702
Marrone Bio Innovations Inc.(a)(b)	13,469	20,204
Minerals Technologies Inc.	25,210	1,348,987
Mosaic Co. (The)	254,112	6,360,423
NewMarket Corp.	6,523	2,615,332
Northern Technologies International Corp.	791	19,340
Olin Corp.	114,968	2,518,949
OMNOVA Solutions Inc.(a)	31,917	198,843
PolyOne Corp.	57,854	1,816,037
PPG Industries Inc.	170,916	19,947,606
PQ Group Holdings Inc.(a)	26,378	418,091
Quaker Chemical Corp.	8,540	1,732,595
Rayonier Advanced Materials Inc.	31,183	202,378
RPM International Inc.	97,384	5,951,136
Scotts Miracle-Gro Co. (The)	26,663	2,626,306
Sensient Technologies Corp.	31,773	2,334,680
Sherwin-Williams Co. (The)	58,476	26,798,966
Stepan Co.	12,734	1,170,382
Taronis Technologies Inc.(a)	3	—
Trecora Resources(a)(b)	12,908	123,530
Tredegar Corp.	18,524	307,869
Trinseo SA	31,661	1,340,527
Tronox Holdings PLC, Class A(a)	72,561	927,330
Valvoline Inc.	135,312	2,642,643
Venator Materials PLC(a)(b)	37,249	197,047
Westlake Chemical Corp.	26,162	1,817,213
WR Grace & Co.	50,459	3,840,435

		423,727,990

Commercial Services & Supplies — 0.6%
ABM Industries Inc.	49,030	1,961,200
ACCO Brands Corp.	71,180	560,187
Acme United Corp.	740	16,709
ADT Inc.	76,135	465,946
Advanced Disposal Services Inc.(a)	56,396	1,799,596
AMREP Corp.(a)(b)	692	4,747
Aqua Metals Inc.(a)(b)	6,301	10,523
ARC Document Solutions Inc.(a)(b)	25,904	52,844
Brady Corp., Class A, NVS	32,031	1,579,769
BrightView Holdings Inc.(a)(b)	15,279	285,870
Brink’s Co. (The)	38,106	3,093,445
Casella Waste Systems Inc., Class A(a)	25,613	1,015,043
CECO Environmental Corp.(a)	18,995	182,162
Cintas Corp.	61,842	14,674,488
Clean Harbors Inc.(a)	37,808	2,688,149
CompX International Inc.	257	4,343
Copart Inc.(a)	144,884	10,828,630
Covanta Holding Corp.	89,851	1,609,231
Deluxe Corp.	32,537	1,322,954
Document Security Systems Inc.(a)(b)	18,380	9,188
Ecology and Environment Inc., Class A	220	2,398
Ennis Inc.	18,613	381,939
Fuel Tech Inc.(a)	12,736	17,830
Healthcare Services Group Inc.	50,822	1,540,923
Heritage-Crystal Clean Inc.(a)(b)	12,141	319,430
Herman Miller Inc.	39,158	1,750,363
HNI Corp.	31,629	1,119,034
Hudson Technologies Inc.(a)(b)	19,346	16,634

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Commercial Services & Supplies (continued)
IAA Inc.(a)	95,547	$3,705,313
Industrial Services of America Inc.(a)(b)	6,500	6,399
Interface Inc.	38,127	584,487
KAR Auction Services Inc.	95,547	2,388,675
Kimball International Inc., Class B, NVS	44	767
Knoll Inc.	26,272	603,731
LSC Communications Inc.	18,844	69,158
Matthews International Corp., Class A	25,940	904,009
McGrath RentCorp	19,697	1,224,169
Mobile Mini Inc.	31,771	966,792
MSA Safety Inc.	24,680	2,601,025
Multi-Color Corp.	11,985	598,891
NL Industries Inc.(a)	6,479	23,648
NRC Group Holdings Corp.(a)(b)	49,342	548,683
Odyssey Marine Exploration Inc.(a)(b)	5,763	33,425
Performant Financial Corp.(a)(b)	25,765	27,053
Perma-Fix Environmental Services(a)	7,130	27,878
PICO Holdings Inc.(a)	9,740	113,179
Pitney Bowes Inc.	112,453	481,299
Quad/Graphics Inc.	18,383	145,410
Quest Resource Holding Corp.(a)	6,605	18,296
Republic Services Inc.	156,377	13,548,503
Rollins Inc.	106,792	3,830,629
RR Donnelley & Sons Co.	57,674	113,618
SP Plus Corp.(a)	12,709	405,798
Steelcase Inc., Class A	63,225	1,081,148
Stericycle Inc.(a)(b)	61,449	2,934,190
Team Inc.(a)(b)	19,460	298,127
Tetra Tech Inc.	39,049	3,067,299
U.S. Ecology Inc.	13,495	803,492
UniFirst Corp./MA	12,141	2,289,428
Viad Corp.	12,984	860,060
Virco Manufacturing Corp.	6,165	28,791
VSE Corp.	6,186	177,476
Waste Management Inc.	282,120	32,548,184
Wilhelmina International Inc.(a)	303	1,818

		124,374,423

Communications Equipment — 1.1%
Acacia Communications Inc.(a)	21,589	1,018,137
ADTRAN Inc.	32,649	497,897
Aerohive Networks Inc.(a)	18,571	82,270
Applied Optoelectronics Inc.(a)(b)	12,079	124,172
Arista Networks Inc.(a)	37,528	9,743,019
Aviat Networks Inc.(a)(b)	5,759	78,898
BK Technologies Corp.(a)(b)	11,357	48,835
CalAmp Corp.(a)	62,330	728,015
Calix Inc.(a)	31,768	208,398
Casa Systems Inc.(a)(b)	16,733	107,593
Ciena Corp.(a)	103,484	4,256,297
Cisco Systems Inc.	3,086,832	168,942,315
Clearfield Inc.(a)(b)	7,016	92,962
ClearOne Inc.(a)	8,515	18,989
CommScope Holding Co. Inc.(a)(b)	138,045	2,171,448
Communications Systems Inc.	5,780	17,398
Comtech Telecommunications Corp.	17,618	495,242
DASAN Zhone Solutions Inc.(a)	5,248	68,172
Digi International Inc.(a)	18,599	235,835
EchoStar Corp., Class A(a)	31,984	1,417,531
EMCORE Corp.(a)(b)	5,822	19,155
Extreme Networks Inc.(a)	67,970	439,766

Security	Shares	Value

Communications Equipment (continued)
F5 Networks Inc.(a)	43,302	$6,306,070
Finisar Corp.(a)	80,546	1,842,087
Harmonic Inc.(a)(b)	58,421	324,237
Infinera Corp.(a)(b)	75,752	220,438
Inseego Corp.(a)(b)	20,114	96,346
InterDigital Inc.	25,083	1,615,345
Juniper Networks Inc.	246,257	6,557,824
KVH Industries Inc.(a)(b)	12,038	130,853
Lantronix Inc.(a)(b)	6,291	20,949
Lumentum Holdings Inc.(a)(b)	55,296	2,953,359
Motorola Solutions Inc.	117,610	19,609,115
NETGEAR Inc.(a)	24,728	625,371
NetScout Systems Inc.(a)	49,264	1,250,813
Network-1 Technologies Inc.	7,250	18,125
Optical Cable Corp.(a)(b)	6,256	25,775
PC-Tel Inc.	10,804	47,862
Plantronics Inc.	24,802	918,666
Resonant Inc.(a)(b)	5,755	13,697
Ribbon Communications Inc.(a)	32,758	160,187
TESSCO Technologies Inc.	5,691	101,641
Ubiquiti Networks Inc.	13,458	1,769,727
ViaSat Inc.(a)	42,899	3,467,097
Viavi Solutions Inc.(a)(b)	161,011	2,139,836
Vislink Technologies Inc.(a)(b)	20	32
Westell Technologies Inc., Class A(a)	7,192	13,521

		241,041,317

Construction & Engineering — 0.2%
AECOM(a)	107,960	4,086,286
Aegion Corp.(a)(b)	25,438	468,059
Ameresco Inc., Class A(a)(b)	12,948	190,724
Arcosa Inc.	33,751	1,270,050
Argan Inc.	7,102	288,057
Comfort Systems USA Inc.	25,179	1,283,877
Construction Partners Inc., Class A(a)(b)	33,034	496,171
Dycom Industries Inc.(a)	20,336	1,197,180
EMCOR Group Inc.	40,337	3,553,690
Fluor Corp.	100,473	3,384,935
Goldfield Corp. (The)(a)(b)	19,330	44,459
Granite Construction Inc.	30,626	1,475,561
Great Lakes Dredge & Dock Corp.(a)	38,722	427,491
HC2 Holdings Inc.(a)(b)	19,060	44,982
IES Holdings Inc.(a)	6,303	118,812
Jacobs Engineering Group Inc.	83,459	7,043,105
MasTec Inc.(a)	45,124	2,325,240
MYR Group Inc.(a)	13,083	488,650
Northwest Pipe Co.(a)(b)	6,475	166,925
NV5 Global Inc.(a)(b)	6,005	488,807
Orion Group Holdings Inc.(a)(b)	19,221	51,512
Primoris Services Corp.	25,787	539,722
Quanta Services Inc.	103,136	3,938,764
Sterling Construction Co. Inc.(a)	12,662	169,924
Tutor Perini Corp.(a)(b)	26,303	364,823
Valmont Industries Inc.	15,552	1,972,149
Willscot Corp.(a)(b)	26,425	397,432

		36,277,387

Construction Materials — 0.1%
Eagle Materials Inc.	32,409	3,004,314
Forterra Inc.(a)	96,280	478,512
Martin Marietta Materials Inc.	44,562	10,254,162

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Construction Materials (continued)
Summit Materials Inc., Class A(a)(b)	84,156	$1,620,003
Tecnoglass Inc.	605	3,927
U.S. Concrete Inc.(a)(b)	11,958	594,193
U.S. Lime & Minerals Inc.	502	40,160
Vulcan Materials Co.	95,282	13,083,171

		29,078,442

Consumer Finance — 0.8%
Ally Financial Inc.	297,989	9,234,679
American Express Co.	497,368	61,395,106
Asta Funding Inc.(a)	6,327	44,542
Atlanticus Holdings Corp.(a)(b)	5,563	22,530
Capital One Financial Corp.	338,126	30,681,553
Consumer Portfolio Services Inc.(a)(b)	13,005	49,419
Credit Acceptance Corp.(a)	8,741	4,229,158
Curo Group Holdings Corp.(a)	40,161	443,779
Discover Financial Services	235,275	18,254,987
Elevate Credit Inc.(a)	98,595	406,212
Encore Capital Group Inc.(a)(b)	13,606	460,835
Enova International Inc.(a)	19,379	446,686
EZCORP Inc., Class A, NVS(a)(b)	37,888	358,799
FirstCash Inc.	31,106	3,111,222
Green Dot Corp., Class A(a)	34,608	1,692,331
LendingClub Corp.(a)(b)	293,960	964,189
Navient Corp.	157,604	2,151,295
Nelnet Inc., Class A	17,817	1,055,123
Nicholas Financial Inc.(a)(b)	7,006	65,857
OneMain Holdings Inc.	56,058	1,895,321
PRA Group Inc.(a)	32,181	905,573
Regional Management Corp.(a)	6,635	174,965
Santander Consumer USA Holdings Inc.	75,908	1,818,756
SLM Corp.	306,221	2,976,468
Synchrony Financial	472,793	16,391,733
World Acceptance Corp.(a)(b)	6,281	1,030,775

		160,261,893

Containers & Packaging — 0.5%
Amcor PLC(a)	1,173,245	13,480,585
AptarGroup Inc.	44,451	5,527,037
Avery Dennison Corp.	59,401	6,871,508
Ball Corp.	241,990	16,936,880
Berry Global Group Inc.(a)(b)	94,981	4,995,051
Crown Holdings Inc.(a)	95,822	5,854,724
Graphic Packaging Holding Co.	223,742	3,127,913
Greif Inc., Class A, NVS	18,921	615,878
Greif Inc., Class B	6,318	275,781
International Paper Co.	287,466	12,453,027
Myers Industries Inc.	13,612	262,303
Owens-Illinois Inc.	115,321	1,991,594
Packaging Corp. of America	69,493	6,624,073
Sealed Air Corp.	113,213	4,843,252
Silgan Holdings Inc.	52,538	1,607,663
Sonoco Products Co.	71,456	4,668,935
UFP Technologies Inc.(a)	5,739	238,800
Westrock Co.	186,949	6,818,030

		97,193,034

Distributors — 0.1%
AMCON Distributing Co.	53	5,079
Core-Mark Holding Co. Inc.	31,898	1,266,989
Educational Development Corp.	1,390	9,716
Funko Inc., Class A(a)(b)	7,057	170,920

Security	Shares	Value

Distributors (continued)
Genuine Parts Co.	106,176	$10,997,710
LKQ Corp.(a)	218,434	5,812,529
Pool Corp.	27,969	5,342,079
Weyco Group Inc.	5,713	152,594

		23,757,616

Diversified Consumer Services — 0.2%
Adtalem Global Education Inc.(a)(b)	38,518	1,735,236
American Public Education Inc.(a)(b)	12,503	369,839
Ascent Capital Group Inc., Class A(a)	7,028	7,590
Aspen Group Inc./CO(a)(b)	81,092	308,150
Bright Horizons Family Solutions Inc.(a)	42,630	6,431,588
Career Education Corp.(a)	45,106	860,171
Carriage Services Inc.	12,544	238,461
Chegg Inc.(a)(b)	68,500	2,643,415
Collectors Universe Inc.	6,158	131,412
frontdoor Inc.(a)(b)	61,348	2,671,705
Graham Holdings Co., Class B	3,590	2,477,208
Grand Canyon Education Inc.(a)	35,877	4,198,327
H&R Block Inc.	147,870	4,332,591
Houghton Mifflin Harcourt Co.(a)	71,012	409,029
K12 Inc.(a)	32,224	979,932
Laureate Education Inc., Class A(a)	43,713	686,731
Lincoln Educational Services Corp.(a)	18,942	43,756
Regis Corp.(a)(b)	25,710	426,786
Service Corp. International/U.S.	129,670	6,065,963
ServiceMaster Global Holdings Inc.(a)	95,201	4,959,020
Sotheby’s(a)	21,494	1,249,446
Strategic Education Inc.	15,478	2,755,084
Universal Technical Institute Inc.(a)(b)	13,101	44,936
Weight Watchers International Inc.(a)	22,963	438,593
XpresSpa Group Inc.(a)	332	644
Zovio Inc.(a)(b)	12,651	45,291

		44,510,904

Diversified Financial Services — 1.5%
A-Mark Precious Metals Inc.(a)	684	8,926
AXA Equitable Holdings Inc.	178,993	3,740,954
Berkshire Hathaway Inc., Class B(a)	1,399,380	298,305,834
Cannae Holdings Inc.(a)	45,990	1,332,790
FGL Holdings	127,669	1,072,420
GWG Holdings Inc.	186	1,328
Jefferies Financial Group Inc.	184,760	3,552,935
LM Funding America Inc.(a)(b)	426	515
Marlin Business Services Corp.	6,422	160,100
On Deck Capital Inc.(a)(b)	25,592	106,207
Voya Financial Inc.	109,632	6,062,650

		314,344,659

Diversified Telecommunication Services — 1.7%
Alaska Communications Systems Group Inc.(a)(b)	38,252	65,411
AT&T Inc.	5,250,148	175,932,460
ATN International Inc.	5,080	293,268
Bandwidth Inc., Class A(a)(b)	6,255	469,250
CenturyLink Inc.	681,041	8,009,042
Cincinnati Bell Inc.(a)(b)	26,821	132,764
Cogent Communications Holdings Inc.	29,452	1,748,271
Consolidated Communications Holdings Inc.	51,772	255,236
Frontier Communications Corp.(a)(b)	70,650	123,638
GCI Liberty Inc., Class A(a)(b)	72,068	4,429,299
Globalstar Inc.(a)(b)	1,003,623	481,739
Glowpoint Inc.(a)	1,121	1,199

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Diversified Telecommunication Services (continued)
IDT Corp., Class B(a)	30	$284
Iridium Communications Inc.(a)(b)	68,831	1,601,009
Ooma Inc.(a)(b)	5,508	57,724
ORBCOMM Inc.(a)(b)	29,775	215,869
Otelco Inc., Class A(a)(b)	811	13,041
Pareteum Corp.(a)(b)	59,167	154,426
pdvWireless Inc.(a)(b)	6,630	311,610
Verizon Communications Inc.	2,976,811	170,065,212
Vonage Holdings Corp.(a)(b)	139,880	1,584,840
Zayo Group Holdings Inc.(a)(b)	140,643	4,628,561

		370,574,153

Electric Utilities — 1.8%
ALLETE Inc.	35,907	2,987,822
Alliant Energy Corp.	163,610	8,029,979
American Electric Power Co. Inc.	355,111	31,253,319
Avangrid Inc.	41,400	2,090,700
Duke Energy Corp.	521,152	45,986,453
Edison International	234,225	15,789,107
El Paso Electric Co.	30,187	1,974,230
Entergy Corp.	138,141	14,218,853
Evergy Inc.	182,482	10,976,292
Eversource Energy	230,221	17,441,543
Exelon Corp.	694,466	33,292,700
FirstEnergy Corp.	363,046	15,541,999
Genie Energy Ltd., Class B	12,646	134,680
Hawaiian Electric Industries Inc.	76,134	3,315,636
IDACORP Inc.	36,617	3,677,445
MGE Energy Inc.	26,138	1,910,165
NextEra Energy Inc.	344,542	70,582,874
OGE Energy Corp.	143,330	6,100,125
Otter Tail Corp.	32,849	1,734,756
Pinnacle West Capital Corp.	81,619	7,679,532
PNM Resources Inc.	56,964	2,900,037
Portland General Electric Co.	63,285	3,428,148
PPL Corp.	521,430	16,169,544
Southern Co. (The)	743,879	41,121,631
Spark Energy Inc., Class A	11,760	131,594
Xcel Energy Inc.	367,622	21,869,833

		380,338,997

Electrical Equipment — 0.6%
Acuity Brands Inc.	28,392	3,915,541
Allied Motion Technologies Inc.(b)	5,730	217,167
American Electric Technologies Inc.(a)(b)	6,440	4,508
American Superconductor Corp.(a)(b)	7,087	65,767
AMETEK Inc.	166,771	15,149,478
Atkore International Group Inc.(a)	38,380	992,891
AZZ Inc.	18,841	867,063
Babcock & Wilcox Enterprises Inc.(a)(b)	140,247	48,091
Bloom Energy Corp., Class A(a)(b)	14,369	176,308
Broadwind Energy Inc.(a)(b)	12,664	28,114
Capstone Turbine Corp.(a)(b)	12,569	9,887
Eaton Corp. PLC	307,880	25,640,246
Emerson Electric Co.	441,024	29,425,121
Encore Wire Corp.	13,370	783,215
Energous Corp.(a)(b)	17,409	76,077
Energy Focus Inc.(a)(b)	6,306	2,583
EnerSys	31,387	2,150,009
Espey Manufacturing & Electronics Corp.	612	15,147
FuelCell Energy Inc.(a)(b)	1,562	275

Security	Shares	Value

Electrical Equipment (continued)
Generac Holdings Inc.(a)(b)	45,004	$3,123,728
GrafTech International Ltd.	32,510	373,865
Hubbell Inc.	37,716	4,918,166
Ideal Power Inc.(a)(b)	6,102	1,892
LSI Industries Inc.	18,516	67,583
nVent Electric PLC	122,530	3,037,519
Ocean Power Technologies Inc.(a)	15	29
Orion Energy Systems Inc.(a)(b)	19,449	57,763
Pioneer Power Solutions Inc.(a)	5,606	26,628
Plug Power Inc.(a)(b)	121,982	274,459
Powell Industries Inc.	6,323	240,274
Preformed Line Products Co.	650	36,088
Regal Beloit Corp.	31,801	2,598,460
Revolution Lighting Technologies Inc.(a)(b)	12,003	2,941
Rockwell Automation Inc.	87,104	14,270,248
Sensata Technologies Holding PLC(a)(b)	116,208	5,694,192
Servotronics Inc.	113	1,085
Sunrun Inc.(a)	54,637	1,024,990
Sunworks Inc.(a)(b)	12,170	6,633
Thermon Group Holdings Inc.(a)	20,073	514,872
TPI Composites Inc.(a)	13,165	325,439
Ultralife Corp.(a)(b)	6,604	52,502
Vicor Corp.(a)(b)	12,213	379,214
Vivint Solar Inc.(a)(b)	13,033	95,141

		116,691,199

Electronic Equipment, Instruments & Components — 0.9%
ADDvantage Technologies Group Inc.(a)(b)	5,585	8,824
Airgain Inc.(a)(b)	30,789	435,664
Akoustis Technologies Inc.(a)(b)	63,379	405,626
Amphenol Corp., Class A	213,178	20,452,297
Anixter International Inc.(a)	19,415	1,159,270
Applied DNA Sciences Inc.(a)(b)	13,440	6,720
Arlo Technologies Inc.(a)	7,245	29,052
Arrow Electronics Inc.(a)(b)	63,775	4,545,244
Avnet Inc.	81,257	3,678,504
AVX Corp.	32,069	532,345
Badger Meter Inc.	19,385	1,157,091
Bel Fuse Inc., Class A	246	3,616
Bel Fuse Inc., Class B, NVS	6,383	109,596
Belden Inc.	31,218	1,859,656
Benchmark Electronics Inc.	32,777	823,358
CDW Corp./DE	109,067	12,106,437
Cemtrex Inc.(a)(b)	788	2,506
ClearSign Combustion Corp.(a)(b)	2,687	3,090
Coda Octopus Group Inc.(a)(b)	31,429	410,148
Cognex Corp.	122,944	5,898,853
Coherent Inc.(a)(b)	18,286	2,493,662
Control4 Corp.(a)	19,454	462,033
Corning Inc.	568,275	18,883,778
CPS Technologies Corp.(a)(b)	6,183	7,172
CTS Corp.	20,086	553,972
CUI Global Inc.(a)(b)	13,131	10,792
Daktronics Inc.	25,830	159,371
Data I/O Corp.(a)	6,099	27,446
Digital Ally Inc.(a)(b)	889	1,289
Dolby Laboratories Inc., Class A	46,248	2,987,621
Dynasil Corp. of America(a)(b)	11,949	11,949
Electro-Sensors Inc.(a)	222	737
eMagin Corp.(a)(b)	13,623	6,198
ePlus Inc.(a)	7,865	542,213

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Fabrinet(a)	25,620	$1,272,545
FARO Technologies Inc.(a)(b)	12,642	664,716
Fitbit Inc., Class A(a)(b)	152,068	669,099
FLIR Systems Inc.	95,762	5,180,724
Frequency Electronics Inc.(a)	6,099	69,468
ID Systems Inc.(a)(b)	7,094	41,713
Identiv Inc.(a)	7,258	37,161
IEC Electronics Corp.(a)(b)	6,606	41,486
II-VI Inc.(a)(b)	37,642	1,376,192
Image Sensing Systems Inc.(a)(b)	5,730	28,650
Insight Enterprises Inc.(a)	25,559	1,487,534
Intellicheck Inc.(a)(b)	6,251	36,193
IPG Photonics Corp.(a)(b)	25,701	3,964,379
Iteris Inc.(a)	18,986	98,158
Itron Inc.(a)	21,926	1,371,910
Jabil Inc.	102,523	3,239,727
KEMET Corp.	31,814	598,421
Key Tronic Corp.(a)(b)	6,540	32,569
Keysight Technologies Inc.(a)(b)	136,657	12,273,165
Kimball Electronics Inc.(a)(b)	13,502	219,273
Knowles Corp.(a)(b)	58,429	1,069,835
LGL Group Inc. (The)(a)	449	3,659
LightPath Technologies Inc., Class A(a)(b)	7,208	6,559
Littelfuse Inc.	17,531	3,101,409
LRAD Corp.(a)	20,088	66,090
Luna Innovations Inc.(a)	24,985	112,433
Methode Electronics Inc.	25,734	735,220
MicroVision Inc.(a)(b)	32,740	26,362
MTS Systems Corp.	12,520	732,796
Napco Security Technologies Inc.(a)(b)	7,231	214,616
National Instruments Corp.	83,552	3,508,349
Neonode Inc.(a)(b)	2,003	4,306
nLight Inc.(a)(b)	4,976	95,539
Novanta Inc.(a)(b)	24,942	2,352,031
OSI Systems Inc.(a)	12,740	1,434,906
PAR Technology Corp.(a)(b)	6,674	188,207
Park Aerospace Corp.	13,042	217,671
PC Connection Inc.	14,325	501,089
PCM Inc.(a)	6,191	216,933
Perceptron Inc.(a)(b)	6,454	28,720
Plexus Corp.(a)	24,773	1,446,000
Research Frontiers Inc.(a)(b)	12,927	43,047
RF Industries Ltd.	6,106	51,535
Richardson Electronics Ltd./U.S.	7,077	39,631
Rogers Corp.(a)(b)	12,693	2,190,558
Sanmina Corp.(a)	43,289	1,310,791
ScanSource Inc.(a)	19,030	619,617
Schmitt Industries Inc.(a)	498	1,160
SigmaTron International Inc.(a)(b)	5,570	14,204
Superconductor Technologies Inc.(a)	30	25
SYNNEX Corp.	29,455	2,898,372
Taitron Components Inc., Class A	800	2,560
TE Connectivity Ltd.	243,450	23,317,641
Tech Data Corp.(a)	25,524	2,669,810
Trimble Inc.(a)	178,243	8,040,542
TTM Technologies Inc.(a)(b)	69,376	707,635
Universal Security Instruments Inc.(a)	622	759
Vishay Intertechnology Inc.	90,431	1,493,920
Vishay Precision Group Inc.(a)(b)	7,148	290,423
Wayside Technology Group Inc.	830	9,371

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Wireless Telecom Group Inc.(a)(b)	12,589	$19,891
Wrap Technologies Inc.(a)(b)	57,173	355,616
Zebra Technologies Corp., Class A(a)	39,452	8,264,800

		180,883,851

Energy Equipment & Services — 0.5%
Apergy Corp.(a)(b)	57,288	1,921,440
Archrock Inc.	95,988	1,017,473
Aspen Aerogels Inc.(a)(b)	12,536	89,382
Baker Hughes a GE Co.	369,858	9,109,603
Basic Energy Services Inc.(a)(b)	83,922	159,452
C&J Energy Services Inc.(a)	49,000	577,220
Cactus Inc., Class A(a)	30,495	1,009,994
CARBO Ceramics Inc.(a)	13,424	18,122
Core Laboratories NV	31,720	1,658,322
Covia Holdings Corp.(a)(b)	74,619	146,253
Dawson Geophysical Co.(a)(b)	33,403	83,507
Diamond Offshore Drilling Inc.(a)(b)	56,757	503,435
DMC Global Inc.	10,530	667,075
Dril-Quip Inc.(a)(b)	23,949	1,149,552
ENGlobal Corp.(a)(b)	12,132	10,919
Ensco Rowan PLC, Class A	141,009	1,202,807
Enservco Corp.(a)(b)	18,596	6,994
Era Group Inc.(a)	12,870	107,336
Exterran Corp.(a)	36,876	524,377
Forum Energy Technologies Inc.(a)	81,629	279,171
Frank’s International NV(a)	52,387	286,033
FTS International Inc.(a)	20,412	113,899
Geospace Technologies Corp.(a)	11,963	180,761
Gulf Island Fabrication Inc.(a)	7,292	51,773
Halliburton Co.	623,276	14,173,296
Helix Energy Solutions Group Inc.(a)	97,471	841,175
Helmerich & Payne Inc.	75,329	3,813,154
Hornbeck Offshore Services Inc.(a)	18,283	22,854
Independence Contract Drilling Inc.(a)(b)	18,810	29,720
ION Geophysical Corp.(a)(b)	6,365	51,238
Keane Group Inc.(a)	38,042	255,642
Key Energy Services Inc.(a)(b)	88,379	198,853
KLX Energy Services Holdings Inc.(a)(b)	14,573	297,726
Liberty Oilfield Services Inc., Class A	27,620	446,892
Mammoth Energy Services Inc.	19,175	131,924
Matrix Service Co.(a)	19,020	385,345
McDermott International Inc.(a)(b)	129,155	1,247,637
Mitcham Industries Inc.(a)	7,061	27,891
Nabors Industries Ltd.	208,740	605,346
National Oilwell Varco Inc.	273,214	6,073,547
Natural Gas Services Group Inc.(a)(b)	17	281
NCS Multistage Holdings Inc.(a)(b)	77,288	274,372
Newpark Resources Inc.(a)	63,220	469,092
Nine Energy Service Inc.(a)(b)	11,518	199,607
Noble Corp. PLC(a)	179,145	335,001
Oceaneering International Inc.(a)	76,925	1,568,501
Oil States International Inc.(a)(b)	49,126	899,006
Patterson-UTI Energy Inc.	155,430	1,788,999
Pioneer Energy Services Corp.(a)(b)	133,123	33,667
Profire Energy Inc.(a)(b)	19,871	30,005
ProPetro Holding Corp.(a)	59,092	1,223,204
RigNet Inc.(a)	7,166	72,233
RPC Inc.	34,755	250,584
Schlumberger Ltd.	996,278	39,592,088
SEACOR Holdings Inc.(a)(b)	13,383	635,826

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Energy Equipment & Services (continued)
SEACOR Marine Holdings Inc.(a)	32,424	$485,063
Select Energy Services Inc., Class A(a)	39,104	453,997
Smart Sand Inc.(a)(b)	99,406	242,551
Solaris Oilfield Infrastructure Inc., Class A	25,274	378,605
Superior Drilling Products Inc.(a)(b)	6,247	6,309
Superior Energy Services Inc.(a)	96,755	125,781
Synthesis Energy Systems Inc.(a)(b)	6,387	1,980
TechnipFMC PLC	301,154	7,811,935
TETRA Technologies Inc.(a)(b)	63,637	103,728
Tidewater Inc.(a)(b)	22,749	534,147
Transocean Ltd.(a)	365,411	2,342,285
U.S. Silica Holdings Inc.	45,700	584,503
U.S. Well Services Inc.(a)(b)	45,500	219,310

		110,139,800

Entertainment — 1.8%
Activision Blizzard Inc.	550,827	25,999,034
AMC Entertainment Holdings Inc., Class A	41,011	382,633
Ballantyne Strong Inc.(a)(b)	7,199	23,253
Cinedigm Corp., Class A(a)(b)	6,508	8,786
Cinemark Holdings Inc.	76,383	2,757,426
Electronic Arts Inc.(a)	217,024	21,975,850
Gaia Inc.(a)(b)	12,672	96,054
Global Eagle Entertainment Inc.(a)(b)	32,042	20,827
Glu Mobile Inc.(a)(b)	82,372	591,431
Liberty Media Corp.-Liberty Braves, Class A(a)(b)	14,275	396,845
Liberty Media Corp.-Liberty Braves, Class C, NVS(a)	25,013	699,614
Liberty Media Corp.-Liberty Formula One, Class A(a)(b)	11,973	429,352
Liberty Media Corp.-Liberty Formula One, Class C, NVS(a)	157,585	5,895,255
Lions Gate Entertainment Corp., Class A	41,151	504,100
Lions Gate Entertainment Corp., Class B, NVS	77,078	894,876
Live Nation Entertainment Inc.(a)(b)	101,960	6,754,850
LiveXLive Media Inc.(a)(b)	66,656	276,622
Madison Square Garden Co. (The), Class A(a)	12,388	3,467,897
Marcus Corp. (The)	12,836	423,075
Netflix Inc.(a)	315,036	115,719,023
NTN Buzztime Inc.(a)	331	1,254
Reading International Inc., Class A, NVS(a)(b)	12,512	162,406
Rosetta Stone Inc.(a)(b)	12,611	288,540
Take-Two Interactive Software Inc.(a)	81,454	9,247,473
Viacom Inc., Class A	17,745	605,104
Viacom Inc., Class B, NVS	249,758	7,460,271
Walt Disney Co. (The)	1,256,664	175,480,561
World Wrestling Entertainment Inc., Class A(b)	32,865	2,373,182
Zynga Inc., Class A(a)	562,235	3,446,500

		386,382,094

Equity Real Estate Investment Trusts (REITs) — 3.9%
Acadia Realty Trust	59,056	1,616,363
ACRE Realty Investors Inc.(a)(c)	2,715	2,253
Agree Realty Corp.	28,323	1,814,088
Alexander & Baldwin Inc.	44,654	1,031,507
Alexander’s Inc.	3,705	1,371,962
Alexandria Real Estate Equities Inc.	80,930	11,418,414
American Assets Trust Inc.	30,008	1,413,977
American Campus Communities Inc.	96,529	4,455,779
American Finance Trust Inc.(b)	38,652	421,307
American Homes 4 Rent, Class A	179,328	4,359,464
American Tower Corp.	317,217	64,855,016

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Americold Realty Trust	133,203	$4,318,441
Apartment Investment & Management Co., Class A	117,433	5,885,742
Apple Hospitality REIT Inc.	168,326	2,669,650
Armada Hoffler Properties Inc.	24,931	412,608
Ashford Hospitality Trust Inc.	56,421	167,570
AvalonBay Communities Inc.	100,055	20,329,175
Bluerock Residential Growth REIT Inc.	12,787	150,247
Boston Properties Inc.	110,722	14,283,138
Braemar Hotels & Resorts Inc.	13,131	129,997
Brandywine Realty Trust	121,559	1,740,725
Brixmor Property Group Inc.	212,937	3,807,314
BRT Apartments Corp.	6,337	89,542
Camden Property Trust	70,319	7,340,600
CareTrust REIT Inc.	68,258	1,623,175
CatchMark Timber Trust Inc., Class A	25,806	269,673
CBL & Associates Properties Inc.	33,037	34,358
Cedar Realty Trust Inc.	43,597	115,532
Chatham Lodging Trust	18,578	350,567
Chesapeake Lodging Trust	38,076	1,082,120
CIM Commercial Trust Corp.	4,244	87,511
City Office REIT Inc.	13,509	161,973
Clipper Realty Inc.	30,789	344,221
Colony Capital Inc.	351,336	1,756,680
Columbia Property Trust Inc.	88,861	1,842,977
Community Healthcare Trust Inc.	14,322	564,430
CoreCivic Inc.	95,512	1,982,829
CorEnergy Infrastructure Trust Inc.	7,016	278,255
CorePoint Lodging Inc.	29,898	370,436
CoreSite Realty Corp.	24,943	2,872,685
Corporate Office Properties Trust	76,853	2,026,614
Cousins Properties Inc.	104,308	3,772,820
Crown Castle International Corp.	298,840	38,953,794
CubeSmart	135,101	4,517,777
CyrusOne Inc.	77,575	4,477,629
DiamondRock Hospitality Co.	115,119	1,190,330
Digital Realty Trust Inc.	148,878	17,536,340
Douglas Emmett Inc.	119,117	4,745,621
Duke Realty Corp.	264,544	8,362,236
Easterly Government Properties Inc.	46,594	843,817
EastGroup Properties Inc.	26,025	3,018,380
Empire State Realty Trust Inc., Class A	83,328	1,234,088
EPR Properties	56,168	4,189,571
Equinix Inc.	59,799	30,156,038
Equity Commonwealth	104,686	3,404,389
Equity LifeStyle Properties Inc.	65,544	7,953,109
Equity Residential	268,869	20,412,534
Essential Properties Realty Trust Inc.	27,919	559,497
Essex Property Trust Inc.	48,428	14,137,586
Extra Space Storage Inc.	90,546	9,606,931
Farmland Partners Inc.	12,551	88,485
Federal Realty Investment Trust	52,323	6,737,109
First Industrial Realty Trust Inc.	82,345	3,025,355
Four Corners Property Trust Inc.	38,749	1,059,010
Franklin Street Properties Corp.	64,236	474,062
Front Yard Residential Corp.	38,303	468,063
Gaming and Leisure Properties Inc.	146,833	5,723,550
GEO Group Inc. (The)	95,458	2,005,573
Getty Realty Corp.	18,951	582,933
Gladstone Commercial Corp.	13,509	286,661
Gladstone Land Corp.	6,150	70,910

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Global Medical REIT Inc.	37,996	$398,958
Global Net Lease Inc.	57,557	1,129,268
Global Self Storage Inc.	6,068	22,816
Hannon Armstrong Sustainable Infrastructure Capital Inc.	46,587	1,312,822
HCP Inc.	348,744	11,152,833
Healthcare Realty Trust Inc.	84,999	2,662,169
Healthcare Trust of America Inc., Class A	140,873	3,864,146
Hersha Hospitality Trust	30,662	507,149
Highwoods Properties Inc.	76,424	3,156,311
Hospitality Properties Trust	115,952	2,898,800
Host Hotels & Resorts Inc.	538,947	9,819,614
Hudson Pacific Properties Inc.	107,680	3,582,514
Independence Realty Trust Inc.	75,396	872,332
Industrial Logistics Properties Trust	58,090	1,209,434
Innovative Industrial Properties Inc.(b)	8,786	1,085,598
Investors Real Estate Trust	13,434	788,173
Invitation Homes Inc.	275,654	7,368,231
Iron Mountain Inc.	208,693	6,532,091
iStar Inc.	46,891	582,386
JBG SMITH Properties	81,449	3,204,204
Jernigan Capital Inc.	26,441	542,041
Kilroy Realty Corp.	73,030	5,390,344
Kimco Realty Corp.	295,993	5,469,951
Kite Realty Group Trust	70,154	1,061,430
Lamar Advertising Co., Class A	63,221	5,102,567
Lexington Realty Trust	146,993	1,383,204
Liberty Property Trust	110,765	5,542,681
Life Storage Inc.	33,133	3,150,286
LTC Properties Inc.	26,084	1,190,995
Macerich Co. (The)	74,051	2,479,968
Mack-Cali Realty Corp.	63,952	1,489,442
Medical Properties Trust Inc.	271,651	4,737,593
Mid-America Apartment Communities Inc.	82,802	9,750,764
Monmouth Real Estate Investment Corp.	50,957	690,467
National Health Investors Inc.	31,272	2,440,154
National Retail Properties Inc.	117,449	6,225,971
National Storage Affiliates Trust	34,506	998,604
New Senior Investment Group Inc.	43,595	292,958
NexPoint Residential Trust Inc.	13,440	556,416
NorthStar Realty Europe Corp.	44,217	726,485
Office Properties Income Trust	29,667	779,352
Omega Healthcare Investors Inc.	152,659	5,610,218
One Liberty Properties Inc.	11,927	345,406
Outfront Media Inc.	96,056	2,477,284
Paramount Group Inc.	135,126	1,893,115
Park Hotels & Resorts Inc.	147,983	4,078,411
Pebblebrook Hotel Trust	94,156	2,653,316
Pennsylvania REIT	52,322	340,093
Physicians Realty Trust	135,629	2,365,370
Piedmont Office Realty Trust Inc., Class A	102,175	2,036,348
Plymouth Industrial REIT Inc.	26,030	493,008
PotlatchDeltic Corp.	45,654	1,779,593
Power REIT(a)	239	1,386
Preferred Apartment Communities Inc., Class A	39,004	583,110
Prologis Inc.	455,366	36,474,817
PS Business Parks Inc.	16,603	2,798,104
Public Storage	108,386	25,814,294
QTS Realty Trust Inc., Class A	37,578	1,735,352
Rayonier Inc.	97,169	2,944,221

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Realty Income Corp.	226,433	$15,617,084
Regency Centers Corp.	120,025	8,010,468
Retail Opportunity Investments Corp.	86,548	1,482,567
Retail Properties of America Inc., Class A	165,639	1,947,915
Retail Value Inc.	13,395	466,146
Rexford Industrial Realty Inc.	69,489	2,805,271
RLJ Lodging Trust	121,163	2,149,432
RPT Realty	36,957	447,549
Ryman Hospitality Properties Inc.	37,892	3,072,662
Sabra Health Care REIT Inc.	139,748	2,751,638
Safehold Inc.	20,476	618,375
Saul Centers Inc.	7,042	395,267
SBA Communications Corp.(a)	81,171	18,250,488
Senior Housing Properties Trust	170,855	1,412,971
Seritage Growth Properties, Class A(b)	18,251	784,063
Simon Property Group Inc.	221,223	35,342,586
SITE Centers Corp.	101,782	1,347,594
SL Green Realty Corp.	59,967	4,819,548
Sotherly Hotels Inc.	7,087	49,326
Spirit MTA REIT	39,483	329,288
Spirit Realty Capital Inc.	66,520	2,837,743
STAG Industrial Inc.	90,376	2,732,970
STORE Capital Corp.	136,888	4,543,313
Summit Hotel Properties Inc.	71,966	825,450
Sun Communities Inc.	62,944	8,068,791
Sunstone Hotel Investors Inc.	152,821	2,095,176
Tanger Factory Outlet Centers Inc.	67,983	1,102,004
Taubman Centers Inc.	46,194	1,886,101
Terreno Realty Corp.	48,441	2,375,547
UDR Inc.	197,633	8,871,745
UMH Properties Inc.	18,474	229,262
Uniti Group Inc.	134,943	1,281,959
Universal Health Realty Income Trust	7,447	632,474
Urban Edge Properties	81,066	1,404,874
Urstadt Biddle Properties Inc., Class A	5,706	119,826
Ventas Inc.	265,713	18,161,484
VEREIT Inc.	742,195	6,687,177
VICI Properties Inc.	253,809	5,593,950
Vornado Realty Trust	127,265	8,157,686
Washington Prime Group Inc.	170,782	652,387
Washington REIT	51,821	1,385,175
Weingarten Realty Investors	97,508	2,673,669
Welltower Inc.	291,267	23,746,999
Weyerhaeuser Co.	535,247	14,098,406
Wheeler Real Estate Investment Trust Inc.(a)(b)	736	1,023
Whitestone REIT	18,818	238,800
WP Carey Inc.	122,715	9,962,004
Xenia Hotels & Resorts Inc.	76,474	1,594,483

		820,078,797

Food & Staples Retailing — 1.3%
Andersons Inc. (The)	18,928	515,599
BJ’s Wholesale Club Holdings Inc.(a)	68,152	1,799,213
Casey’s General Stores Inc.	27,530	4,294,405
Chefs’ Warehouse Inc. (The)(a)(b)	12,837	450,194
Costco Wholesale Corp.	317,028	83,777,819
Ingles Markets Inc., Class A	13,937	433,859
Kroger Co. (The)	572,050	12,419,205
Natural Grocers by Vitamin Cottage Inc.(a)(b)	26,563	266,958
Performance Food Group Co.(a)	78,833	3,155,685
PriceSmart Inc.	13,785	704,689

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Food & Staples Retailing (continued)
Rite Aid Corp.(a)(b)	33,804	$270,770
SpartanNash Co.	36,594	427,052
Sprouts Farmers Market Inc.(a)	84,338	1,593,145
Sysco Corp.	339,450	24,005,904
U.S. Foods Holding Corp.(a)	154,414	5,521,845
United Natural Foods Inc.(a)	30,319	271,961
Village Super Market Inc., Class A	5,810	154,023
Walmart Inc.	1,008,685	111,449,606
Walgreens Boots Alliance Inc.	575,421	31,458,266
Weis Markets Inc.	11,515	419,261

		283,389,459

Food Products — 1.1%
Alico Inc.	649	19,691
Arcadia Biosciences Inc.(a)	219	672
Archer-Daniels-Midland Co.	404,211	16,491,809
B&G Foods Inc.(b)	41,046	853,757
Beyond Meat Inc.(a)(b)	7,309	1,174,410
Bridgford Foods Corp.(a)(b)	641	19,076
Bunge Ltd.	102,900	5,732,559
Calavo Growers Inc.	9,150	885,171
Cal-Maine Foods Inc.	24,685	1,029,858
Campbell Soup Co.	138,071	5,532,505
Coffee Holding Co. Inc.(a)(b)	6,187	25,305
Conagra Brands Inc.	348,437	9,240,549
Darling Ingredients Inc.(a)	115,109	2,289,518
Dean Foods Co.	61,571	56,879
Farmer Bros. Co.(a)	13	213
Flowers Foods Inc.	127,884	2,975,861
Fresh Del Monte Produce Inc.	22,708	611,981
Freshpet Inc.(a)(b)	20,187	918,710
General Mills Inc.	428,717	22,516,217
Hain Celestial Group Inc. (The)(a)(b)	64,139	1,404,644
Hershey Co. (The)	100,168	13,425,517
Hormel Foods Corp.	197,554	8,008,839
Hostess Brands Inc.(a)(b)	69,888	1,009,183
Ingredion Inc.	46,079	3,801,057
J&J Snack Foods Corp.	11,403	1,835,313
JM Smucker Co. (The)	82,352	9,486,127
John B Sanfilippo & Son Inc.	5,810	462,999
Kellogg Co.	183,067	9,806,899
Kraft Heinz Co. (The)	451,255	14,006,955
Lamb Weston Holdings Inc.	104,122	6,597,170
Lancaster Colony Corp.	15,104	2,244,454
Landec Corp.(a)(b)	19,075	178,733
Lifeway Foods Inc.(a)(b)	5,597	20,373
Limoneira Co.	7,065	140,876
McCormick & Co. Inc./MD, NVS	88,025	13,644,755
Mondelez International Inc., Class A	1,040,581	56,087,316
Pilgrim’s Pride Corp.(a)(b)	42,256	1,072,880
Post Holdings Inc.(a)	48,886	5,082,677
RiceBran Technologies(a)(b)	6,272	18,252
Rocky Mountain Chocolate Factory Inc.	5,557	46,679
S&W Seed Co.(a)(b)	7,314	19,309
Sanderson Farms Inc.	13,053	1,782,518
Seaboard Corp.	183	757,023
Seneca Foods Corp., Class A(a)	5,690	158,353
Seneca Foods Corp., Class B(a)	117	3,187
Simply Good Foods Co. (The)(a)(b)	32,273	777,134
Tootsie Roll Industries Inc.	17,964	663,410
TreeHouse Foods Inc.(a)(b)	38,531	2,084,527

Security	Shares	Value

Food Products (continued)
Tyson Foods Inc., Class A	212,489	$17,156,362

		242,158,262

Gas Utilities — 0.2%
Atmos Energy Corp.	83,016	8,763,169
Chesapeake Utilities Corp.	12,210	1,160,194
National Fuel Gas Co.	63,168	3,332,112
New Jersey Resources Corp.	64,583	3,214,296
Northwest Natural Holding Co.	22,963	1,595,928
ONE Gas Inc.	37,729	3,406,929
RGC Resources Inc.	1,246	38,028
South Jersey Industries Inc.	63,115	2,128,869
Southwest Gas Holdings Inc.	39,402	3,531,207
Spire Inc.	36,627	3,073,738
UGI Corp.	122,487	6,542,031

		36,786,501

Health Care Equipment & Supplies — 3.4%
Abbott Laboratories	1,271,155	106,904,135
ABIOMED Inc.(a)	32,579	8,486,504
Accuray Inc.(a)(b)	56,811	219,859
Aethlon Medical Inc.(a)	5,811	2,121
Akers Biosciences Inc.(a)	85	38
Align Technology Inc.(a)(b)	52,471	14,361,313
Alphatec Holdings Inc.(a)(b)	5,610	25,469
AngioDynamics Inc.(a)	19,036	374,819
Antares Pharma Inc.(a)(b)	101,889	335,215
Apollo Endosurgery Inc.(a)(b)	72	234
Apyx Medical Corp.(a)(b)	18,997	127,660
Atossa Genetics Inc.(a)	54	138
AtriCure Inc.(a)(b)	19,071	569,079
Atrion Corp.	940	801,576
Avanos Medical Inc.(a)	32,201	1,404,286
Avinger Inc.(a)	8	24
Axogen Inc.(a)	30,814	610,117
Axonics Modulation Technologies Inc.(a)	8,923	365,575
Baxter International Inc.	343,043	28,095,222
Becton Dickinson and Co.	193,575	48,782,836
Biolase Inc.(a)(b)	6,184	9,090
BioLife Solutions Inc.(a)	6,479	109,819
BioSig Technologies Inc.(a)(b)	65,019	610,528
Boston Scientific Corp.(a)	998,795	42,928,209
Cantel Medical Corp.	25,360	2,045,030
Cardiovascular Systems Inc.(a)	19,492	836,792
Cerus Corp.(a)(b)	74,511	418,752
Cesca Therapeutics Inc.(a)	27	76
Chembio Diagnostics Inc.(a)(b)	6,286	38,282
Conformis Inc.(a)	6,450	28,122
CONMED Corp.	18,855	1,613,422
Cooper Companies Inc. (The)	35,772	12,051,229
Corindus Vascular Robotics Inc.(a)(b)	57,885	172,497
CryoLife Inc.(a)	17,694	529,581
CryoPort Inc.(a)	14,219	260,492
Cutera Inc.(a)	7,308	151,860
CytoSorbents Corp.(a)(b)	12,586	83,193
Danaher Corp.	452,658	64,693,881
Dare Bioscience Inc.(a)	643	547
DENTSPLY SIRONA Inc.	169,475	9,890,561
DexCom Inc.(a)(b)	64,471	9,660,335
Edwards Lifesciences Corp.(a)(b)	149,259	27,574,108
Ekso Bionics Holdings Inc.(a)(b)	179,113	227,473

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Electromed Inc.(a)	5,557	$30,286
Endologix Inc.(a)(b)	5,176	37,474
FONAR Corp.(a)(b)	5,732	123,295
GenMark Diagnostics Inc.(a)(b)	31,235	202,715
Glaukos Corp.(a)(b)	23,838	1,797,385
Globus Medical Inc., Class A(a)	50,895	2,152,858
Haemonetics Corp.(a)	36,863	4,436,093
Helius Medical Technologies Inc.(a)(b)	58,416	128,515
Heska Corp.(a)	6,002	511,190
Hill-Rom Holdings Inc.	49,573	5,186,327
Hologic Inc.(a)	189,929	9,120,391
ICU Medical Inc.(a)(b)	11,645	2,933,492
IDEXX Laboratories Inc.(a)(b)	61,860	17,031,914
Inogen Inc.(a)(b)	12,954	864,809
Insulet Corp.(a)(b)	43,701	5,217,025
Integer Holdings Corp.(a)	18,932	1,588,773
Integra LifeSciences Holdings Corp.(a)	50,324	2,810,595
IntriCon Corp.(a)	5,735	133,970
Intuitive Surgical Inc.(a)	82,475	43,262,261
Invacare Corp.	19,436	100,873
InVivo Therapeutics Holdings Corp.(a)	509	377
iRadimed Corp.(a)(b)	5,503	112,536
iRhythm Technologies Inc.(a)(b)	14,345	1,134,403
IRIDEX Corp.(a)(b)	6,198	28,201
Kewaunee Scientific Corp.	262	5,015
Lantheus Holdings Inc.(a)	28,388	803,380
LeMaitre Vascular Inc.	7,142	199,833
LivaNova PLC(a)	35,994	2,590,128
Masimo Corp.(a)	34,388	5,117,622
Medtronic PLC	967,289	94,204,276
Meridian Bioscience Inc.	26,468	314,440
Merit Medical Systems Inc.(a)	38,314	2,281,982
Mesa Laboratories Inc.(b)	2,184	533,639
Microbot Medical Inc.(a)	17	88
Milestone Scientific Inc.(a)(b)	7,108	2,545
Misonix Inc.(a)(b)	5,694	144,741
Natus Medical Inc.(a)(b)	24,714	634,903
Neogen Corp.(a)(b)	39,520	2,454,587
NeuroMetrix Inc.(a)	108	44
Neuronetics Inc.(a)(b)	24,792	310,148
Nevro Corp.(a)(b)	22,016	1,427,297
NuVasive Inc.(a)	35,874	2,100,064
Nuvectra Corp.(a)(b)	6,222	20,844
OraSure Technologies Inc.(a)	38,469	356,992
Orthofix Medical Inc.(a)	12,803	677,023
OrthoPediatrics Corp.(a)(b)	10,390	405,210
Penumbra Inc.(a)(b)	22,094	3,535,040
Predictive Oncology Inc.(a)	57	42
Pro-Dex Inc.(a)(b)	613	7,957
Pulse Biosciences Inc.(a)(b)	23,237	306,728
Quidel Corp.(a)(b)	25,746	1,527,253
ResMed Inc.	102,799	12,544,562
Retractable Technologies Inc.(a)(b)	7,161	5,188
Rockwell Medical Inc.(a)(b)	44,287	133,304
RTI Surgical Holdings Inc.(a)(b)	39,163	166,443
SeaSpine Holdings Corp.(a)	6,357	84,230
Second Sight Medical Products Inc.(a)(b)	12,158	9,736
Senseonics Holdings Inc.(a)(b)	81,822	166,917
Sensus Healthcare Inc.(a)(b)	52,669	291,786
SI-BONE Inc.(a)(b)	22,972	467,250

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Sientra Inc.(a)	18,347	$113,017
SiNtx Technologies Inc.(a)	365	31
Sorrento Tech Inc.(a)(c)	126	1
STAAR Surgical Co.(a)(b)	19,304	567,151
Steris PLC(a)	59,425	8,847,194
Strata Skin Sciences Inc.(a)	1,191	2,966
Stryker Corp.	222,751	45,793,151
Surmodics Inc.(a)	7,043	304,046
Tactile Systems Technology Inc.(a)(b)	12,468	709,679
Tandem Diabetes Care Inc.(a)(b)	40,421	2,607,963
Teleflex Inc.	33,348	11,043,190
TransEnterix Inc.(a)(b)	184,246	250,575
Utah Medical Products Inc.	754	72,158
Vapotherm Inc.(a)(b)	20,666	475,318
Varex Imaging Corp.(a)	26,407	809,375
Varian Medical Systems Inc.(a)	65,681	8,941,154
Vermillion Inc.(a)(b)	18,513	16,477
ViewRay Inc.(a)(b)	57,034	502,470
VolitionRx Ltd.(a)	7,100	22,294
West Pharmaceutical Services Inc.	53,272	6,666,991
Wright Medical Group NV(a)(b)	80,697	2,406,385
Xtant Medical Holdings Inc.(a)	120	360
Zimmer Biomet Holdings Inc.	147,471	17,363,236
Zosano Pharma Corp.(a)	202	661

		725,692,937

Health Care Providers & Services — 2.5%
AAC Holdings Inc.(a)(b)	6,242	5,368
Acadia Healthcare Co. Inc.(a)(b)	63,215	2,209,364
Addus HomeCare Corp.(a)	5,764	432,012
Amedisys Inc.(a)	20,653	2,507,481
American Renal Associates Holdings Inc.(a)(b)	6,232	46,366
American Shared Hospital Services(a)	709	2,035
AmerisourceBergen Corp.	110,612	9,430,779
AMN Healthcare Services Inc.(a)(b)	32,358	1,755,422
Anthem Inc.	184,994	52,207,157
Apollo Medical Holdings Inc.(a)(b)	20,685	345,646
BioScrip Inc.(a)(b)	129,981	337,951
BioTelemetry Inc.(a)	24,960	1,201,824
Brookdale Senior Living Inc.(a)	158,829	1,145,157
Capital Senior Living Corp.(a)(b)	19,183	96,491
Cardinal Health Inc.	217,179	10,229,131
Catasys Inc.(a)(b)	30,805	592,072
Centene Corp.(a)	298,657	15,661,573
Chemed Corp.	11,337	4,090,843
Cigna Corp.(a)	273,669	43,116,551
Community Health Systems Inc.(a)	76,790	205,029
CorVel Corp.(a)	6,531	568,262
Covetrus Inc.(a)(b)	67,427	1,649,264
Cross Country Healthcare Inc.(a)(b)	24,708	231,761
CVS Health Corp.	931,098	50,735,530
DaVita Inc.(a)(b)	90,974	5,118,197
Digirad Corp.	1,268	8,762
Diplomat Pharmacy Inc.(a)(b)	42,944	261,529
Diversicare Healthcare Services Inc.(b)	5,523	20,656
Encompass Health Corp.	71,687	4,542,088
Ensign Group Inc. (The)	32,168	1,831,003
Enzo Biochem Inc.(a)	26,436	89,089
Five Star Senior Living Inc.(a)(b)	2,456	1,132
Genesis Healthcare Inc.(a)(b)	18,547	22,998
Guardant Health Inc.(a)	27,689	2,390,391

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Providers & Services (continued)
Hanger Inc.(a)(b)	26,504	$507,552
HCA Healthcare Inc.	191,899	25,938,988
HealthEquity Inc.(a)	40,156	2,626,202
Henry Schein Inc.(a)(b)	109,919	7,683,338
Humana Inc.	98,361	26,095,173
InfuSystem Holdings Inc.(a)(b)	12,680	54,524
Interpace Diagnostics Group Inc.(a)	271	197
Joint Corp. (The)(a)(b)	6,174	112,367
Laboratory Corp. of America Holdings(a)	70,916	12,261,376
LHC Group Inc.(a)(b)	20,391	2,438,356
Magellan Health Inc.(a)	13,459	999,062
McKesson Corp.	136,736	18,375,951
MEDNAX Inc.(a)	64,321	1,622,819
Molina Healthcare Inc.(a)	44,222	6,329,937
National HealthCare Corp.	6,805	552,226
National Research Corp.	6,551	377,272
Owens & Minor Inc.	2,672	8,550
Patterson Companies Inc.	64,792	1,483,737
PetIQ Inc.(a)(b)	14,538	479,173
Premier Inc., Class A(a)(b)	38,550	1,507,691
Providence Service Corp. (The)(a)	7,118	408,146
Psychemedics Corp.	5,581	56,312
Quest Diagnostics Inc.	97,882	9,965,366
Quorum Health Corp.(a)(b)	19,573	27,206
R1 RCM Inc.(a)	48,255	607,048
RadNet Inc.(a)	20,080	276,903
Regional Health Properties Inc.(a)(b)	885	1,531
Select Medical Holdings Corp.(a)	72,883	1,156,653
Sharps Compliance Corp.(a)	7,018	24,984
Surgery Partners Inc.(a)	24,813	201,978
Tenet Healthcare Corp.(a)	62,112	1,283,234
Tivity Health Inc.(a)	40,388	663,979
Triple-S Management Corp., Class B(a)	18,347	437,576
U.S. Physical Therapy Inc.	7,094	869,512
UnitedHealth Group Inc.	685,288	167,217,125
Universal Health Services Inc., Class B	60,198	7,849,217
WellCare Health Plans Inc.(a)	36,117	10,295,873

		523,886,048

Health Care Technology — 0.2%
Allscripts Healthcare Solutions Inc.(a)	128,195	1,490,908
Castlight Health Inc., Class B(a)(b)	26,476	85,517
Cerner Corp.	233,551	17,119,288
Computer Programs & Systems Inc.	6,563	182,386
Evolent Health Inc., Class A(a)(b)	60,014	477,111
HealthStream Inc.(a)	18,412	476,134
HMS Holdings Corp.(a)	57,836	1,873,308
HTG Molecular Diagnostics Inc.(a)(b)	5,574	9,253
Icad Inc.(a)(b)	7,248	46,170
Inovalon Holdings Inc., Class A(a)(b)	45,241	656,447
Inspire Medical Systems Inc.(a)(b)	8,528	517,223
Medidata Solutions Inc.(a)	44,331	4,012,399
Micron Solutions Inc.(a)	620	1,519
NextGen Healthcare Inc.(a)	31,357	624,004
Omnicell Inc.(a)	30,303	2,606,967
OptimizeRx Corp.(a)(b)	27,230	441,126
Simulations Plus Inc.	6,546	186,954
Streamline Health Solutions Inc.(a)	13,711	20,704
Tabula Rasa HealthCare Inc.(a)(b)	11,687	583,532
Teladoc Health Inc.(a)(b)	46,353	3,078,303
Veeva Systems Inc., Class A(a)	91,932	14,903,096

Security	Shares	Value

Health Care Technology (continued)
Vocera Communications Inc.(a)(b)	18,393	$587,105

		49,979,454

Hotels, Restaurants & Leisure — 2.1%
Aramark	180,205	6,498,192
Ark Restaurants Corp.	295	6,033
Biglari Holdings Inc., Class A(a)(b)	19	10,080
Biglari Holdings Inc., Class B, NVS(a)(b)	199	20,668
BJ’s Restaurants Inc.	18,400	808,496
Bloomin’ Brands Inc.	62,240	1,176,958
Bowl America Inc., Class A	686	10,907
Boyd Gaming Corp.	56,042	1,509,771
Brinker International Inc.	23,335	918,232
Caesars Entertainment Corp.(a)(b)	429,757	5,079,728
Canterbury Park Holding Corp.	598	7,379
Carnival Corp.	288,148	13,413,289
Carrols Restaurant Group Inc.(a)(b)	24,840	224,305
Century Casinos Inc.(a)(b)	13,448	130,446
Chanticleer Holdings Inc.(a)	1,017	1,119
Cheesecake Factory Inc. (The)	31,782	1,389,509
Chipotle Mexican Grill Inc.(a)	17,491	12,818,804
Choice Hotels International Inc.	25,310	2,202,223
Churchill Downs Inc.	25,842	2,973,639
Chuy’s Holdings Inc.(a)	12,523	287,027
Cracker Barrel Old Country Store Inc.	18,326	3,128,798
Darden Restaurants Inc.	89,403	10,883,027
Dave & Buster’s Entertainment Inc.	24,425	988,480
Del Frisco’s Restaurant Group Inc.(a)(b)	42,502	338,316
Del Taco Restaurants Inc.(a)(b)	18,960	243,067
Denny’s Corp.(a)(b)	56,855	1,167,233
Dine Brands Global Inc.	12,533	1,196,526
Diversified Restaurant Holdings Inc.(a)(b)	7,246	5,362
Domino’s Pizza Inc.	29,292	8,151,378
Dover Motorsports Inc.	12,558	26,121
Drive Shack Inc.(a)(b)	33,166	155,549
Dunkin’ Brands Group Inc.	57,252	4,560,694
El Pollo Loco Holdings Inc.(a)(b)	13,124	139,902
Eldorado Resorts Inc.(a)(b)	43,593	2,008,329
Empire Resorts Inc.(a)	635	6,096
Everi Holdings Inc.(a)	45,091	537,936
Extended Stay America Inc.	140,267	2,369,110
Famous Dave’s of America Inc.(a)	6,527	28,784
Fiesta Restaurant Group Inc.(a)(b)	25,141	330,353
Flanigan’s Enterprises Inc.(b)	198	4,554
Full House Resorts Inc.(a)	4,630	8,658
Golden Entertainment Inc.(a)	27,157	380,198
Good Times Restaurants Inc.(a)	7,023	12,360
Habit Restaurants Inc. (The), Class A(a)(b)	7,018	73,619
Hilton Grand Vacations Inc.(a)(b)	71,568	2,277,294
Hilton Worldwide Holdings Inc.	212,491	20,768,870
Hyatt Hotels Corp., Class A	30,893	2,351,884
Inspired Entertainment Inc.(a)(b)	59,418	501,488
International Speedway Corp., Class A	17,420	781,984
J Alexander’s Holdings Inc.(a)(b)	12,050	135,321
Jack in the Box Inc.	18,079	1,471,450
Las Vegas Sands Corp.	264,301	15,617,546
Lindblad Expeditions Holdings Inc.(a)(b)	12,733	228,557
Luby’s Inc.(a)	13,420	14,494
Marriott International Inc./MD, Class A	202,357	28,388,664
Marriott Vacations Worldwide Corp.	26,766	2,580,242
McDonald’s Corp.	550,504	114,317,661

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
MGM Resorts International	364,081	$10,401,794
Monarch Casino & Resort Inc.(a)	6,328	270,459
Nathan’s Famous Inc.	709	55,387
Noodles & Co.(a)(b)	13,110	103,307
Norwegian Cruise Line Holdings Ltd.(a)	155,422	8,335,282
ONE Group Hospitality Inc. (The)(a)(b)	12,105	38,736
Papa John’s International Inc.	19,296	862,917
Peak Resorts Inc.	7,034	33,411
Penn National Gaming Inc.(a)	83,975	1,617,358
Planet Fitness Inc., Class A(a)(b)	59,779	4,330,391
Playa Hotels & Resorts NV(a)(b)	52,060	401,383
PlayAGS Inc.(a)	16,746	325,710
Potbelly Corp.(a)(b)	18,420	93,758
Rave Restaurant Group Inc.(a)(b)	3,285	10,118
RCI Hospitality Holdings Inc.	6,532	114,375
Red Lion Hotels Corp.(a)(b)	13,035	92,679
Red Robin Gourmet Burgers Inc.(a)	13,400	409,638
Red Rock Resorts Inc., Class A	46,602	1,001,011
Royal Caribbean Cruises Ltd.	124,929	15,142,644
Ruth’s Hospitality Group Inc.	24,982	567,341
Scientific Games Corp./DE, Class A(a)	40,780	808,260
SeaWorld Entertainment Inc.(a)	45,020	1,395,620
Shake Shack Inc., Class A(a)	18,178	1,312,452
Six Flags Entertainment Corp.	52,723	2,619,279
Speedway Motorsports Inc.	6,704	124,359
Starbucks Corp.	873,399	73,217,038
Texas Roadhouse Inc.	46,204	2,479,769
Town Sports International Holdings Inc.(a)(b)	19,090	41,425
Twin River Worldwide Holdings Inc.(a)(b)	15,216	452,676
Vail Resorts Inc.	29,208	6,518,641
Wendy’s Co. (The)	147,615	2,890,302
Wingstop Inc.	20,167	1,910,823
Wyndham Destinations Inc.	65,965	2,895,863
Wyndham Hotels & Resorts Inc.	65,611	3,657,157
Wynn Resorts Ltd.	70,215	8,705,958
Yum! Brands Inc.	219,858	24,331,685

		453,235,716

Household Durables — 0.5%
Bassett Furniture Industries Inc.	13,625	207,781
Beazer Homes USA Inc.(a)(b)	18,956	182,167
Cavco Industries Inc.(a)	6,248	984,310
Century Communities Inc.(a)(b)	12,699	337,539
Comstock Holding Companies Inc.(a)	285	755
CSS Industries Inc.	6,318	30,832
CTI Industries Corp.(a)	230	741
Dixie Group Inc. (The)(a)(b)	12,000	6,960
DR Horton Inc.	248,328	10,710,387
Emerson Radio Corp.(a)(b)	12,894	13,281
Ethan Allen Interiors Inc.	12,086	254,531
Flexsteel Industries Inc.	13	222
Garmin Ltd.	88,319	7,047,856
GoPro Inc., Class A(a)	71,170	388,588
Green Brick Partners Inc.(a)(b)	19,037	158,197
Hamilton Beach Brands Holding Co., Class A	28	533
Helen of Troy Ltd.(a)	19,195	2,506,675
Hooker Furniture Corp.	7,110	146,608
Hovnanian Enterprises Inc., Class A(a)(b)	3,633	27,611
Installed Building Products Inc.(a)(b)	17,272	1,022,848
iRobot Corp.(a)	19,333	1,771,676
KB Home	57,950	1,491,054

Security	Shares	Value

Household Durables (continued)
La-Z-Boy Inc.	32,732	$1,003,563
Legacy Housing Corp.(a)(b)	36,176	450,391
Leggett & Platt Inc.	90,528	3,473,559
Lennar Corp., Class A	209,718	10,162,934
Lennar Corp., Class B	10,817	416,563
LGI Homes Inc.(a)(b)	12,235	873,946
Libbey Inc.(a)	13,480	25,073
Lifetime Brands Inc.	6,704	63,420
Live Ventures Inc.(a)	631	4,385
Lovesac Co. (The)(a)	5,553	172,532
M/I Homes Inc.(a)	18,435	526,135
MDC Holdings Inc.	35,669	1,169,230
Meritage Homes Corp.(a)	25,522	1,310,300
Mohawk Industries Inc.(a)(b)	45,174	6,661,810
New Home Co. Inc. (The)(a)(b)	7,252	27,920
Newell Brands Inc.	278,783	4,298,834
Nova Lifestyle Inc.(a)(b)	12,902	9,031
NVR Inc.(a)	2,352	7,926,828
P&F Industries Inc., Class A	689	5,733
PulteGroup Inc.	189,295	5,985,508
Roku Inc.(a)	58,896	5,334,800
Skyline Champion Corp.(a)	35,908	983,161
Sonos Inc.(a)(b)	6,810	77,225
Taylor Morrison Home Corp.(a)	63,578	1,332,595
Tempur Sealy International Inc.(a)(b)	30,597	2,244,902
Toll Brothers Inc.	96,389	3,529,765
TopBuild Corp.(a)	26,245	2,172,036
TRI Pointe Group Inc.(a)	102,499	1,226,913
Tupperware Brands Corp.	34,581	658,076
Turtle Beach Corp.(a)(b)	2,103	24,311
Universal Electronics Inc.(a)(b)	6,241	256,006
VOXX International Corp.(a)	12,524	52,100
Vuzix Corp.(a)(b)	7,264	29,710
Whirlpool Corp.	46,504	6,620,309
William Lyon Homes, Class A(a)	12,061	219,872
ZAGG Inc.(a)(b)	19,354	134,704

		96,755,332

Household Products — 1.5%
Central Garden & Pet Co.(a)(b)	6,553	176,603
Central Garden & Pet Co., Class A, NVS(a)(b)	31,297	771,158
Church & Dwight Co. Inc.	176,696	12,909,410
Clorox Co. (The)	91,345	13,985,833
Colgate-Palmolive Co.	620,331	44,459,123
Energizer Holdings Inc.	46,970	1,814,921
Kimberly-Clark Corp.	248,622	33,136,340
Ocean Bio-Chem Inc.	728	2,395
Oil-Dri Corp. of America	5,546	188,786
Procter & Gamble Co. (The)	1,807,147	198,153,668
Spectrum Brands Holdings Inc.	32,505	1,747,794
WD-40 Co.	9,127	1,451,558

		308,797,589

Independent Power and Renewable Electricity Producers — 0.1%
AES Corp./VA	483,277	8,099,723
Clearway Energy Inc., Class A	24,932	403,400
Clearway Energy Inc., Class C	49,920	841,651
NRG Energy Inc.	202,529	7,112,819
Ormat Technologies Inc.	37,363	2,368,441
Pattern Energy Group Inc., Class A	64,226	1,482,978
TerraForm Power Inc., Class A	46,028	658,200

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Independent Power and Renewable Electricity Producers (continued)
Vistra Energy Corp.	283,482	$6,418,032

		27,385,244

Industrial Conglomerates — 1.2%
3M Co.	414,242	71,804,708
Carlisle Companies Inc.	41,074	5,767,200
General Electric Co.	6,263,568	65,767,464
Honeywell International Inc.	527,064	92,020,104
Raven Industries Inc.	25,576	917,667
Roper Technologies Inc.	74,719	27,366,581

		263,643,724

Insurance — 2.8%
1347 Property Insurance Holdings Inc.(a)	5,623	27,834
Aflac Inc.	543,642	29,797,018
Alleghany Corp.(a)	10,856	7,394,130
Allstate Corp. (The)	241,175	24,525,086
Ambac Financial Group Inc.(a)	30,295	510,471
American Equity Investment Life Holding Co.	60,670	1,647,797
American Financial Group Inc./OH	49,657	5,088,353
American International Group Inc.	627,746	33,446,307
American National Insurance Co.	6,397	745,059
AMERISAFE Inc.	6,027	384,342
Aon PLC	173,419	33,466,399
Arch Capital Group Ltd.(a)(b)	293,955	10,899,851
Argo Group International Holdings Ltd.	27,326	2,023,490
Arthur J Gallagher & Co.	134,040	11,740,564
Assurant Inc.	44,040	4,684,975
Assured Guaranty Ltd.	78,508	3,303,617
Athene Holding Ltd., Class A(a)	95,658	4,119,033
Atlantic American Corp.	749	1,783
Atlas Financial Holdings Inc.(a)(b)	6,577	4,770
Axis Capital Holdings Ltd.	64,901	3,871,345
Blue Capital Reinsurance Holdings Ltd.	5,670	37,365
Brighthouse Financial Inc.(a)(b)	79,605	2,920,707
Brown & Brown Inc.	169,779	5,687,597
Chubb Ltd.	331,244	48,788,929
Cincinnati Financial Corp.	113,783	11,795,884
Citizens Inc./TX(a)(b)	31,945	233,199
CNA Financial Corp.	19,072	897,719
CNO Financial Group Inc.	118,960	1,984,253
Conifer Holdings Inc.(a)(b)	833	3,324
Crawford & Co., Class A, NVS	12,657	133,278
Crawford & Co., Class B	7,091	66,017
Donegal Group Inc., Class A	6,134	93,666
eHealth Inc.(a)(b)	12,592	1,084,171
EMC Insurance Group Inc.	6,223	224,215
Employers Holdings Inc.	22,421	947,736
Enstar Group Ltd.(a)	10,833	1,887,975
Erie Indemnity Co., Class A, NVS	14,615	3,716,302
Everest Re Group Ltd.	29,939	7,400,322
FBL Financial Group Inc., Class A	11,400	727,320
FedNat Holding Co.	7,190	102,601
Fidelity National Financial Inc.	200,353	8,074,226
First American Financial Corp.	76,852	4,126,952
Genworth Financial Inc., Class A(a)	349,141	1,295,313
Global Indemnity Ltd.	6,317	195,574
Goosehead Insurance Inc., Class A	7,309	349,370
Greenlight Capital Re Ltd., Class A(a)	19,876	168,747
Hallmark Financial Services Inc.(a)(b)	11,962	170,219
Hanover Insurance Group Inc. (The)	31,614	4,056,076

Security	Shares	Value

Insurance (continued)
Hartford Financial Services Group Inc. (The)	263,305	$14,671,355
HCI Group Inc.	5,344	216,272
Health Insurance Innovations Inc., Class A(a)(b)	6,244	161,844
Heritage Insurance Holdings Inc.	18,469	284,607
Horace Mann Educators Corp.	20,343	819,619
Independence Holding Co.	6,135	237,547
Investors Title Co.	321	53,607
James River Group Holdings Ltd.	17,615	826,144
Kemper Corp.	44,888	3,873,386
Kingstone Companies Inc.	5,628	48,682
Kinsale Capital Group Inc.	13,676	1,251,080
Lincoln National Corp.	150,897	9,725,312
Loews Corp.	199,969	10,932,305
Maiden Holdings Ltd.	15,536	9,943
Markel Corp.(a)	10,268	11,188,013
Marsh & McLennan Companies Inc.	364,280	36,336,930
MBIA Inc.(a)(b)	50,850	473,414
Mercury General Corp.	21,391	1,336,938
MetLife Inc.	691,621	34,352,815
National General Holdings Corp.	39,031	895,371
National Security Group Inc. (The)	249	2,988
National Western Life Group Inc., Class A	423	108,711
NI Holdings Inc.(a)(b)	26,854	472,899
Old Republic International Corp.	212,011	4,744,806
Primerica Inc.	30,438	3,651,038
Principal Financial Group Inc.	185,982	10,772,077
ProAssurance Corp.	36,192	1,306,893
Progressive Corp. (The)	421,663	33,703,524
Protective Insurance Corp., Class A	175	2,888
Protective Insurance Corp., Class B	6,262	108,771
Prudential Financial Inc.	295,024	29,797,424
Reinsurance Group of America Inc.	44,208	6,897,774
RenaissanceRe Holdings Ltd.	30,302	5,394,059
RLI Corp.	26,521	2,273,115
Safety Insurance Group Inc.	10,516	1,000,387
Selective Insurance Group Inc.	38,188	2,859,899
State Auto Financial Corp.	12,043	421,505
Stewart Information Services Corp.	16,242	657,639
Third Point Reinsurance Ltd.(a)	32,042	330,673
Tiptree Inc.	24,771	156,057
Torchmark Corp.	76,424	6,836,891
Travelers Companies Inc. (The)	191,655	28,656,256
Trupanion Inc.(a)(b)	18,648	673,752
Unico American Corp.(a)(b)	619	3,807
United Fire Group Inc.	13,059	632,839
United Insurance Holdings Corp.	7,676	109,460
Universal Insurance Holdings Inc.	19,661	548,542
Unum Group	154,922	5,197,633
White Mountains Insurance Group Ltd.(b)	2,302	2,351,401
Willis Towers Watson PLC	91,391	17,505,032
WR Berkley Corp.	103,908	6,850,654

		586,575,859

Interactive Media & Services — 4.1%
Alphabet Inc., Class A(a)	215,723	233,584,864
Alphabet Inc., Class C, NVS(a)	221,558	239,484,258
ANGI Homeservices Inc., Class A(a)(b)	40,051	521,064
AutoWeb Inc.(a)	4,808	17,068
Care.com Inc.(a)(b)	26,177	287,424
Cargurus Inc.(a)(b)	26,384	952,726
Cars.com Inc.(a)(b)	50,861	1,002,979

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Interactive Media & Services (continued)
DHI Group Inc.(a)(b)	26,505	$94,623
Eventbrite Inc., Class A(a)(b)	17,738	287,356
Facebook Inc., Class A(a)	1,730,821	334,048,453
IAC/InterActiveCorp.(a)	56,105	12,204,521
IZEA Worldwide Inc.(a)(b)	5,983	3,066
Liberty TripAdvisor Holdings Inc., Class A(a)(b)	50,339	624,204
Match Group Inc.	39,179	2,635,571
Meet Group Inc. (The)(a)	40,440	140,731
Pinterest Inc., Class A(a)	62,081	1,689,845
QuinStreet Inc.(a)	25,352	401,829
Snap Inc., Class A, NVS(a)(b)	540,637	7,731,109
Travelzoo(a)(b)	6,108	94,308
TripAdvisor Inc.(a)	74,853	3,464,945
TrueCar Inc.(a)	57,835	315,779
Twitter Inc.(a)	525,929	18,354,922
Yelp Inc.(a)	52,180	1,783,512
Zedge Inc., Class B(a)	5,685	9,380
Zillow Group Inc., Class A(a)(b)	31,736	1,452,239
Zillow Group Inc., Class C, NVS(a)(b)	84,941	3,940,413

		865,127,189

Internet & Direct Marketing Retail — 3.2%
1-800-Flowers.com Inc., Class A(a)(b)	12,138	229,165
Amazon.com Inc.(a)	297,930	564,169,186
Blue Apron Holdings Inc.(a)(b)	28,613	193,424
Booking Holdings Inc.(a)	31,219	58,526,571
Duluth Holdings Inc., Class B(a)(b)	14,462	196,539
eBay Inc.	590,757	23,334,901
Etsy Inc.(a)(b)	86,640	5,317,097
EVINE Live Inc.(a)(b)	22,974	9,945
Expedia Group Inc.	85,224	11,337,349
Groupon Inc.(a)(b)	293,818	1,051,868
GrubHub Inc.(a)(b)	63,290	4,935,987
Lands’ End Inc.(a)(b)	12,557	153,447
Leaf Group Ltd.(a)(b)	7,269	53,863
Liberty Expedia Holdings Inc., Class A(a)	39,477	1,886,606
Liquidity Services Inc.(a)	18,796	114,468
Overstock.com Inc.(a)(b)	23,436	318,730
PetMed Express Inc.(b)	17,365	272,110
Quotient Technology Inc.(a)(b)	44,419	477,060
Qurate Retail Inc.(a)	300,586	3,724,261
Remark Holdings Inc.(a)(b)	12,039	10,233
Rubicon Project Inc. (The)(a)(b)	13,483	85,752
Shutterfly Inc.(a)	23,865	1,206,376
Shutterstock Inc.	12,918	506,256
Stamps.com Inc.(a)	12,662	573,209
Stitch Fix Inc., Class A(a)	16,752	535,896
U.S. Auto Parts Network Inc.(a)(b)	12,514	15,643
Waitr Holdings Inc.(a)(b)	32,422	203,934
Wayfair Inc., Class A(a)(b)	45,289	6,612,194

		686,052,070

IT Services — 5.2%
Accenture PLC, Class A	459,313	84,867,263
Akamai Technologies Inc.(a)	115,883	9,286,864
ALJ Regional Holdings Inc.(a)(b)	7,291	11,301
Alliance Data Systems Corp.	32,071	4,494,109
Automatic Data Processing Inc.	313,740	51,870,634
Black Knight Inc.(a)	104,173	6,266,006
Booz Allen Hamilton Holding Corp.	99,759	6,605,043
Brightcove Inc.(a)	24,820	256,391

Security	Shares	Value

IT Services (continued)
Broadridge Financial Solutions Inc.	82,707	$10,560,030
CACI International Inc., Class A(a)	18,501	3,785,120
Carbonite Inc.(a)(b)	20,270	527,831
Cardtronics PLC, Class A(a)	31,571	862,520
Cass Information Systems Inc.	7,895	382,750
Cognizant Technology Solutions Corp., Class A	414,708	26,288,340
Computer Task Group Inc.(a)	11,992	48,088
Conduent Inc.(a)(b)	126,405	1,212,224
CoreLogic Inc.(a)(b)	51,995	2,174,951
CSG Systems International Inc.	20,100	981,483
CSP Inc.	681	10,385
DXC Technology Co.	192,386	10,610,088
Endurance International Group Holdings Inc.(a)(b)	44,216	212,237
EPAM Systems Inc.(a)	36,704	6,353,462
Euronet Worldwide Inc.(a)	36,482	6,137,732
EVERTEC Inc.	44,542	1,456,523
Evo Payments Inc., Class A(a)(b)	17,250	543,893
Exela Technologies Inc.(a)(b)	104,968	229,880
ExlService Holdings Inc.(a)(b)	24,903	1,646,835
Fidelity National Information Services Inc.	232,369	28,507,029
First Data Corp., Class A(a)	404,096	10,938,879
Fiserv Inc.(a)(b)	281,946	25,702,197
FleetCor Technologies Inc.(a)	62,244	17,481,227
Gartner Inc.(a)(b)	64,485	10,378,216
Genpact Ltd.	108,904	4,148,153
Global Payments Inc.	113,762	18,216,709
GoDaddy Inc., Class A(a)	121,533	8,525,540
GreenSky Inc., Class A(a)(b)	33,304	409,306
GTT Communications Inc.(a)(b)	20,454	359,990
Hackett Group Inc. (The)	18,506	310,716
I3 Verticals Inc., Class A(a)	6,303	185,623
Information Services Group Inc.(a)(b)	19,975	63,121
Innodata Inc.(a)	19,004	17,104
Inpixon(a)(b)	2	1
Internap Corp.(a)(b)	8,428	25,368
International Business Machines Corp.	640,191	88,282,339
International Money Express Inc.(a)(b)	35,960	507,036
Jack Henry & Associates Inc.	55,957	7,493,761
KBR Inc.	96,758	2,413,145
Leidos Holdings Inc.	103,612	8,273,418
Limelight Networks Inc.(a)(b)	44,818	121,009
LiveRamp Holdings Inc.(a)	51,868	2,514,561
ManTech International Corp./VA, Class A	18,429	1,213,550
Marathon Patent Group Inc.(a)(b)	302	873
Mastercard Inc., Class A	650,310	172,026,504
MAXIMUS Inc.	44,758	3,246,745
MoneyGram International Inc.(a)(b)	19,426	47,982
MongoDB Inc.(a)(b)	23,529	3,578,526
NIC Inc.	39,328	630,821
Okta Inc.(a)(b)	75,063	9,271,031
Paychex Inc.	229,963	18,923,655
PayPal Holdings Inc.(a)	843,955	96,599,089
Paysign Inc.(a)	51,926	694,251
Perficient Inc.(a)	25,345	869,840
Perspecta Inc.	100,445	2,351,418
PFSweb Inc.(a)(b)	11,955	48,418
Presidio Inc.	26,726	365,344
PRGX Global Inc.(a)	18,504	124,347
Sabre Corp.	202,966	4,505,845
Science Applications International Corp.	38,156	3,302,783

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

IT Services (continued)
ServiceSource International Inc.(a)(b)	38,673	$36,739
Square Inc., Class A(a)(b)	227,361	16,490,493
StarTek Inc.(a)(b)	7,060	57,680
Steel Connect Inc.(a)(b)	31,973	58,191
Switch Inc., Class A(b)	30,451	398,604
Sykes Enterprises Inc.(a)(b)	25,789	708,166
Total System Services Inc.	117,512	15,073,264
TTEC Holdings Inc.	12,221	569,376
Twilio Inc., Class A(a)(b)	84,196	11,480,125
Unisys Corp.(a)(b)	32,705	317,893
USA Technologies Inc.(a)(b)	53,707	399,043
USIO Inc.(a)	908	3,142
VeriSign Inc.(a)	77,019	16,109,294
Verra Mobility Corp.(a)(b)	63,181	827,039
Virtusa Corp.(a)	19,070	847,280
Visa Inc., Class A	1,253,980	217,628,229
Western Union Co. (The)	318,402	6,333,016
WEX Inc.(a)	30,401	6,326,448
WidePoint Corp.(a)	52,036	21,751
Worldpay Inc., Class A(a)	223,849	27,432,695

		1,111,475,921

Leisure Products — 0.1%
Acushnet Holdings Corp.	30,075	789,769
American Outdoor Brands Corp.(a)	37,923	341,686
Brunswick Corp./DE	62,262	2,857,203
Callaway Golf Co.	64,291	1,103,233
Clarus Corp.	17,213	248,556
Escalade Inc.	6,406	73,477
Hasbro Inc.	84,057	8,883,144
JAKKS Pacific Inc.(a)(b)	12,156	8,509
Johnson Outdoors Inc., Class A	5,708	425,646
Malibu Boats Inc., Class A(a)(b)	12,742	495,027
Marine Products Corp.	1,322	20,412
MasterCraft Boat Holdings Inc.(a)(b)	13,209	258,764
Mattel Inc.(a)(b)	249,224	2,793,801
Nautilus Inc.(a)(b)	19,294	42,640
Polaris Industries Inc.	41,012	3,741,525
Sturm Ruger & Co. Inc.	10,194	555,369
Summer Infant Inc.(a)(b)	7,098	3,549
Vista Outdoor Inc.(a)	49,449	439,107
YETI Holdings Inc.(a)(b)	23,763	687,939

		23,769,356

Life Sciences Tools & Services — 1.1%
Accelerate Diagnostics Inc.(a)(b)	19,998	457,554
Agilent Technologies Inc.	230,270	17,194,261
Avantor Inc.(a)	150,494	2,872,930
Bioanalytical Systems Inc.(a)(b)	5,712	11,253
Bio-Rad Laboratories Inc., Class A(a)	14,354	4,486,917
Bio-Techne Corp.	26,666	5,559,594
Bruker Corp.	76,725	3,832,414
Cambrex Corp.(a)	25,183	1,178,816
Charles River Laboratories International Inc.(a)	33,025	4,686,248
ChromaDex Corp.(a)(b)	12,471	57,990
Codexis Inc.(a)(b)	30,340	559,166
Fluidigm Corp.(a)	24,265	298,945
Harvard Bioscience Inc.(a)(b)	77,686	155,372
Illumina Inc.(a)	106,526	39,217,547
IQVIA Holdings Inc.(a)(b)	111,407	17,925,386
Luminex Corp.	34,364	709,273

Security	Shares	Value

Life Sciences Tools & Services (continued)
Medpace Holdings Inc.(a)	16,971	$1,110,243
Mettler-Toledo International Inc.(a)(b)	17,924	15,056,160
NanoString Technologies Inc.(a)	16,673	506,026
NeoGenomics Inc.(a)	72,751	1,596,157
Pacific Biosciences of California Inc.(a)(b)	96,808	585,688
PerkinElmer Inc.(b)	80,195	7,725,986
PRA Health Sciences Inc.(a)	40,610	4,026,482
Quanterix Corp.(a)	7,058	238,490
Syneos Health Inc.(a)(b)	44,091	2,252,609
Thermo Fisher Scientific Inc.	289,794	85,106,702
Waters Corp.(a)	51,651	11,117,361

		228,525,570

Machinery — 2.0%
Actuant Corp., Class A	38,629	958,385
AGCO Corp.	45,688	3,544,018
Alamo Group Inc.	5,660	565,604
Albany International Corp., Class A	19,292	1,599,500
Allison Transmission Holdings Inc.	91,032	4,219,333
Altra Industrial Motion Corp.	43,563	1,563,040
ARC Group Worldwide Inc.(a)(b)	6,135	2,761
Art’s-Way Manufacturing Co. Inc.(a)	304	614
Astec Industries Inc.	12,410	404,070
Barnes Group Inc.	32,906	1,853,924
Blue Bird Corp.(a)(b)	23,555	463,798
Briggs & Stratton Corp.	31,361	321,137
Caterpillar Inc.	413,697	56,382,764
Chart Industries Inc.(a)	24,566	1,888,634
Chicago Rivet & Machine Co.	125	3,561
CIRCOR International Inc.(a)	12,512	575,552
Colfax Corp.(a)(b)	74,533	2,089,160
Columbus McKinnon Corp./NY	13,023	546,575
Commercial Vehicle Group Inc.(a)	18,948	151,963
Crane Co.	37,660	3,142,350
Cummins Inc.	105,739	18,117,320
Deere & Co.	229,866	38,091,095
Donaldson Co. Inc.	90,656	4,610,764
Douglas Dynamics Inc.	13,969	555,827
Dover Corp.	104,711	10,492,042
Eastern Co. (The)	5,652	158,369
Energy Recovery Inc.(a)(b)	12,158	126,686
EnPro Industries Inc.	13,515	862,798
ESCO Technologies Inc.	19,127	1,580,273
Evoqua Water Technologies Corp.(a)	39,937	568,703
ExOne Co. (The)(a)	6,550	61,046
Federal Signal Corp.	44,072	1,178,926
Flowserve Corp.	97,707	5,148,182
Fortive Corp.	210,915	17,193,791
Franklin Electric Co. Inc.	25,732	1,222,270
FreightCar America Inc.(a)	7,127	41,835
Gardner Denver Holdings Inc.(a)(b)	87,485	3,026,981
Gates Industrial Corp. PLC(a)(b)	33,340	380,409
Gencor Industries Inc.(a)	6,129	79,677
Gorman-Rupp Co. (The)	12,844	421,669
Graco Inc.	123,328	6,188,599
Graham Corp.	6,542	132,214
Greenbrier Companies Inc. (The)	18,938	575,715
Harsco Corp.(a)	56,745	1,557,083
Helios Technologies Inc.	18,909	877,567
Hillenbrand Inc.	44,527	1,761,933
Hurco Companies Inc.	5,778	205,466

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery (continued)
Hyster-Yale Materials Handling Inc.	6,436	$355,653
IDEX Corp.	55,332	9,524,850
Illinois Tool Works Inc.	217,654	32,824,400
Ingersoll-Rand PLC	174,755	22,136,216
ITT Inc.	63,131	4,133,818
Jason Industries Inc.(a)	12,596	8,187
John Bean Technologies Corp.(b)	22,966	2,781,872
Kadant Inc.	6,788	616,418
Kennametal Inc.	57,128	2,113,165
LB Foster Co., Class A(a)	6,539	178,776
Lincoln Electric Holdings Inc.	44,450	3,659,124
Lindsay Corp.	6,663	547,765
LiqTech International Inc.(a)(b)	4,917	48,727
LS Starrett Co. (The), Class A(a)	5,730	37,933
Lydall Inc.(a)	13,271	268,074
Manitex International Inc.(a)(b)	12,046	73,601
Manitowoc Co. Inc. (The)(a)(b)	30,901	550,038
Meritor Inc.(a)(b)	64,759	1,570,406
Middleby Corp. (The)(a)(b)	40,346	5,474,952
Milacron Holdings Corp.(a)	46,105	636,249
Miller Industries Inc./TN	27,818	855,404
Mueller Industries Inc.	38,056	1,113,899
Mueller Water Products Inc., Class A	114,448	1,123,879
Navistar International Corp.(a)	44,641	1,537,882
NN Inc.	19,045	185,879
Nordson Corp.	38,056	5,377,693
Omega Flex Inc.	5,630	432,440
Oshkosh Corp.	51,481	4,298,149
PACCAR Inc.	250,426	17,945,527
Parker-Hannifin Corp.	92,817	15,779,818
Park-Ohio Holdings Corp.	6,324	206,099
Pentair PLC	113,284	4,214,165
Perma-Pipe International Holdings Inc.(a)(b)	6,098	55,492
Proto Labs Inc.(a)	18,479	2,143,934
RBC Bearings Inc.(a)(b)	18,418	3,072,307
REV Group Inc.	13,194	190,126
Rexnord Corp.(a)(b)	70,281	2,123,892
Snap-on Inc.	40,141	6,648,955
Spartan Motors Inc.	25,033	274,362
SPX Corp.(a)	26,327	869,318
SPX FLOW Inc.(a)	31,337	1,311,767
Standex International Corp.	6,875	502,838
Stanley Black & Decker Inc.	110,570	15,989,528
Taylor Devices Inc.(a)	702	7,518
Tennant Co.	13,922	852,026
Terex Corp.	44,485	1,396,829
Timken Co. (The)	45,661	2,344,236
Titan International Inc.	31,751	155,262
Toro Co. (The)	77,610	5,192,109
TriMas Corp.(a)	31,777	984,134
Trinity Industries Inc.	97,624	2,025,698
Twin Disc Inc.(a)	6,484	97,908
Wabash National Corp.	44,905	730,604
WABCO Holdings Inc.(a)	37,351	4,952,743
Wabtec Corp.	115,825	8,311,602
Watts Water Technologies Inc., Class A	19,201	1,789,149
Welbilt Inc.(a)(b)	95,457	1,594,132
Woodward Inc.	38,311	4,335,273
Xylem Inc./NY	127,736	10,683,839

		414,740,622

Security	Shares	Value

Marine — 0.0%
Eagle Bulk Shipping Inc.(a)(b)	89,029	$466,512
Genco Shipping & Trading Ltd.(a)(b)	13,907	117,375
Kirby Corp.(a)	38,033	3,004,607
Matson Inc.	25,729	999,572
Pangaea Logistics Solutions Ltd.	6,440	21,574

		4,609,640

Media — 1.6%
AH Belo Corp., Class A	13,071	48,232
Altice USA Inc., Class A(a)	82,888	2,018,323
AMC Networks Inc., Class A(a)	31,140	1,696,819
Beasley Broadcast Group Inc., Class A	904	2,911
Boston Omaha Corp., Class A(a)(b)	15,422	357,019
Cable One Inc.	3,758	4,400,580
Cardlytics Inc.(a)(b)	9,774	253,928
CBS Corp., Class A	6,154	307,946
CBS Corp., Class B, NVS	252,635	12,606,486
Central European Media Enterprises Ltd., Class A(a)(b)	51,353	223,899
Charter Communications Inc., Class A(a)(b)	124,782	49,311,351
Clear Channel Outdoor Holdings Inc.(a)	25,024	118,113
Comcast Corp., Class A	3,263,170	137,966,828
comScore Inc.(a)(b)	33,441	172,556
Daily Journal Corp.(a)(b)	181	43,078
Discovery Inc., Class A(a)(b)	113,893	3,496,515
Discovery Inc., Class C, NVS(a)(b)	256,607	7,300,469
DISH Network Corp., Class A(a)	166,705	6,403,139
Emerald Expositions Events Inc.	32,817	365,910
Emmis Communications Corp., Class A(a)(b)	6,208	29,488
Entercom Communications Corp., Class A	68,171	395,392
Entravision Communications Corp., Class A	38,496	120,107
EW Scripps Co. (The), Class A, NVS	37,727	576,846
Fluent Inc.(a)(b)	69,329	372,990
Fox Corp., Class A(a)	258,185	9,459,898
Fox Corp., Class B(a)	114,566	4,185,096
Gannett Co. Inc.	77,196	629,919
Gray Television Inc.(a)	59,686	978,254
Harte-Hanks Inc.(a)	2,073	4,561
Hemisphere Media Group Inc.(a)	6,564	84,807
Insignia Systems Inc.(a)	7,096	7,451
Interpublic Group of Companies Inc. (The)	280,148	6,328,543
John Wiley & Sons Inc., Class A	31,912	1,463,484
Lee Enterprises Inc.(a)	38,420	86,061
Liberty Broadband Corp., Class A(a)(b)	18,641	1,917,040
Liberty Broadband Corp., Class C, NVS(a)(b)	109,073	11,367,588
Liberty Global PLC, Class A(a)(b)	144,746	3,906,695
Liberty Global PLC, Class C, NVS(a)(b)	376,105	9,978,066
Liberty Latin America Ltd., Class A(a)	37,458	645,401
Liberty Latin America Ltd., Class C, NVS(a)(b)	76,187	1,309,655
Liberty Media Corp.-Liberty SiriusXM, Class A(a)	55,209	2,087,452
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(a)	109,950	4,175,901
Loral Space & Communications Inc.(a)	22,908	790,555
Marchex Inc., Class B(a)	19,287	90,649
McClatchy Co. (The), Class A(a)(b)	5,722	14,934
Meredith Corp.	26,817	1,476,544
MSG Networks Inc., Class A(a)	51,158	1,061,017
National CineMedia Inc.	63,806	418,567
New Media Investment Group Inc.	38,610	364,478
New York Times Co. (The), Class A	106,692	3,480,293
News Corp., Class A, NVS	267,874	3,613,620

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Media (continued)
News Corp., Class B	82,108	$1,146,228
Nexstar Media Group Inc., Class A	32,724	3,305,124
Omnicom Group Inc.	159,986	13,110,853
Saga Communications Inc., Class A	5,536	172,945
Salem Media Group Inc.	7,188	17,467
Scholastic Corp., NVS	19,003	631,660
Sinclair Broadcast Group Inc., Class A	46,684	2,503,663
Sirius XM Holdings Inc.	1,183,821	6,605,721
SPAR Group Inc.(a)(b)	5,740	3,674
TechTarget Inc.(a)(b)	12,655	268,919
TEGNA Inc.	152,583	2,311,632
Townsquare Media Inc., Class A	6,572	35,357
Tribune Media Co., Class A	56,701	2,620,720
Tribune Publishing Co.	5,173	41,229
Urban One Inc., NVS(a)(b)	19,516	38,251
Urban One Inc., Class A(a)	233	478
WideOpenWest Inc.(a)(b)	49,719	360,960
Xcel Brands Inc.(a)(b)	315	457

		331,690,792

Metals & Mining — 0.4%
AK Steel Holding Corp.(a)(b)	224,677	532,485
Alcoa Corp.(a)	136,253	3,189,683
Allegheny Technologies Inc.(a)(b)	85,246	2,148,199
Ampco-Pittsburgh Corp.(a)(b)	6,326	25,494
Carpenter Technology Corp.	32,298	1,549,658
Century Aluminum Co.(a)(b)	39,421	272,399
Cleveland-Cliffs Inc.	199,610	2,129,839
Coeur Mining Inc.(a)(b)	151,629	658,070
Commercial Metals Co.	77,586	1,384,910
Compass Minerals International Inc.	26,014	1,429,469
Comstock Mining Inc.(a)(b)	18,211	3,460
Freeport-McMoRan Inc.	1,032,157	11,983,343
Friedman Industries Inc.	6,135	42,700
General Moly Inc.(a)	70,188	24,566
Global Brass & Copper Holdings Inc.	18,154	793,875
Gold Resource Corp.	38,459	129,991
Golden Minerals Co.(a)(b)	64,814	18,342
Haynes International Inc.	7,097	225,756
Hecla Mining Co.	415,186	747,335
Kaiser Aluminum Corp.	13,502	1,317,930
Materion Corp.	12,885	873,732
McEwen Mining Inc.(b)	76,719	134,258
Newmont Goldcorp Corp.	592,764	22,803,631
Nucor Corp.	215,198	11,857,410
Olympic Steel Inc.(b)	6,419	87,619
Paramount Gold Nevada Corp.(a)(b)	5,784	4,514
Reliance Steel & Aluminum Co.	51,552	4,877,850
Royal Gold Inc.	47,266	4,844,292
Ryerson Holding Corp.(a)	12,080	100,626
Schnitzer Steel Industries Inc., Class A	19,046	498,434
Solitario Zinc Corp.(a)(b)	25,392	8,133
Steel Dynamics Inc.	166,810	5,037,662
SunCoke Energy Inc.(a)	44,784	397,682
Synalloy Corp.	6,494	101,436
TimkenSteel Corp.(a)	25,767	209,486
U.S. Antimony Corp.(a)(b)	50,590	28,330
U.S. Steel Corp.	129,161	1,977,455
Universal Stainless & Alloy Products Inc.(a)(b)	6,133	98,128
Warrior Met Coal Inc.	27,201	710,490

Security	Shares	Value

Metals & Mining (continued)
Worthington Industries Inc.	31,917	$1,284,979

		84,543,651

Mortgage Real Estate Investment — 0.2%
AG Mortgage Investment Trust Inc.	12,191	193,837
AGNC Investment Corp.	383,958	6,458,174
Annaly Capital Management Inc.	1,047,400	9,562,762
Anworth Mortgage Asset Corp.	44,513	168,704
Apollo Commercial Real Estate Finance Inc.	101,798	1,872,065
Arbor Realty Trust Inc.	55,686	674,914
Ares Commercial Real Estate Corp.	17,947	266,692
ARMOUR Residential REIT Inc.	42,363	789,646
Blackstone Mortgage Trust Inc., Class A	82,514	2,935,848
Capstead Mortgage Corp.	44,211	369,162
Cherry Hill Mortgage Investment Corp.	5,762	92,192
Chimera Investment Corp.	133,915	2,526,976
Colony Credit Real Estate Inc.	59,027	914,919
Dynex Capital Inc.	10,745	179,979
Ellington Residential Mortgage REIT	5,780	62,193
Exantas Capital Corp.	18,420	208,330
Granite Point Mortgage Trust Inc.	44,916	861,938
Great Ajax Corp.	12,512	175,168
Hunt Companies Finance Trust Inc.	11,742	40,040
Invesco Mortgage Capital Inc.	94,504	1,523,405
KKR Real Estate Finance Trust Inc.	19,920	396,806
Ladder Capital Corp.	67,506	1,121,275
Manhattan Bridge Capital Inc.	879	5,626
MFA Financial Inc.	397,996	2,857,611
New Residential Investment Corp.	284,255	4,374,685
New York Mortgage Trust Inc.	132,156	819,367
Orchid Island Capital Inc.	129,349	822,660
PennyMac Mortgage Investment Trust(d)	43,596	951,701
Ready Capital Corp.	11,546	172,035
Redwood Trust Inc.	66,684	1,102,287
Starwood Property Trust Inc.	197,714	4,492,062
TPG RE Finance Trust Inc.	49,170	948,489
Two Harbors Investment Corp.	185,705	2,352,882
Western Asset Mortgage Capital Corp.	20,980	209,380

		50,503,810

Multi-Utilities — 1.0%
Ameren Corp.	178,855	13,433,799
Avista Corp.	51,017	2,275,358
Black Hills Corp.	37,597	2,938,957
CenterPoint Energy Inc.	358,801	10,272,473
CMS Energy Corp.	200,393	11,604,759
Consolidated Edison Inc.	230,866	20,242,331
Dominion Energy Inc.	573,585	44,349,592
DTE Energy Co.	132,021	16,882,845
MDU Resources Group Inc.	134,622	3,473,248
NiSource Inc.	268,523	7,733,462
NorthWestern Corp.	40,819	2,945,091
Public Service Enterprise Group Inc.	362,281	21,309,368
Sempra Energy	197,497	27,143,988
Unitil Corp.	7,177	429,831
WEC Energy Group Inc.	225,655	18,812,857

		203,847,959

Multiline Retail — 0.5%
Big Lots Inc.	27,531	787,662
Dillard’s Inc., Class A(b)	14,150	881,262
Dollar General Corp.	190,211	25,708,919

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Multiline Retail (continued)
Dollar Tree Inc.(a)	172,562	$18,531,433
Fred’s Inc., Class A(a)(b)	13,566	6,669
JC Penney Co. Inc.(a)(b)	233,583	266,285
Kohl’s Corp.	119,843	5,698,535
Macy’s Inc.	219,602	4,712,659
Nordstrom Inc.	81,289	2,589,867
Ollie’s Bargain Outlet Holdings Inc.(a)(b)	36,376	3,168,713
Target Corp.	375,294	32,504,213
Tuesday Morning Corp.(a)(b)	31,775	53,700

		94,909,917

Oil, Gas & Consumable Fuels — 4.2%
Abraxas Petroleum Corp.(a)	224,965	231,714
Adams Resources & Energy Inc.	606	20,774
Aemetis Inc.(a)(b)	7,225	6,141
Alta Mesa Resources Inc., Class A(a)(b)	62,766	9,158
Altus Midstream Co., Class A(a)(b)	65,971	245,412
Anadarko Petroleum Corp.	360,342	25,425,732
Antero Midstream Corp.	164,162	1,881,297
Antero Resources Corp.(a)	159,198	880,365
Apache Corp.	262,681	7,609,869
Approach Resources Inc.(a)(b)	77,394	22,444
Arch Coal Inc., Class A	12,560	1,183,278
Barnwell Industries Inc.(a)	747	844
Berry Petroleum Corp.	25,660	271,996
Bonanza Creek Energy Inc.(a)	6,267	130,855
Cabot Oil & Gas Corp.	304,212	6,984,708
California Resources Corp.(a)(b)	34,529	679,531
Callon Petroleum Co.(a)(b)	142,082	936,320
Camber Energy Inc.(a)	47	7
Carrizo Oil & Gas Inc.(a)(b)	44,813	449,026
Centennial Resource Development Inc./DE, Class A(a)(b)	133,795	1,015,504
Centrus Energy Corp., Class A(a)(b)	5,781	18,846
Chaparral Energy Inc., Class A(a)(b)	83,788	394,641
Cheniere Energy Inc.(a)(b)	157,420	10,775,399
Chesapeake Energy Corp.(a)(b)	748,265	1,459,117
Chevron Corp.	1,372,451	170,787,802
Cimarex Energy Co.	71,853	4,263,038
Clean Energy Fuels Corp.(a)(b)	83,139	221,981
CNX Resources Corp.(a)	142,877	1,044,431
Comstock Resources Inc.(a)(b)	12,674	70,594
Concho Resources Inc.(b)	142,780	14,732,040
ConocoPhillips	817,566	49,871,526
CONSOL Energy Inc.(a)	19,323	514,185
Contango Oil & Gas Co.(a)(b)	58,344	101,519
Continental Resources Inc./OK(a)(b)	55,893	2,352,536
Contura Energy Inc.(a)	2,628	136,393
CVR Energy Inc.	19,062	952,909
Delek U.S. Holdings Inc.	55,895	2,264,865
Denbury Resources Inc.(a)	340,163	421,802
Devon Energy Corp.	292,208	8,333,772
Diamondback Energy Inc.	109,545	11,937,119
Dorian LPG Ltd.(a)	1,941	17,508
Earthstone Energy Inc., Class A(a)(b)	24,751	151,476
EOG Resources Inc.	416,937	38,841,851
EQT Corp.	182,658	2,887,823
Equitrans Midstream Corp.(a)(b)	145,934	2,876,359
Evolution Petroleum Corp.	96,439	689,539
Extraction Oil & Gas Inc.(a)(b)	101,208	438,231
Exxon Mobil Corp.	3,048,318	233,592,608

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Falcon Minerals Corp.(a)	50,492	$424,133
Gevo Inc.(a)(b)	262	516
Goodrich Petroleum Corp.(a)(b)	32,139	417,486
Green Plains Inc.	19,185	206,814
Gulfport Energy Corp.(a)(b)	113,233	555,974
Halcon Resources Corp.(a)	2	—
Hallador Energy Co.	12,681	71,394
Harvest Natural Resources Inc.(a)(c)	8,626	3,019
Hess Corp.	184,392	11,721,799
HighPoint Resources Corp.(a)(b)	83,539	152,041
HollyFrontier Corp.	115,544	5,347,376
Houston American Energy Corp.(a)(b)	26,235	5,334
International Seaways Inc.(a)	26,427	502,113
Isramco Inc.(a)	145	17,183
Jagged Peak Energy Inc.(a)	26,631	220,238
Kinder Morgan Inc./DE	1,398,762	29,206,151
Kosmos Energy Ltd.	133,369	836,224
Laredo Petroleum Inc.(a)(b)	64,859	188,091
Lilis Energy Inc.(a)(b)	267,086	162,922
Lonestar Resources U.S. Inc., Class A(a)(b)	94,671	216,797
Magnolia Oil & Gas Corp., Class A(a)(b)	65,035	753,105
Marathon Oil Corp.	582,983	8,284,188
Marathon Petroleum Corp.	485,267	27,116,720
Matador Resources Co.(a)(b)	62,224	1,237,013
Midstates Petroleum Co. Inc.(a)	50,380	296,738
Montage Resources Corp.(a)(b)	14,259	86,980
Murphy Oil Corp.	109,823	2,707,137
NACCO Industries Inc., Class A	14	727
Noble Energy Inc.	342,003	7,660,867
Northern Oil and Gas Inc.(a)	138,733	267,755
Oasis Petroleum Inc.(a)	155,262	881,888
Occidental Petroleum Corp.	540,535	27,178,100
ONEOK Inc.	298,789	20,559,671
Overseas Shipholding Group Inc., Class A(a)(b)	1,987	3,736
Pacific Ethanol Inc.(a)(b)	39,161	29,958
Panhandle Oil and Gas Inc., Class A	38,290	499,302
Par Pacific Holdings Inc.(a)	29,913	613,815
Parsley Energy Inc., Class A(a)	189,098	3,594,753
PBF Energy Inc., Class A	84,808	2,654,490
PDC Energy Inc.(a)(b)	47,147	1,700,121
Peabody Energy Corp.	51,788	1,248,091
PEDEVCO Corp.(a)(b)	1,000	2,080
Penn Virginia Corp.(a)(b)	6,868	210,710
Phillips 66	299,370	28,003,070
Pioneer Natural Resources Co.	119,814	18,434,582
PrimeEnergy Resources Corp.(a)(b)	174	23,165
QEP Resources Inc.(a)(b)	168,079	1,215,211
Range Resources Corp.(b)	148,340	1,035,413
Renewable Energy Group Inc.(a)	30,663	486,315
REX American Resources Corp.(a)	6,801	495,793
Ring Energy Inc.(a)	69,640	226,330
Roan Resources Inc.(a)(b)	64,646	112,484
SandRidge Energy Inc.(a)	13,121	90,797
SemGroup Corp., Class A	37,281	447,372
SilverBow Resources Inc.(a)(b)	20,009	277,125
SM Energy Co.(b)	69,119	865,370
Southwestern Energy Co.(a)(b)	410,706	1,297,831
SRC Energy Inc.(a)(b)	174,263	864,344
Talos Energy Inc.(a)	11,924	286,772
Targa Resources Corp.	159,728	6,270,921

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Tellurian Inc.(a)(b)	69,013	$541,752
Torchlight Energy Resources Inc.(a)(b)	153,415	217,849
TransAtlantic Petroleum Ltd.(a)(b)	127,239	91,625
U.S. Energy Corp. Wyoming(a)	658	303
Ultra Petroleum Corp.(a)(b)	693,194	124,775
Unit Corp.(a)	40,020	355,778
Uranium Energy Corp.(a)(b)	282,975	387,676
VAALCO Energy Inc.(a)(b)	172,189	287,556
Valero Energy Corp.	300,143	25,695,242
Vertex Energy Inc.(a)(b)	12,507	18,886
W&T Offshore Inc.(a)(b)	66,001	327,365
Westwater Resources Inc.(a)	11	64
Whiting Petroleum Corp.(a)(b)	68,110	1,272,295
Williams Companies Inc. (The)	864,652	24,244,842
World Fuel Services Corp.	51,975	1,869,021
WPX Energy Inc.(a)	264,474	3,044,096
Yuma Energy Inc.(a)	729	147
Zion Oil & Gas Inc.(a)(b)	82,553	27,647

		884,918,249

Paper & Forest Products — 0.0%
Boise Cascade Co.	25,777	724,592
Clearwater Paper Corp.(a)(b)	12,671	234,287
Domtar Corp.	45,279	2,016,274
Louisiana-Pacific Corp.	96,938	2,541,714
Mercer International Inc.	31,234	483,190
Neenah Inc.	12,506	844,780
PH Glatfelter Co.	31,274	527,905
Resolute Forest Products Inc.	83,012	597,686
Schweitzer-Mauduit International Inc.	19,841	658,324
Verso Corp., Class A(a)(b)	24,390	464,630

		9,093,382

Personal Products — 0.2%
Avon Products Inc.(a)	301,658	1,170,433
Coty Inc., Class A(b)	215,576	2,888,718
Cyanotech Corp.(a)	812	2,517
Edgewell Personal Care Co.(a)	38,709	1,043,208
elf Beauty Inc.(a)	14,123	199,134
Estee Lauder Companies Inc. (The), Class A	157,386	28,818,951
Herbalife Nutrition Ltd.(a)(b)	70,669	3,021,806
Inter Parfums Inc.	12,603	837,974
Lifevantage Corp.(a)(b)	11,929	154,838
Mannatech Inc.	256	4,349
Medifast Inc.	7,903	1,013,955
MYOS RENS Technology Inc.(a)	307	467
Natural Alternatives International Inc.(a)(b)	880	10,261
Natural Health Trends Corp.(b)	6,119	49,258
Nature’s Sunshine Products Inc.(a)	6,357	59,057
Nu Skin Enterprises Inc., Class A	42,588	2,100,440
Reliv International Inc.(a)	258	1,089
Revlon Inc., Class A(a)(b)	6,650	128,545
United-Guardian Inc.	12,374	232,631
USANA Health Sciences Inc.(a)(b)	7,721	613,279
Veru Inc.(a)(b)	13,595	28,957

		42,379,867

Pharmaceuticals — 4.0%
AcelRx Pharmaceuticals Inc.(a)(b)	72,030	182,236
Acer Therapeutics Inc.(a)(b)	368	1,435
Aclaris Therapeutics Inc.(a)(b)	46,009	100,760
Adamis Pharmaceuticals Corp.(a)(b)	7,143	9,286

Security	Shares	Value

Pharmaceuticals (continued)
Aerie Pharmaceuticals Inc.(a)(b)	29,771	$879,733
Aerpio Pharmaceuticals Inc.(a)(b)	101,434	92,305
Agile Therapeutics Inc.(a)(b)	31,785	46,406
Akorn Inc.(a)(b)	93,763	482,879
Alimera Sciences Inc.(a)(b)	127,730	113,680
Allergan PLC	224,640	37,611,475
Amneal Pharmaceuticals Inc.(a)	57,533	412,512
Amphastar Pharmaceuticals Inc.(a)	12,377	261,278
Ampio Pharmaceuticals Inc.(a)(b)	185,968	72,118
ANI Pharmaceuticals Inc.(a)	6,573	540,301
Aratana Therapeutics Inc.(a)	31,768	163,923
Arvinas Holding Co. LLC(a)(b)	24,150	531,059
Assertio Therapeutics Inc.(a)	45,197	155,930
Axsome Therapeutics Inc.(a)(b)	12,404	319,403
BioDelivery Sciences International Inc.(a)(b)	35,768	166,321
BioPharmX Corp.(a)(b)	247	147
Bristol-Myers Squibb Co.	1,172,131	53,156,141
Cassava Sciences Inc.(a)(b)	5,124	6,200
Catalent Inc.(a)(b)	104,062	5,641,201
Cerecor Inc.(a)	5,886	32,020
Chiasma Inc.(a)(b)	5,792	43,266
Collegium Pharmaceutical Inc.(a)(b)	24,887	327,264
ContraVir Pharmaceuticals Inc.(a)(b)	86	359
Corcept Therapeutics Inc.(a)(b)	75,830	845,504
CorMedix Inc.(a)(b)	5,248	47,075
Cumberland Pharmaceuticals Inc.(a)(b)	7,207	45,909
Cymabay Therapeutics Inc.(a)	32,280	231,125
Dermira Inc.(a)(b)	24,042	229,842
Dova Pharmaceuticals Inc.(a)(b)	46,778	659,570
Durect Corp.(a)(b)	76,145	49,647
Elanco Animal Health Inc.(a)	262,819	8,883,282
Eli Lilly & Co.	619,086	68,588,538
Eloxx Pharmaceuticals Inc.(a)(b)	31,623	315,281
Endo International PLC(a)	133,853	551,474
Evofem Biosciences Inc.(a)(b)	574	3,811
Evoke Pharma Inc.(a)(b)	51,636	32,273
Evolus Inc.(a)(b)	5,650	82,603
EyeGate Pharmaceuticals Inc.(a)	635	152
EyePoint Pharmaceuticals Inc.(a)(b)	19,871	32,588
Flex Pharma Inc.(a)(b)	20,070	11,095
Harrow Health Inc.(a)(b)	45,484	395,711
Horizon Therapeutics PLC(a)(b)	129,723	3,121,135
Innoviva Inc.(a)	57,859	842,427
Intersect ENT Inc.(a)(b)	18,558	422,380
Intra-Cellular Therapies Inc.(a)	42,218	547,990
Jaguar Health Inc.(a)(b)	111	522
Jazz Pharmaceuticals PLC(a)(b)	39,447	5,623,564
Johnson & Johnson	1,914,762	266,688,051
Kala Pharmaceuticals Inc.(a)(b)	50,774	323,938
KemPharm Inc.(a)(b)	5,624	9,842
Lannett Co. Inc.(a)(b)	25,530	154,712
Lipocine Inc.(a)(b)	57,583	112,287
Liquidia Technologies Inc.(a)	24,265	194,120
Mallinckrodt PLC(a)(b)	65,623	602,419
Marinus Pharmaceuticals Inc.(a)(b)	82,662	343,047
Melinta Therapeutics Inc.(a)(b)	133	884
Merck & Co. Inc.	1,853,943	155,453,121
Mylan NV(a)	368,125	7,009,100
MyoKardia Inc.(a)	26,081	1,307,701
Nektar Therapeutics(a)(b)	126,038	4,484,432

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals (continued)
Neos Therapeutics Inc.(a)(b)	50,185	$64,739
NovaBay Pharmaceuticals Inc.(a)(b)	657	1,110
Novus Therapeutics Inc.(a)	317	320
Ocular Therapeutix Inc.(a)(b)	31,342	137,905
Odonate Therapeutics Inc.(a)	20,781	762,455
Omeros Corp.(a)(b)	38,657	606,528
OncoMed Pharmaceuticals Inc., NVS(c)	6,598	66
Onconova Therapeutics Inc.(a)	31	88
Optinose Inc.(a)(b)	46,535	329,468
Otonomy Inc.(a)(b)	13,455	37,001
Pacira BioSciences Inc.(a)	32,719	1,422,949
Paratek Pharmaceuticals Inc.(a)(b)	12,472	49,763
Perrigo Co. PLC	89,542	4,263,990
Pfizer Inc.	4,000,077	173,283,336
Phibro Animal Health Corp., Class A	18,777	596,545
PLx Pharma Inc.(a)(b)	348	2,506
Prestige Consumer Healthcare Inc.(a)	38,219	1,210,778
ProPhase Labs Inc.	123	264
Pulmatrix Inc.(a)	15	14
Reata Pharmaceuticals Inc., Class A(a)(b)	11,094	1,046,719
resTORbio Inc.(a)(b)	60,133	613,357
Revance Therapeutics Inc.(a)(b)	19,305	250,386
Ritter Pharmaceuticals Inc.(a)(b)	12,857	13,757
SCYNEXIS Inc.(a)(b)	64,447	84,426
Seelos Therapeutics Inc.(a)	43	94
Seelos Therapeutics Inc. New	43	23
SIGA Technologies Inc.(a)(b)	65,113	369,842
Sonoma Pharmaceuticals Inc.(a)	609	4,695
Supernus Pharmaceuticals Inc.(a)(b)	37,857	1,252,688
Teligent Inc.(a)(b)	45,712	28,803
Tetraphase Pharmaceuticals Inc.(a)(b)	76,514	36,750
TherapeuticsMD Inc.(a)(b)	114,328	297,253
Theravance Biopharma Inc.(a)(b)	31,835	519,866
Titan Pharmaceuticals Inc.(a)(b)	1,839	2,354
Tricida Inc.(a)(b)	16,639	656,575
Urovant Sciences Ltd.(a)(b)	30,604	242,078
VIVUS Inc.(a)(b)	10,926	41,737
WaVe Life Sciences Ltd.(a)(b)	15,383	401,342
Xeris Pharmaceuticals Inc.(a)(b)	18,607	212,864
Zoetis Inc.	344,087	39,050,434
Zogenix Inc.(a)(b)	30,804	1,471,815
Zynerba Pharmaceuticals Inc.(a)(b)	7,342	99,484

		859,063,957

Professional Services — 0.5%
Acacia Research Corp.(a)	8,453	25,021
ASGN Inc.(a)	38,631	2,341,039
Barrett Business Services Inc.	6,106	504,356
BG Staffing Inc.	17,549	331,325
CBIZ Inc.(a)	32,662	639,849
CoStar Group Inc.(a)	26,534	14,701,428
CRA International Inc.	6,352	243,472
DLH Holdings Corp.(a)	819	4,161
Equifax Inc.	86,805	11,739,508
Exponent Inc.	37,676	2,205,553
Forrester Research Inc.	6,497	305,554
Franklin Covey Co.(a)(b)	11,997	407,898
FTI Consulting Inc.(a)	26,482	2,220,251
GEE Group Inc.(a)(b)	802	632
GP Strategies Corp.(a)(b)	12,557	189,360
Heidrick & Struggles International Inc.	12,628	378,461

Security	Shares	Value

Professional Services (continued)
Hill International Inc.(a)(b)	122,397	$330,472
Hudson Global Inc.(a)(b)	1,946	24,228
Huron Consulting Group Inc.(a)	13,477	678,971
ICF International Inc.	12,861	936,281
IHS Markit Ltd.(a)	262,407	16,720,574
InnerWorkings Inc.(a)(b)	25,813	98,606
Insperity Inc.	27,632	3,374,972
Kelly Services Inc., Class A, NVS	19,449	509,369
Kforce Inc.	18,582	652,042
Korn Ferry	38,737	1,552,192
Lightbridge Corp.(a)(b)	5,596	3,717
ManpowerGroup Inc.	43,717	4,223,062
Mastech Digital Inc.(a)(b)	1,268	6,023
Mistras Group Inc.(a)(b)	12,219	175,587
Navigant Consulting Inc.	32,122	744,909
Nielsen Holdings PLC	254,595	5,753,847
RCM Technologies Inc.(a)	6,713	26,852
Resources Connection Inc.	25,552	409,087
Robert Half International Inc.	83,960	4,786,560
Spherix Inc.(a)	56	140
TransUnion	132,353	9,729,269
TriNet Group Inc.(a)	31,319	2,123,428
TrueBlue Inc.(a)	26,480	584,149
Upwork Inc.(a)(b)	38,252	615,092
Verisk Analytics Inc.	119,519	17,504,753
Volt Information Sciences Inc.(a)(b)	6,568	29,490
WageWorks Inc.(a)	28,237	1,434,157
Willdan Group Inc.(a)(b)	6,112	227,672

		109,493,369

Real Estate Management & Development — 0.1%
Altisource Portfolio Solutions SA(a)(b)	6,970	137,030
American Realty Investors Inc.(a)	779	10,626
CBRE Group Inc., Class A(a)	222,305	11,404,246
CKX Lands Inc.(a)	229	2,233
Consolidated-Tomoka Land Co.	5,674	338,738
eXp World Holdings Inc.(a)(b)	40,709	453,091
Forestar Group Inc.(a)(b)	1,009	19,726
FRP Holdings Inc.(a)(b)	5,696	317,666
Griffin Industrial Realty Inc.	642	22,695
HFF Inc., Class A	25,298	1,150,553
Howard Hughes Corp. (The)(a)	26,328	3,260,459
InterGroup Corp. (The)(a)	126	3,849
Jones Lang LaSalle Inc.	33,130	4,661,060
JW Mays Inc.(a)	106	3,964
Kennedy-Wilson Holdings Inc.	94,986	1,953,862
Marcus & Millichap Inc.(a)	18,523	571,435
Maui Land & Pineapple Co. Inc.(a)(b)	6,088	62,645
Newmark Group Inc., Class A	89,947	807,724
Rafael Holdings Inc., Class B(a)(b)	15	431
RE/MAX Holdings Inc., Class A	12,564	386,469
Realogy Holdings Corp.	80,748	584,615
Redfin Corp.(a)(b)	50,962	916,297
RMR Group Inc. (The), Class A	5,812	273,048
St. Joe Co. (The)(a)(b)	40,253	695,572
Stratus Properties Inc.(a)	5,678	184,138
Tejon Ranch Co.(a)(b)	8,406	139,456
Transcontinental Realty Investors Inc.(a)	269	6,894
Trinity Place Holdings Inc.(a)(b)	108,365	428,042

		28,796,564

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Road & Rail — 1.0%
AMERCO	5,774	$2,185,748
ArcBest Corp.	18,450	518,629
Avis Budget Group Inc.(a)	48,216	1,695,275
Covenant Transportation Group Inc., Class A(a)(b)	7,039	103,544
CSX Corp.	557,694	43,148,785
Daseke Inc.(a)(b)	80,661	290,380
Genesee & Wyoming Inc., Class A(a)	39,526	3,952,600
Heartland Express Inc.(b)	25,448	459,845
Hertz Global Holdings Inc.(a)	44,537	710,811
JB Hunt Transport Services Inc.	63,301	5,786,344
Kansas City Southern	71,967	8,767,020
Knight-Swift Transportation Holdings Inc.	84,568	2,777,213
Landstar System Inc.	30,549	3,298,986
Lyft Inc., Class A(a)(b)	23,999	1,576,974
Marten Transport Ltd.	26,526	481,447
Norfolk Southern Corp.	192,600	38,390,958
Old Dominion Freight Line Inc.	45,578	6,802,972
PAM Transportation Services Inc.(a)	673	41,726
Patriot Transportation Holding Inc.(a)(b)	681	11,557
Roadrunner Transportation Systems Inc.(a)(b)	19,146	182,844
Ryder System Inc.	37,481	2,185,142
Saia Inc.(a)	18,522	1,197,818
Schneider National Inc., Class B	13,398	244,380
U.S. Xpress Enterprises Inc., Class A(a)(b)	47,371	243,487
Uber Technologies Inc.(a)(b)	145,308	6,739,385
Union Pacific Corp.	510,423	86,317,634
Universal Logistics Holdings Inc.	6,204	139,404
USA Truck Inc.(a)(b)	6,275	63,440
Werner Enterprises Inc.	31,888	991,079
YRC Worldwide Inc.(a)(b)	24,713	99,593

		219,405,020

Semiconductors & Semiconductor Equipment — 3.5%
ACM Research Inc., Class A(a)(b)	32,231	503,126
Adesto Technologies Corp.(a)	5,682	46,308
Advanced Energy Industries Inc.(a)	23,072	1,298,261
Advanced Micro Devices Inc.(a)	630,792	19,157,153
Aehr Test Systems(a)(b)	11,917	19,663
Alpha & Omega Semiconductor Ltd.(a)	27	252
Amkor Technology Inc.(a)(b)	74,521	555,927
Amtech Systems Inc.(a)(b)	6,550	36,025
Analog Devices Inc.	265,135	29,925,787
Applied Materials Inc.	687,771	30,887,796
Aquantia Corp.(a)	23,298	303,573
Axcelis Technologies Inc.(a)(b)	19,307	290,570
AXT Inc.(a)	25,389	100,540
Broadcom Inc.	284,988	82,036,646
Brooks Automation Inc.	50,585	1,960,169
Cabot Microelectronics Corp.	21,217	2,335,567
CEVA Inc.(a)	13,053	317,841
Cirrus Logic Inc.(a)	44,260	1,934,162
Cohu Inc.	25,158	388,188
Cree Inc.(a)(b)	70,384	3,954,173
CVD Equipment Corp.(a)(b)	5,658	20,652
CyberOptics Corp.(a)(b)	6,089	98,824
Cypress Semiconductor Corp.	262,986	5,848,809
Diodes Inc.(a)(b)	25,799	938,310
DSP Group Inc.(a)	26	373
Enphase Energy Inc.(a)(b)	55,906	1,019,166
Entegris Inc.	96,736	3,610,188
Everspin Technologies Inc.(a)(b)	48,711	317,596

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
First Solar Inc.(a)(b)	56,268	$3,695,682
FormFactor Inc.(a)	50,862	797,008
GSI Technology Inc.(a)(b)	12,917	110,699
Ichor Holdings Ltd.(a)(b)	14,179	335,192
Impinj Inc.(a)(b)	10,347	296,131
Inphi Corp.(a)(b)	32,949	1,650,745
Intel Corp.	3,237,339	154,971,418
Intermolecular Inc.(a)	19,096	22,342
inTEST Corp.(a)	6,187	29,759
KLA-Tencor Corp.	117,533	13,892,401
Kopin Corp.(a)(b)	44,099	48,068
Kulicke & Soffa Industries Inc.	50,350	1,135,392
Lam Research Corp.	110,545	20,764,773
Lattice Semiconductor Corp.(a)(b)	82,479	1,203,369
MACOM Technology Solutions Holdings Inc.(a)	28,205	426,742
Marvell Technology Group Ltd.	429,046	10,241,328
Maxim Integrated Products Inc.	197,886	11,837,540
MaxLinear Inc.(a)	38,192	895,220
Microchip Technology Inc.	170,784	14,806,973
Micron Technology Inc.(a)(b)	802,058	30,951,418
MKS Instruments Inc.	37,723	2,938,244
Monolithic Power Systems Inc.	27,555	3,741,418
MoSys Inc.(a)(b)	5,573	975
Nanometrics Inc.(a)	18,388	638,247
NeoPhotonics Corp.(a)(b)	19,225	80,360
NVE Corp.	5,517	384,149
NVIDIA Corp.	438,800	72,064,124
ON Semiconductor Corp.(a)(b)	291,587	5,892,973
PDF Solutions Inc.(a)(b)	18,990	249,149
Photronics Inc.(a)	44,986	368,885
Pixelworks Inc.(a)(b)	18,984	56,003
Power Integrations Inc.	21,123	1,693,642
Qorvo Inc.(a)	89,249	5,944,876
QUALCOMM Inc.	870,797	66,241,528
QuickLogic Corp.(a)(b)	44,551	25,639
Rambus Inc.(a)	57,949	697,706
Rubicon Technology Inc.(a)	842	6,989
Rudolph Technologies Inc.(a)	19,898	549,782
Semtech Corp.(a)(b)	44,709	2,148,267
Silicon Laboratories Inc.(a)	31,200	3,226,080
Skyworks Solutions Inc.	123,509	9,543,540
SMART Global Holdings Inc.(a)	10,944	251,603
SolarEdge Technologies Inc.(a)(b)	33,856	2,114,646
SunPower Corp.(a)(b)	50,055	535,088
Synaptics Inc.(a)	25,613	746,363
Teradyne Inc.	127,148	6,091,661
Texas Instruments Inc.	677,259	77,722,243
Trio-Tech International(a)	311	896
Ultra Clean Holdings Inc.(a)	24,820	345,494
Universal Display Corp.	31,276	5,881,765
Veeco Instruments Inc.(a)(b)	32,042	391,553
Versum Materials Inc.	76,241	3,932,511
Xilinx Inc.	181,711	21,427,361
Xperi Corp.	37,933	781,040

		752,732,645

Software — 7.0%
2U Inc.(a)(b)	39,884	1,501,234
8x8 Inc.(a)(b)	64,516	1,554,836
A10 Networks Inc.(a)	25,892	176,583
ACI Worldwide Inc.(a)	82,428	2,830,578

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Adobe Inc.(a)	350,555	$103,291,031
Agilysys Inc.(a)	12,149	260,839
Alarm.com Holdings Inc.(a)(b)	25,882	1,384,687
Altair Engineering Inc., Class A(a)(b)	18,087	730,534
Alteryx Inc., Class A(a)(b)	33,065	3,608,053
Amber Road Inc.(a)(b)	7,140	93,248
American Software Inc./GA, Class A	19,014	250,034
Anaplan Inc.(a)(b)	11,833	597,211
ANSYS Inc.(a)	61,164	12,527,610
Appfolio Inc., Class A(a)(b)	6,541	668,948
Appian Corp.(a)(b)	16,296	587,797
Aspen Technology Inc.(a)	49,993	6,213,130
Asure Software Inc.(a)(b)	4,356	35,850
Autodesk Inc.(a)	158,984	25,898,494
Avalara Inc.(a)	30,836	2,226,359
Avaya Holdings Corp.(a)(b)	72,551	864,082
Aware Inc./MA(a)(b)	12,817	42,552
Benefitfocus Inc.(a)	17,105	464,401
Blackbaud Inc.	32,683	2,729,030
Blackline Inc.(a)(b)	32,361	1,731,637
Bottomline Technologies DE Inc.(a)(b)	25,687	1,136,393
Box Inc., Class A(a)(b)	110,450	1,945,024
BroadVision Inc.(a)	885	1,248
BSQUARE Corp.(a)(b)	6,705	7,778
Cadence Design Systems Inc.(a)	201,765	14,286,980
Carbon Black Inc.(a)(b)	33,525	560,538
CDK Global Inc.	87,933	4,347,407
Ceridian HCM Holding Inc.(a)(b)	48,227	2,420,995
ChannelAdvisor Corp.(a)	18,336	160,623
Cision Ltd.(a)	57,942	679,660
Citrix Systems Inc.	91,029	8,933,586
Cloudera Inc.(a)(b)	145,433	764,978
CommVault Systems Inc.(a)	25,817	1,281,040
Cornerstone OnDemand Inc.(a)	38,335	2,220,747
Coupa Software Inc.(a)(b)	39,155	4,957,415
Digimarc Corp.(a)	6,367	282,631
Digital Turbine Inc.(a)(b)	37,726	188,630
DocuSign Inc.(a)(b)	14,498	720,696
Domo Inc., Class B(a)(b)	5,884	160,751
Dropbox Inc., Class A(a)(b)	148,172	3,711,709
Ebix Inc.(b)	18,964	952,372
eGain Corp.(a)	12,781	104,037
Elastic NV(a)	5,249	391,890
Envestnet Inc.(a)(b)	32,922	2,250,877
Everbridge Inc.(a)(b)	17,835	1,594,806
Evolving Systems Inc.(a)	6,495	5,131
Fair Isaac Corp.(a)	21,304	6,689,882
Finjan Holdings Inc.(a)(b)	5,738	12,738
FireEye Inc.(a)(b)	128,882	1,908,742
Five9 Inc.(a)(b)	44,840	2,299,844
ForeScout Technologies Inc.(a)(b)	26,611	901,048
Fortinet Inc.(a)	103,227	7,930,930
GlobalSCAPE Inc.	8,817	90,110
GSE Systems Inc.(a)(b)	7,096	16,605
Guidewire Software Inc.(a)(b)	57,349	5,814,042
HubSpot Inc.(a)(b)	26,848	4,578,121
Instructure Inc.(a)	19,344	822,120
Intelligent Systems Corp.(a)(b)	5,547	159,698
Intuit Inc.	186,590	48,761,565
Inuvo Inc.(a)	13,719	5,762

Security	Shares	Value

Software (continued)
Issuer Direct Corp.	318	$3,562
j2 Global Inc.	32,912	2,925,548
LivePerson Inc.(a)	38,941	1,091,906
LogMeIn Inc.	37,754	2,781,715
Majesco(a)	6,453	60,077
Mam Software Group Inc.(a)(b)	6,638	67,376
Manhattan Associates Inc.(a)	46,389	3,216,149
Marin Software Inc.(a)(b)	1,625	3,997
Microsoft Corp.	5,523,034	739,865,635
MicroStrategy Inc., Class A(a)	6,452	924,636
Mitek Systems Inc.(a)(b)	14,931	148,414
MobileIron Inc.(a)	26,309	163,116
Model N Inc.(a)(b)	13,486	262,977
Monotype Imaging Holdings Inc.	26,387	444,357
Net Element Inc.(a)(b)	51	233
NetSol Technologies Inc.(a)(b)	6,483	36,240
New Relic Inc.(a)(b)	32,842	2,841,161
Nuance Communications Inc.(a)(b)	209,467	3,345,188
Nutanix Inc., Class A(a)(b)	58,577	1,519,487
NXT-ID Inc.(a)(b)	250	185
OneSpan Inc.(a)	19,414	275,096
Oracle Corp.	1,749,774	99,684,625
Palo Alto Networks Inc.(a)(b)	68,607	13,979,362
Park City Group Inc.(a)(b)	11,900	63,784
Paycom Software Inc.(a)(b)	34,388	7,796,447
Paylocity Holding Corp.(a)(b)	24,557	2,303,938
Pegasystems Inc.	25,380	1,807,310
Pivotal Software Inc., Class A(a)(b)	56,981	601,719
Pluralsight Inc., Class A(a)(b)	40,450	1,226,444
Progress Software Corp.	32,738	1,428,032
Proofpoint Inc.(a)	37,684	4,531,501
PROS Holdings Inc.(a)(b)	24,905	1,575,490
PTC Inc.(a)	77,409	6,948,232
Q2 Holdings Inc.(a)(b)	33,539	2,561,038
QAD Inc., Class A	6,398	257,264
QAD Inc., Class B	244	7,198
Qualys Inc.(a)(b)	25,398	2,211,658
Qumu Corp.(a)	7,027	29,162
Rapid7 Inc.(a)(b)	30,349	1,755,386
RealNetworks Inc.(a)(b)	18,603	35,346
RealPage Inc.(a)(b)	49,119	2,890,653
Red Hat Inc.(a)(b)	127,348	23,910,860
RingCentral Inc., Class A(a)	50,170	5,765,536
Riot Blockchain Inc.(a)(b)	6,078	19,085
SailPoint Technologies Holding Inc.(a)	40,350	808,614
salesforce.com Inc.(a)	558,912	84,803,718
Seachange International Inc.(a)	24,936	35,658
SecureWorks Corp., Class A(a)(b)	6,531	86,797
ServiceNow Inc.(a)	132,852	36,477,174
SharpSpring Inc.(a)(b)	5,704	74,095
ShotSpotter Inc.(a)(b)	5,379	237,752
SITO Mobile Ltd.(a)(b)	12,633	9,917
Smartsheet Inc., Class A(a)(b)	62,989	3,048,668
Smith Micro Software Inc.(a)(b)	7,116	21,633
Splunk Inc.(a)(b)	106,168	13,350,626
SPS Commerce Inc.(a)	12,512	1,278,852
SS&C Technologies Holdings Inc.	155,908	8,981,860
Support.com Inc.(a)(b)	5,669	9,184
SVMK Inc.(a)(b)	9,122	150,604
Symantec Corp.	460,940	10,030,054

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Synacor Inc.(a)(b)	18,997	$29,635
Synchronoss Technologies Inc.(a)	55,070	435,604
Synopsys Inc.(a)	110,169	14,177,649
Tableau Software Inc., Class A(a)(b)	52,394	8,698,452
Telaria Inc.(a)	24,721	185,902
Telenav Inc.(a)(b)	19,332	154,656
Tenable Holdings Inc.(a)	13,241	377,898
Teradata Corp.(a)	84,053	3,013,300
TiVo Corp.	82,804	610,265
Trade Desk Inc. (The), Class A(a)(b)	26,266	5,982,869
Tyler Technologies Inc.(a)	27,470	5,934,069
Upland Software Inc.(a)(b)	15,128	688,778
Varonis Systems Inc.(a)(b)	17,859	1,106,186
Verint Systems Inc.(a)	44,303	2,382,615
Veritone Inc.(a)(b)	46,797	391,223
VirnetX Holding Corp.(a)(b)	32,294	200,546
VMware Inc., Class A(b)	54,123	9,049,907
Workday Inc., Class A(a)	116,139	23,875,856
Workiva Inc.(a)(b)	12,988	754,473
Yext Inc.(a)(b)	59,531	1,195,978
Zendesk Inc.(a)	76,996	6,854,954
Zix Corp.(a)	38,355	348,647
Zoom Video Communications Inc., Class A(a)	14,894	1,322,438
Zscaler Inc.(a)(b)	11,644	892,396
Zuora Inc., Class A(a)(b)	17,469	267,625

		1,494,032,159

Specialty Retail — 2.2%
Aaron’s Inc.	48,229	2,961,743
Abercrombie & Fitch Co., Class A	42,826	686,929
Advance Auto Parts Inc.(b)	51,401	7,922,950
American Eagle Outfitters Inc.	128,437	2,170,585
America’s Car-Mart Inc./TX(a)	6,316	543,681
Appliance Recycling Centers of America Inc.(a)	173	759
Asbury Automotive Group Inc.(a)(b)	12,950	1,092,203
Ascena Retail Group Inc.(a)(b)	187,563	114,413
At Home Group Inc.(a)	19,268	128,325
AutoNation Inc.(a)	43,622	1,829,507
AutoZone Inc.(a)	17,991	19,780,565
Barnes & Noble Education Inc.(a)	25,876	86,943
Barnes & Noble Inc.	59,083	395,265
Bed Bath & Beyond Inc.(b)	110,475	1,283,720
Best Buy Co. Inc.	167,595	11,686,399
Big 5 Sporting Goods Corp.	11,065	21,577
Boot Barn Holdings Inc.(a)	26,302	937,403
Buckle Inc. (The)	17,709	306,543
Build-A-Bear Workshop Inc.(a)(b)	25,521	142,662
Burlington Stores Inc.(a)(b)	48,290	8,216,543
Caleres Inc.	32,931	655,986
Camping World Holdings Inc., Class A(b)	10,519	130,646
CarMax Inc.(a)	121,694	10,566,690
Carvana Co.(a)(b)	25,850	1,617,951
Cato Corp. (The), Class A	25,844	318,398
Chico’s FAS Inc.	93,507	315,119
Children’s Place Inc. (The)	13,088	1,248,333
Citi Trends Inc.	12,100	176,902
Conn’s Inc.(a)	18,965	337,956
Container Store Group Inc. (The)(a)(b)	12,694	92,920
Cool Holdings Inc.(a)(b)	310	502
Designer Brands Inc. , Class A	48,673	933,061
Destination Maternity Corp.(a)(b)	11,982	15,816

Security	Shares	Value

Specialty Retail (continued)
Destination XL Group Inc.(a)(b)	31,778	$55,929
Dick’s Sporting Goods Inc.	56,922	1,971,209
Express Inc.(a)(b)	33,761	92,168
Five Below Inc.(a)	38,641	4,637,693
Floor & Decor Holdings Inc., Class A(a)(b)	44,734	1,874,355
Foot Locker Inc.	81,215	3,404,533
Francesca’s Holdings Corp.(a)(b)	30,957	15,314
GameStop Corp., Class A	72,848	398,479
Gap Inc. (The)	154,532	2,776,940
Genesco Inc.(a)(b)	14,676	620,648
GNC Holdings Inc., Class A(a)(b)	96,995	145,493
Group 1 Automotive Inc.	13,387	1,096,261
Guess? Inc.	44,544	719,386
Haverty Furniture Companies Inc.	13,011	221,577
Hibbett Sports Inc.(a)(b)	19,057	346,837
Home Depot Inc. (The)	793,413	165,006,102
J. Jill Inc.	11,884	23,649
Kirkland’s Inc.(a)(b)	12,114	27,378
L Brands Inc.	168,591	4,400,225
Lithia Motors Inc., Class A	16,448	1,953,693
Lowe’s Companies Inc.	575,066	58,029,910
Lumber Liquidators Holdings Inc.(a)(b)	19,102	220,628
MarineMax Inc.(a)	7,938	130,501
Michaels Companies Inc. (The)(a)	59,504	517,685
Monro Inc.	24,729	2,109,384
Murphy USA Inc.(a)	19,821	1,665,559
National Vision Holdings Inc.(a)	39,193	1,204,401
O’Reilly Automotive Inc.(a)	56,402	20,830,387
Office Depot Inc.	376,963	776,544
Party City Holdco Inc.(a)(b)	38,345	281,069
Penske Automotive Group Inc.	26,219	1,240,159
Pier 1 Imports Inc.(a)(b)	57,474	432,779
Rent-A-Center Inc./TX(a)	37,720	1,004,484
RH(a)	14,209	1,642,560
Ross Stores Inc.	266,140	26,379,797
RTW RetailWinds Inc.(a)(b)	25,013	42,522
Sally Beauty Holdings Inc.(a)(b)	95,200	1,269,968
Sears Hometown and Outlet Stores Inc.(a)(b)	7,032	16,736
Shoe Carnival Inc.	6,108	168,581
Signet Jewelers Ltd.	37,315	667,192
Sleep Number Corp.(a)	22,748	918,792
Sonic Automotive Inc., Class A	19,395	452,873
Sportsman’s Warehouse Holdings Inc.(a)(b)	19,600	74,088
Stage Stores Inc.(b)	20,009	15,407
Stein Mart Inc.(a)	44	38
Tailored Brands Inc.	27,307	157,561
Tandy Leather Factory Inc.(a)(b)	5,776	31,768
Tiffany & Co.	77,229	7,231,724
Tile Shop Holdings Inc.	37,730	150,920
Tilly’s Inc., Class A	11,685	89,157
TJX Companies Inc. (The)	888,273	46,971,876
Tractor Supply Co.	88,355	9,613,024
Trans World Entertainment Corp.(a)	7,042	1,761
Ulta Salon Cosmetics & Fragrance Inc.(a)(b)	40,600	14,083,734
Urban Outfitters Inc.(a)	57,646	1,311,446
Vitamin Shoppe Inc.(a)	18,645	73,461
Williams-Sonoma Inc.	57,022	3,706,430
Winmark Corp.	359	62,161
Zumiez Inc.(a)(b)	6,499	169,624

		470,253,555

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Technology Hardware, Storage & Peripherals — 3.3%
3D Systems Corp.(a)(b)	87,053	$792,182
Apple Inc.	3,151,949	623,833,746
AstroNova Inc.	5,619	145,195
Avid Technology Inc.(a)(b)	19,870	181,215
CPI Card Group Inc.(a)	1,492	3,835
Cray Inc.(a)	26,292	915,488
Dell Technologies Inc., Class C(a)	108,950	5,534,660
Diebold Nixdorf Inc.(a)	58,088	532,086
Eastman Kodak Co.(a)(b)	25,756	61,814
Electronics For Imaging Inc.(a)(b)	32,110	1,185,180
Hewlett Packard Enterprise Co.	996,754	14,901,472
HP Inc.	1,109,614	23,068,875
Immersion Corp.(a)(b)	19,299	146,865
Intevac Inc.(a)(b)	13,518	65,427
NCR Corp.(a)(b)	81,461	2,533,437
NetApp Inc.	177,864	10,974,209
Pure Storage Inc., Class A(a)(b)	116,023	1,771,671
Seagate Technology PLC	185,164	8,724,928
TransAct Technologies Inc.	6,257	70,454
Western Digital Corp.	211,266	10,045,698
Xerox Corp.	144,913	5,131,369

		710,619,806

Textiles, Apparel & Luxury Goods — 0.8%
Apex Global Brands Inc.(a)(b)	6,305	2,585
Capri Holdings Ltd.(a)	107,232	3,718,806
Carter’s Inc.	34,373	3,352,742
Centric Brands Inc.(a)	239	982
Charles & Colvard Ltd.(a)(b)	19,042	30,086
Columbia Sportswear Co.	23,485	2,352,258
Crocs Inc.(a)	51,066	1,008,554
Crown Crafts Inc.	6,424	30,193
Culp Inc.	13	247
Deckers Outdoor Corp.(a)	20,039	3,526,263
Delta Apparel Inc.(a)(b)	5,801	134,467
Forward Industries Inc.(a)(b)	7,035	8,090
Fossil Group Inc.(a)	40,436	465,014
G-III Apparel Group Ltd.(a)(b)	26,221	771,422
Hanesbrands Inc.	256,608	4,418,790
Iconix Brand Group Inc.(a)(b)	4,003	3,403
Kontoor Brands Inc.(a)	32,962	923,595
Lakeland Industries Inc.(a)(b)	5,770	64,624
Levi Strauss & Co., Class A(a)	30,333	633,353
Lululemon Athletica Inc.(a)	75,646	13,632,166
Movado Group Inc.	7,693	207,711
NIKE Inc., Class B	904,695	75,949,145
Oxford Industries Inc.	12,144	920,515
PVH Corp.	53,243	5,038,918
Ralph Lauren Corp.	39,126	4,444,322
Rocky Brands Inc.	6,175	168,454
Sequential Brands Group Inc.(a)(b)	19,497	10,723
Skechers U.S.A. Inc., Class A(a)	97,737	3,077,738
Steven Madden Ltd.	57,600	1,955,520
Superior Group of Companies Inc.	6,234	106,788
Tapestry Inc.	206,361	6,547,835
Under Armour Inc., Class A(a)(b)	134,481	3,409,093
Under Armour Inc., Class C, NVS(a)(b)	138,352	3,071,414
Unifi Inc.(a)(b)	12,015	218,313
Vera Bradley Inc.(a)(b)	13,088	157,056
VF Corp.	235,493	20,570,314
Vince Holding Corp.(a)	896	12,499

Security	Shares	Value

Textiles, Apparel & Luxury Goods (continued)
Wolverine World Wide Inc.	70,352	$1,937,494

		162,881,492

Thrifts & Mortgage Finance — 0.2%
Axos Financial Inc.(a)	36,604	997,459
Bridgewater Bancshares Inc.(a)(b)	37,188	429,150
Broadway Financial Corp./DE(a)(b)	5,602	7,955
Capitol Federal Financial Inc.	113,483	1,562,661
Central Federal Corp.(a)(b)	1,726	20,781
Columbia Financial Inc.(a)(b)	36,345	548,810
Dime Community Bancshares Inc.	44,457	844,238
Elmira Savings Bank	668	10,721
Entegra Financial Corp.(a)(b)	2,547	76,716
ESSA Bancorp. Inc.	6,412	97,783
Essent Group Ltd.(a)	74,320	3,492,297
Federal Agricultural Mortgage Corp., Class A(b)	4,407	281,167
Federal Agricultural Mortgage Corp., Class C, NVS	6,425	466,841
First Defiance Financial Corp.	12,790	365,410
Flagstar Bancorp. Inc.	26,459	876,851
FS Bancorp. Inc.	807	41,859
Greene County Bancorp. Inc.	636	18,711
Guaranty Federal Bancshares Inc.	825	19,181
Hingham Institution for Savings	262	51,879
HMN Financial Inc.(a)(b)	848	17,808
Home Bancorp. Inc.	5,632	216,719
Home Federal Bancorp. Inc./LA	253	8,412
HomeStreet Inc.(a)	10,470	310,331
HopFed Bancorp. Inc.	5,713	108,376
IF Bancorp. Inc.	697	14,574
Impac Mortgage Holdings Inc.(a)(b)	6,199	19,217
Income Opportunity Realty Investors Inc.(a)	108	1,394
Kearny Financial Corp./MD	90,787	1,206,559
Kentucky First Federal Bancorp.	844	6,625
Lake Shore Bancorp. Inc.	652	9,747
LendingTree Inc.(a)(b)	5,203	2,185,416
Luther Burbank Corp.	40,233	438,137
Magyar Bancorp. Inc.(a)	714	8,639
Merchants Bancorp/IN	20,090	342,133
Meridian Bancorp. Inc.	32,713	585,236
Meta Financial Group Inc.	18,003	504,984
MGIC Investment Corp.(a)	256,475	3,370,082
MMA Capital Holdings Inc.(a)(b)	12,260	410,342
Mr Cooper Group Inc.(a)(b)	19,109	153,063
MSB Financial Corp./MD	650	9,952
New York Community Bancorp. Inc.	347,348	3,466,533
NMI Holdings Inc., Class A(a)	43,300	1,229,287
Northfield Bancorp. Inc.	25,799	402,722
Northwest Bancshares Inc.	75,701	1,333,095
OceanFirst Financial Corp.	24,803	616,355
Oconee Federal Financial Corp.	212	4,865
Ocwen Financial Corp.(a)(b)	82,941	171,688
Oritani Financial Corp.	25,635	454,765
Pathfinder Bancorp. Inc.(b)	713	10,374
PB Bancorp Inc.(b)	698	8,271
PCSB Financial Corp.	20,345	411,986
Ponce de Leon Federal Bank(a)(b)	30,935	442,061
Provident Bancorp. Inc.(a)(b)	6,488	181,599
Provident Financial Holdings Inc.	5,784	121,406
Provident Financial Services Inc.	50,716	1,229,863
Prudential Bancorp. Inc.	6,235	117,966
Radian Group Inc.(b)	147,043	3,359,933

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Thrifts & Mortgage Finance (continued)
Randolph Bancorp Inc.(a)(b)	21,209	$320,256
Riverview Bancorp. Inc.	13,661	116,665
Sachem Capital Corp.	89,929	477,523
Security National Financial Corp., Class A(a)(b)	7,772	39,015
Severn Bancorp. Inc.	6,295	54,704
Southern Missouri Bancorp. Inc.	5,624	195,884
Standard AVB Financial Corp.	2,225	61,054
Sterling Bancorp Inc./MI	42,363	422,359
Territorial Bancorp. Inc.	11,806	364,805
TFS Financial Corp.	44,943	812,120
Timberland Bancorp. Inc./WA	5,766	172,288
TrustCo Bank Corp. NY	50,748	401,924
United Community Financial Corp./OH	32,251	308,642
United Financial Bancorp. Inc.	32,687	463,502
Walker & Dunlop Inc.	19,038	1,013,012
Washington Federal Inc.	56,006	1,956,290
Waterstone Financial Inc.	18,957	323,406
Western New England Bancorp Inc.	18,562	173,369
WSFS Financial Corp.	39,605	1,635,687
WVS Financial Corp.	222	3,885

		43,017,375

Tobacco — 0.7%
22nd Century Group Inc.(a)(b)	71,613	149,671
Altria Group Inc.	1,347,205	63,790,157
Philip Morris International Inc.	1,117,268	87,739,056
Pyxus International Inc.(a)(b)	6,347	96,474
Turning Point Brands Inc.	8,352	409,081
Universal Corp./VA	17,696	1,075,386
Vector Group Ltd.	83,376	812,916

		154,072,741

Trading Companies & Distributors — 0.3%
AeroCentury Corp.(a)	249	1,811
Air Lease Corp.	76,173	3,148,992
Aircastle Ltd.	44,102	937,609
Applied Industrial Technologies Inc.	25,486	1,568,154
Beacon Roofing Supply Inc.(a)	50,198	1,843,271
BlueLinx Holdings Inc.(a)(b)	6,088	120,603
BMC Stock Holdings Inc.(a)	42,818	907,742
CAI International Inc.(a)(b)	12,601	312,757
DXP Enterprises Inc./TX(a)	7,160	271,292
EVI Industries Inc.	5,489	210,064
Fastenal Co.	409,961	13,360,629
Foundation Building Materials Inc.(a)	39,490	702,132
GATX Corp.	25,681	2,036,246
General Finance Corp.(a)(b)	7,229	60,507
GMS Inc.(a)	13,190	290,180
H&E Equipment Services Inc.	19,948	580,287
HD Supply Holdings Inc.(a)	129,559	5,218,637
Herc Holdings Inc.(a)	20,794	952,989
Houston Wire & Cable Co.(a)(b)	12,748	66,800
Huttig Building Products Inc.(a)(b)	12,510	32,276
Kaman Corp.	19,063	1,214,122
Lawson Products Inc./DE(a)	5,677	208,516
MRC Global Inc.(a)(b)	70,118	1,200,420
MSC Industrial Direct Co. Inc., Class A	32,350	2,402,311
NOW Inc.(a)	76,092	1,123,118
Rush Enterprises Inc., Class A	19,087	697,057
Rush Enterprises Inc., Class B	6,410	236,593
SiteOne Landscape Supply Inc.(a)(b)	26,189	1,814,898

Security	Shares	Value

Trading Companies & Distributors (continued)
Systemax Inc.	6,628	$146,876
Titan Machinery Inc.(a)	12,616	259,637
Transcat Inc.(a)	6,125	156,739
Triton International Ltd.	43,913	1,438,590
United Rentals Inc.(a)	58,022	7,695,458
Univar Inc.(a)(b)	100,935	2,224,607
Veritiv Corp.(a)	6,240	121,181
Watsco Inc.	23,192	3,792,588
WESCO International Inc.(a)	31,280	1,584,332
Willis Lease Finance Corp.(a)(b)	5,629	328,283
WW Grainger Inc.	32,332	8,672,412

		67,940,716

Transportation Infrastructure — 0.0%
Macquarie Infrastructure Corp.	55,453	2,248,065

Water Utilities — 0.1%
American States Water Co.	25,994	1,955,789
American Water Works Co. Inc.	129,576	15,030,816
Aqua America Inc.	153,122	6,334,657
AquaVenture Holdings Ltd.(a)	20,198	403,354
Artesian Resources Corp., Class A, NVS	6,187	229,971
Cadiz Inc.(a)(b)	12,703	142,909
California Water Service Group	36,188	1,832,198
Connecticut Water Service Inc.	12,163	848,004
Global Water Resources Inc.	43,220	451,217
Middlesex Water Co.	19,217	1,138,607
Pure Cycle Corp.(a)(b)	12,567	133,210
SJW Group	19,261	1,170,491
York Water Co. (The)	7,179	256,434

		29,927,657

Wireless Telecommunication Services — 0.1%
Boingo Wireless Inc.(a)(b)	37,283	669,976
Gogo Inc.(a)(b)	32,181	128,081
NII Holdings Inc.(a)(b)	70,239	118,704
Shenandoah Telecommunications Co.	31,187	1,201,323
Spok Holdings Inc.	11,684	175,727
Sprint Corp.(a)(b)	397,466	2,611,352
T-Mobile U.S. Inc.(a)	225,529	16,720,720
Telephone & Data Systems Inc.	74,593	2,267,627
U.S. Cellular Corp.(a)(b)	7,202	321,713

		24,215,223

Total Common Stocks — 99.7% (Cost: $18,116,339,181)		21,216,388,461

Preferred Stocks

Air Freight & Logistics — .00%
Air T Funding, Preference Shares, NVS	200	478

Total Preferred Stocks — 0.0% (Cost: $0)		478

Rights

Electrical Equipment — 0.0%
Babcock & Wilcox Enterprises Inc., (Expires 07/18/19)(a)	139,961	—

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Road & Rail — 0.0%
Hertz Global Holdings Inc., NVS (Expires 07/12/19)(a)	44,446	$86,670

Total Rights — 0.0% (Cost: $89,850)		86,670

Warrants

Air Freight & Logistics — 0.0%
Air T Inc., (Expires 07/06/20)(a)	1,052	74

Energy Equipment & Services — 0.0%
SAExploration Holdings Inc. (Expires 07/27/21)(a)	38	—

Oil, Gas & Consumable Fuels — 0.0%
Bonanza Creek Energy Inc., (Expires 04/28/20)(a)(b)(c)	2,346	47

Total Warrants — 0.0% (Cost: $0)		121

Short-Term Investments

Money Market Funds — 2.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.50%(d)(e)(f)	580,997,334	581,287,833

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.31%(d)(e)	49,260,913	$49,260,913

		630,548,746

Total Short-Term Investments — 2.9% (Cost: $630,378,908)		630,548,746

Total Investments in Securities — 102.6% (Cost: $18,746,807,939)		21,847,024,476

Other Assets, Less Liabilities — (2.6)%		(561,251,176)

Net Assets — 100.0%		$21,285,773,300

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended June 30, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Shares Purchased		Shares Sold	Shares Held at 06/30/19	Value at 06/30/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	348,262,905	232,734,429	(a)	—	580,997,334	$581,287,833	$768,198	(b)	$2,611	$55,945
BlackRock Cash Funds: Treasury, SL Agency Shares	30,421,817	18,839,096	(a)	—	49,260,913	49,260,913	249,711		—	—
BlackRock Inc.	80,215	7,882		(703)	87,394	41,014,004	281,619		(93,977)	3,594,541
PennyMac Mortgage Investment Trust	39,655	3,941		—	43,596	951,701	18,881		—	46,639

						$672,514,451	$1,318,409		$(91,366)	$3,697,125

(a)	Net of purchases and sales.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P 500 E-Mini	398	09/20/19	$58,590	$699,495
S&P MidCap 400 E-Mini	35	09/20/19	6,825	124,487

				$823,982

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® Core S&P Total U.S. Stock Market ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$21,216,375,438	$1,503	$11,520	$21,216,388,461
Preferred Stocks	478	—	—	478
Rights	86,670	—	—	86,670
Warrants	74	—	47	121
Money Market Funds	630,548,746	—	—	630,548,746

	$21,847,011,406	$1,503	$11,567	$21,847,024,476

Derivative financial instruments(a)
Assets
Futures Contracts	$823,982	$—	$—	$823,982

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares